                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09093

                                  E*TRADE Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                4500 Bohannon Drive, Menlo Park, California 94025
--------------------------------------------------------------------------------
  (Address of principal executive offices)                         (Zip code)

                                   Dennis Webb
                               4500 Bohannon Drive
                          Menlo Park, California 94025
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 650-331-6000

Date of fiscal year end: December 31, 2005

Date of reporting period: September 30, 2005

        Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

        A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments.
        Attached hereto.

Schedule of Investments
ETRADE RUSSELL 2000 INDEX FUND
September 30, 2005 (Unaudited)

                                                                   Shares                   Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS--98.7%
ADVERTISING--0.4%
ADVO, Inc.                                                          2,087          $       65,302
aQuantive, Inc.(a)                                                  3,829                  77,078
Catalina Marketing Corp.                                            3,358                  76,361
FTD Group, Inc.(a)                                                    800                   8,280
Greenfield Online, Inc.(a)                                          1,000                   5,440
Marchex, Inc.(a)                                                    1,200                  19,872
ValueVision Media, Inc., Class A(a)                                 1,879                  21,327
Ventiv Health, Inc.(a)                                              1,800                  47,178
Vertrue, Inc.(a)                                                      504                  18,320
                                                                                   --------------
                                                                                          339,158
                                                                                   --------------
AEROSPACE / DEFENSE--0.7%
AAR Corp.(a)                                                        2,124                  36,490
ARGON ST, Inc.(a)                                                     500                  14,670
BE Aerospace, Inc.(a)                                               3,700                  61,309
Curtiss-Wright Corp.                                                1,352                  83,432
DRS Technologies, Inc.(a)                                           1,836                  90,625
GenCorp., Inc.                                                      3,562                  66,431
HEICO Corp.                                                         1,472                  34,150
Innovative Solutions & Support(a)                                     750                  11,648
MTC Technologies, Inc.(a)                                             615                  19,668
Orbital Sciences Corp.(a)                                           3,598                  44,975
Sequa Corp., Class A(a)                                               380                  22,420
Teledyne Technologies Inc.(a)                                       2,180                  75,145
United Industrial Corp.                                               617                  22,058
                                                                                   --------------
                                                                                          583,021
                                                                                   --------------
AGRICULTURE--0.1%
Alliance One International, Inc.                                    5,866                  20,766
Andersons, Inc. (The)                                                 400                  11,712
Delta & Pine Land Co.                                               2,282                  60,268
Maui Land & Pineapple Co., Inc.(a)                                    175                   5,255
                                                                                   --------------
                                                                                           98,001
                                                                                   --------------
AIRLINES--0.5%
Airtran Holdings, Inc.(a)                                           5,836                  73,884
Alaska Air Group, Inc.(a)                                           1,696                  49,286
Alaska Communications Systems Group, Inc.                             800                   9,152
Continental Airlines, Inc., Class B(a)                              4,497                  43,441
Delta Air Lines, Inc.(a)                                            9,300                   6,975
ExpressJet Holdings, Inc.(a)                                        2,870                  25,744
Frontier Airlines, Inc.(a)                                          2,383                  23,306
MAIR Holdings, Inc.(a)                                                700                   4,081
Mesa Air Group, Inc.(a)                                             2,070                  17,078
Pinnacle Airlines Corp.(a)                                          1,200                   7,800
Republic Airways Holdings, Inc.(a)                                  1,000                  14,310

SkyWest, Inc.                                                       3,788                 101,593
US Airways Group, Inc.(a)                                             965                  20,280
World Air Holdings, Inc.(a)                                         1,600                  16,960
                                                                                   --------------
                                                                                          413,890
                                                                                   --------------
APPAREL--0.6%
Cache, Inc.                                                           700                  10,661
Carter's, Inc.(a)                                                   1,100                  62,480
Cherokee, Inc.                                                        458                  16,021
Deckers Outdoor Corp.(a)                                              600                  14,436
Escalade, Inc.                                                        500                   6,625
Gymboree Corp.(a)                                                   2,127                  29,012
Hartmarx Corp.(a)                                                   1,600                  10,480
K-Swiss, Inc., Class A                                              1,720                  50,860
Oxford Industries, Inc.                                               892                  40,247
Phillips-Van Heusen Corp.                                           2,140                  66,383
Russell Corp.                                                       2,198                  30,860
Skechers U.S.A., Inc., Class A(a)                                   1,361                  22,280
Stride Rite Corp.                                                   2,416                  30,973
Warnaco Group, Inc. (The)(a)                                        2,970                  65,073
Weyco Group, Inc.                                                     360                   7,020
                                                                                   --------------
                                                                                          463,411
                                                                                   --------------
AUTO MANUFACTURERS--0.3%
A.S.V., Inc.(a)                                                     1,190                  26,954
Aftermarket Technology Corp.(a)                                     1,290                  23,723
CLARCOR, Inc.                                                       3,324                  95,465
Smith (A.O.) Corp.                                                  1,028                  29,298
Wabash National Corp.(a)                                            2,107                  41,424
                                                                                   --------------
                                                                                          216,864
                                                                                   --------------
AUTO PARTS & EQUIPMENT--0.8%
Accuride Corp.(a)                                                     700                   9,667
American Axle & Manufacturing Holdings                              2,800                  64,624
ArvinMeritor, Inc.                                                  4,700                  78,584
Bandag, Inc.                                                          731                  31,331
Comercial Vehicle Group, Inc.(a)                                    1,000                  20,940
Cooper Tire & Rubber Co.                                            4,179                  63,813
Hayes Lemmerz International, Inc.(a)                                2,500                  11,200
Modine Manufacturing Co.                                            2,276                  83,484
Molina Healthcare, Inc.(a)                                            700                  17,493
Noble International, Ltd.                                             500                  12,080
R&B, Inc.(a)                                                          600                   6,150
Standard Motor Products, Inc.                                         891                   7,226
Strattec Security Corp.(a)                                            275                  14,259
Superior Industries International, Inc.                             1,522                  32,753
Tenneco Automotive, Inc.(a)                                         2,807                  49,151
Titan International, Inc.                                           1,000                  13,730
United Panam Financial Corp.(a)                                       300                   7,491
Visteon Corp.                                                       8,654                  84,636
                                                                                   --------------
                                                                                          608,612
                                                                                   --------------
BANKS--10.0%
1st Source Corp.                                                      717                  16,599

ABC Bancorp                                                           728                  13,970
Alabama National Bancorp                                              842                  53,837
AMCORE Financial, Inc.                                              1,331                  41,541
Amegy Bancorp, Inc.                                                 4,564                 103,283
AmericanWest Bancorp.(a)                                              640                  14,797
Ames National Corp.                                                   600                  16,560
Anchor BanCorp Wisconsin, Inc.                                      1,394                  41,095
Apollo Investment Corp.                                             4,075                  80,685
Ares Capital Corp.                                                  1,422                  23,150
Arrow Financial Corp.                                                 677                  18,360
Banc Corp.(The)(a)                                                    800                   8,640
BancFirst Corp.                                                       196                  16,660
Bancorp Bank(a)                                                       545                   8,715
Bancorpsouth, Inc.                                                  5,300                 121,104
BancTrust Financial Group, Inc.                                       588                  11,337
Bank Mutual Corp.                                                   3,761                  40,318
Bank of Granite Corp.                                                 801                  15,251
Bank of the Ozarks, Inc.                                              688                  23,619
BankAtlantic Bancorp, Inc., Class A                                 2,877                  48,880
BankUnited Financial Corp., Class A(a)                              1,598                  36,546
Banner Corp.                                                          595                  15,851
Berkshire Hills Bancorp, Inc.                                         486                  16,524
Beverly Hills Bancorp, Inc.                                           800                   8,208
BFC Financial Corp.(a)                                              1,575                  10,994
Boston Private Financial Holdings, Inc.                             1,909                  50,665
Brookline Bancorp, Inc.                                             4,186                  66,223
Camden National Corp.                                                 448                  16,876
Capital City Bank Group, Inc.                                         682                  25,718
Capital Corp of The West                                              533                  16,283
Capital Crossing Bank                                                 400                  13,896
Capital Southwest Corp.                                               200                  17,034
Capitol Bancorp, Ltd.                                                 747                  24,203
Cardinal Financial Corp.(a)                                         1,600                  15,440
Cascade Bancorp                                                     1,015                  21,203
Cathay General Bancorp                                              2,950                 104,606
Center Financial Corp.                                                700                  16,450
Central Coast Bancorp                                                 676                  14,406
Central Pacific Financial Corp.                                     2,020                  71,064
Charter Financial Corp.                                               275                   9,375
Chemical Financial Corp.                                            1,569                  50,993
Chittenden Corp.                                                    3,051                  80,882
Citizens & Northern Corp.                                             500                  13,350
Citizens Banking Corp.                                              2,810                  79,804
City Bank                                                             433                  14,822
City Holding Co.                                                    1,175                  42,018
Clifton Savings Bancorp, Inc.                                         800                   8,240
Coastal Financial Corp.                                               853                  12,812
CoBiz, Inc.                                                           933                  17,363
Colony Bankcorp, Inc.                                                 300                   8,118
Columbia Bancorp                                                      309                  12,419
Columbia Banking System, Inc.                                         938                  24,604
Commercial Bankshares, Inc. (Florida)                                 300                  11,277
Commercial Capital Bancorp, Inc.                                    2,881                  48,977
Commercial Federal Corp.                                            2,562                  87,467
Community Bancorp(a)                                                  300                   9,897
Community Bank System, Inc.                                         2,020                  45,652
Community Banks, Inc.                                               1,382                  38,848
Community Trust Bancorp, Inc.                                         881                  28,351
Corus Bankshares, Inc.                                              1,286                  70,511
CVB Financial Corp.                                                 3,103                  57,716
Dime Community Bancshares                                           1,781                  26,216
Enterprise Financial Services Corp.                                   500                  10,610

Eurobancshares, Inc.(a)                                               600                   8,946
Farmers Capital Bank Corp.                                            400                  12,392
Fidelity Bankshares, Inc.                                           1,370                  41,854
Financial Institutions, Inc.                                          552                  10,162
First Bancorp North Carolina                                          665                  13,327
First Bancorp Puerto Rico                                           4,600                  77,832
First Busey Corp., Class A                                            816                  15,888
First Charter Corp.                                                 1,892                  46,316
First Citizens BancShares, Inc., Class A                              373                  63,652
First Commonwealth Financial Corp.                                  4,571                  60,931
First Community Bancorp                                               763                  36,494
First Community Bancshares, Inc.                                      623                  18,279
First Defiance Financial Corp.                                        400                  10,972
First Financial Bancorp                                             2,375                  44,175
First Financial Bankshares, Inc.                                    1,269                  44,199
First Financial Corp.                                                 818                  22,086
First Financial Holdings, Inc.                                        776                  23,839
First Indiana Corp.                                                   650                  22,146
First Merchants Corp.                                               1,137                  29,369
First Midwest Bancorp, Inc.                                         3,000                 111,719
First Niagara Financial Group, Inc.                                 7,761                 112,068
First Oak Brook Bancshares, Class A                                   436                  13,206
First Place Financial Corp.                                           874                  19,377
First Regional Bancorp (California)(a)                                100                   7,879
First Republic Bank                                                 1,318                  46,433
First South Bancorp, Inc. (North Carolina)                            300                   9,993
First State Bancorp                                                   982                  20,809
FirstFed Financial Corp.(a)                                         1,054                  56,716
Flagstar Bancorp, Inc.                                              2,253                  36,273
Flushing Financial Corp.                                            1,162                  19,022
FNB Corp.                                                           3,800                  65,664
FNB Corp. (Virginia)                                                  429                  11,875
Franklin Bank Corp.(a)                                              1,400                  22,610
Fremont General Corp.                                               4,400                  96,052
Frontier Financial Corp.                                            1,677                  48,633
GB&T Bancshares, Inc.                                                 772                  16,390
Glacier Bancorp, Inc.                                               2,106                  65,012
Gold Bancorp, Inc.                                                  2,558                  38,114
Great Southern Bancorp, Inc.                                          588                  17,593
Greater Bay Bancorp                                                 3,289                  81,041
Greene County Bancshares, Inc.                                        400                  10,352
Hancock Holding Co.                                                 1,786                  60,974
Hanmi Financial Corp.                                               2,658                  47,711
Harbor Florida Bancshares, Inc.                                     1,289                  46,752
Harleysville National Corp.                                         1,867                  40,981
Harris & Harris Group, Inc.(a)                                      1,200                  13,320
Heartland Financial USA, Inc.                                         643                  12,493
Heritage Commerce Corp.                                               700                  14,560
Horizon Financial Corp.                                               600                  13,200
Hudson United Bancorp                                               2,900                 122,756
IBERIABANK Corp.                                                      531                  28,223
Independent Bank Corp. (Massachusetts)                                951                  28,891
Independent Bank Corp. (Michigan)                                   1,366                  39,669
Integra Bank Corp.                                                    930                  20,181
Interchange Financial Services Corp.                                1,014                  17,502
Irwin Financial Corp.                                               1,100                  22,429
ITLA Capital Corp.(a)                                                 394                  20,681
Kearny Financial Corp.                                              1,500                  18,750
KNBT Bancorp, Inc.                                                  2,200                  34,254
Lakeland Bancorp, Inc.                                              1,276                  19,561
Lakeland Financial Corp.                                              371                  15,341
Macatawa Bank Corp.                                                   653                  22,339

MAF Bancorp, Inc.                                                   2,165                  88,765
Main Street Banks, Inc.                                               922                  24,710
MainSource Financial Group, Inc.                                      823                  14,592
MB Financial, Inc.                                                  1,491                  58,119
MBT Financial Corp.                                                   877                  16,163
Mercantile Bank Corp.                                                 496                  21,224
Mid-State Bancshares                                                1,568                  43,136
Midwest Banc Holdings, Inc.                                           857                  19,814
Nara Bancorp, Inc.                                                  1,146                  17,133
NASB Financial, Inc.                                                  230                   9,200
National Penn Bancshares, Inc.                                      2,265                  56,376
NBC Capital Corp.                                                     443                  11,110
NBT Bancorp, Inc.                                                   2,159                  50,931
Net.Bank, Inc.                                                      2,984                  24,797
NewAlliance Bancshares, Inc.                                        7,700                 112,727
Northern Empire Bancshares(a)                                         500                  12,460
Northwest Bancorp, Inc.                                             1,363                  28,964
OceanFirst Financial Corp.                                            592                  14,291
Ocwen Financial Corp.(a)                                            2,278                  15,809
Old National Bancorp (Indiana)                                      4,595                  97,506
Old Second Bancorp, Inc.                                              816                  24,349
Omega Financial Corp.                                                 749                  20,994
Oriental Financial Group, Inc.                                      1,460                  17,870
Pacific Capital Bancorp                                             2,954                  98,339
Park National Corp.                                                   761                  82,393
Partners Trust Financial Group, Inc.                                3,235                  37,267
Peapack-Gladstone Financial Corp.                                     460                  12,622
PennFed Financial Services, Inc.                                      564                  10,310
Pennsylvania Commerce Bancorp, Inc.(a)                                300                  10,704
Peoples Bancorp, Inc.                                                 585                  16,164
PFF Bancorp, Inc.                                                   1,229                  37,190
Pinnacle Financial Partners, Inc.(a)                                  400                  10,072
Piper Jaffray Cos.(a)                                               1,400                  41,804
Placer Sierra Bancshares                                              400                  10,988
Preferred Bank (California)                                           300                  12,057
Premierwest Bancorp(a)                                                800                  12,080
PrivateBancorp, Inc.                                                1,016                  34,828
Prosperity Bancshares, Inc.                                         1,480                  44,770
Provident Bankshares Corp.                                          2,153                  74,881
Provident Financial Holdings, Inc.                                    349                   9,789
Provident Financial Services, Inc.                                  4,917                  86,539
Provident New York Bancorp                                          2,691                  31,404
R&G Financial Corp., Class B                                        1,735                  23,856
Renasant Corp.                                                        679                  21,490
Republic Bancorp, Inc.                                              4,559                  64,464
Republic Bancorp, Inc., Class A                                       422                   8,828
Rockville Financial, Inc.(a)                                          500                   6,670
Royal Bancshares of Pennsylvania, Class A                             227                   5,071
S&T Bancorp, Inc.                                                   1,636                  61,841
Sanders Morris Harris Group, Inc.                                     800                  13,080
Sandy Spring Bancorp, Inc.                                            894                  30,128
Santander BanCorp                                                     347                   8,547
SCBF Financial Corp.                                                  447                  14,116
Seacoast Banking Corp. of Florida                                     748                  17,526
Security Bank Corp.                                                   750                  18,668
Sierra Bancorp                                                        300                   6,840
Signature Bank(a)                                                     700                  18,893
Simmons First National Corp., Class A                                 844                  24,071
Sound Federal Bancorp, Inc.                                           700                  11,697
Southside Bancshares, Inc.                                            634                  12,052
Southwest Bancorp, Inc.                                               861                  18,916
State Bancorp, Inc.                                                   610                  10,931

State Financial Services Corp., Class A                               390                  14,243
Sterling Bancorp (New York)                                         1,164                  26,202
Sterling Bancshares, Inc.                                           2,963                  43,586
Sterling Financial Corp. (Pennsylvania)                             1,703                  34,315
Sterling Financial Corp. (Washington)                               2,374                  53,534
Suffolk Bancorp                                                       614                  19,593
Summit Bancshares, Inc. (Texas)                                       600                  11,022
Summit Financial Group, Inc.                                          300                   8,175
Sun Bancorp, Inc. (New Jersey)                                        656                  13,835
Susquehanna Bancshares, Inc.                                        3,074                  73,899
SVB Financial Group(a)                                              2,375                 115,519
SY Bancorp, Inc.                                                      778                  18,501
Taylor Capital Group, Inc.                                            276                  10,438
Texas Capital Bancshares, Inc.(a)                                   1,400                  29,610
Texas Regional Bancshares, Inc., Class A                            2,739                  78,856
TierOne Corp.                                                       1,128                  29,678
Tompkins Trustco, Inc.                                                385                  16,651
TriCo Bancshares                                                      752                  16,183
TrustCo Bank Corp. (New York)                                       5,062                  63,427
Trustmark Corp.                                                     3,100                  86,335
UCBH Holdings, Inc.                                                 6,100                 111,751
UMB Financial Corp.                                                   956                  62,790
Umpqua Holdings Corp.                                               2,887                  70,212
Union Bankshares Corp.                                                485                  20,263
United Bankshares, Inc.                                             2,500                  87,375
United Community Banks, Inc.                                        2,089                  59,537
United Community Financial Corp.                                    1,809                  20,297
United Security Bancshares, Inc.                                      400                  10,976
Univest Corp. of Pennsylvania                                         650                  17,973
Unizan Financial Corp.                                              1,384                  33,507
USB Holding Co., Inc.                                                 665                  15,162
Vineyard National Bancorp                                             500                  14,775
Virginia Commerce Bancorp                                             562                  15,219
Virginia Financial Group, Inc.                                        450                  16,223
W Holding Co., Inc.                                                 7,300                  69,788
Washington Trust Bancorp, Inc.                                        763                  20,746
WesBanco, Inc.                                                      1,419                  39,023
West Bancorporation                                                 1,167                  21,613
West Coast Bancorp                                                    892                  22,300
Westamerica Bancorp                                                 2,200                 113,629
Western Sierra Bancorp                                                400                  13,776
Westfield Financial, Inc.                                             223                   5,241
Wilshire Bancorp, Inc.                                                900                  13,770
Wintrust Financial Corp.                                            1,619                  81,371
WSFS Financial Corp.                                                  359                  21,142
Yardville National Bancorp                                            524                  18,471
                                                                                   --------------
                                                                                        7,914,629
                                                                                   --------------
BEVERAGES--0.2%
Boston Beer Co., Inc., Class A(a)                                     569                  14,225
Coca-Cola Bottling Co. Consolidated                                   296                  14,486
Farmer Brothers Co.                                                   430                   8,682
Green Mountain Coffee Roasters, Inc.(a)                               300                  10,434
Hansen Natural Corp(a)                                              1,000                  47,080
National Beverage Corp.                                               436                   3,383
Peet's Coffee & Tea, Inc.(a)                                          837                  25,629
                                                                                   --------------
                                                                                          123,919
                                                                                   --------------

BIOTECHNOLOGY--1.7%
Aastrom Biosciences, Inc.(a)                                        6,800                  15,980
Alexion Pharmaceuticals, Inc.(a)                                    2,014                  55,748
Applera Corp. - Celera Genomics Group(a)                            4,832                  58,612
Arena Pharmaceuticals, Inc.(a)                                      2,300                  22,770
Ariad Pharmaceuticals, Inc.(a)                                      4,096                  30,433
Arqule, Inc.(a)                                                     2,100                  16,443
Barrier Therapeutics, Inc.(a)                                         900                   7,551
Cambrex Corp.                                                       1,779                  33,730
Cotherix, Inc.(a)                                                     800                  11,160
CuraGen Corp.(a)                                                    3,191                  15,795
Curis, Inc.(a)                                                      3,100                  14,229
deCODE genetics, Inc.(a)                                            3,576                  30,003
Diversa Corp.(a)                                                    1,575                   9,119
Encysive Pharmaceuticals, Inc.(a)                                   3,817                  44,964
Exelixis, Inc.(a)                                                   5,590                  42,875
Genitope Corp.(a)                                                   1,600                  11,104
GTx, Inc.(a)                                                          500                   4,655
Human Genome Sciences, Inc.(a)                                      8,800                 119,593
ICOS Corp.(a)                                                       4,300                 118,766
Illumina, Inc.(a)                                                   2,400                  30,744
Incyte Corp.(a)                                                     5,613                  26,381
Integra LifeSciences Holdings Corp.(a)                              1,424                  54,482
Keryx Biopharmaceuticals, Inc.(a)                                   1,800                  28,368
Lexicon Genetics, Inc.(a)                                           4,289                  17,070
Lifecell Corp.(a)                                                   2,200                  47,586
Marshall Edwards, Inc.(a)                                             500                   2,905
Martek Biosciences Corp.(a)                                         2,100                  73,773
Maxygen, Inc.(a)                                                    1,739                  14,416
Momenta Pharmaceuticals, Inc.(a)                                      500                  13,625
Monogram Biosciences, Inc.(a)                                       8,200                  19,270
Myogen, Inc.(a)                                                     1,100                  25,850
Myriad Genetics, Inc.(a)                                            2,059                  45,010
Nanogen, Inc.(a)                                                    3,100                   9,951
Nektar Therapeutics(a)                                              5,700                  96,615
Northfield Laboratories, Inc.(a)                                    1,600                  20,640
Orchid Cellmark, Inc.(a)                                            1,500                  12,750
PRA International(a)                                                  700                  21,217
Regeneron Pharmaceuticals, Inc.(a)                                  2,359                  22,387
Savient Pharmaceuticals, Inc.(a)                                    4,100                  15,457
Seattle Genetics, Inc.(a)                                           1,771                   9,298
Stemcells, Inc.(a)                                                  4,100                  22,632
Stratagene Corp.(a)                                                   500                   4,505
Telik, Inc.(a)                                                      3,373                  55,182
Tercica, Inc.(a)                                                      700                   7,896
                                                                                   --------------
                                                                                        1,361,540
                                                                                   --------------
BUILDING MATERIALS--1.2%
Aaon, Inc.(a)                                                         500                   9,190
Apogee Enterprises, Inc.                                            1,915                  32,747
Ceradyne, Inc.                                                      1,641                  60,192
Drew Industries, Inc.(a)                                            1,014                  26,171
Eagle Materials, Inc.                                               1,160                 140,788
ElkCorp                                                             1,389                  49,685
Genlyte Group, Inc. (The)(a)                                        1,484                  71,351
Interline Brands, Inc.                                                800                  16,808
Lennox International, Inc.                                          3,244                  88,918
LSI Industries, Inc.                                                1,233                  23,427
Mestek, Inc.(a)                                                       200                   2,472
NCI Building Systems, Inc.(a)                                       1,273                  51,926

Simpson Manufacturing Co., Inc.                                     2,412                  94,406
Texas Industries, Inc.                                              1,382                  75,181
Trex Co., Inc.(a)                                                     669                  16,056
York International Corp.                                            2,799                 156,939
                                                                                   --------------
                                                                                          916,257
                                                                                   --------------
CHEMICALS--1.8%
American Vanguard Corp.                                               600                  10,986
Arch Chemicals, Inc.                                                1,620                  37,665
Balchem Corp.                                                         500                  13,775
Bio-Rad Laboratories, Inc., Class A(a)                              1,100                  60,489
Cabot Microelectronics Corp.(a)                                     1,541                  45,275
Calgon Carbon Corp.                                                 2,207                  17,435
Ferro Corp.                                                         2,793                  51,168
Georgia Gulf Corp.                                                  2,268                  54,613
Grace (W.R.) & Co.(a)                                               4,387                  39,264
H.B. Fuller Co.                                                     1,909                  59,332
Hercules, Inc.(a)                                                   7,612                  93,019
Kronos Worldwide, Inc.                                                264                   8,379
MacDermid, Inc.                                                     1,887                  49,553
Minerals Technologies, Inc.                                         1,280                  73,229
Myers Industries, Inc.                                              1,816                  21,138
Newmarket Corp.(a)                                                  1,065                  18,467
NL Industries, Inc.                                                   508                   9,545
Nuco2, Inc.(a)                                                        700                  18,025
Octel Corp.                                                           736                  12,269
Olin Corp.                                                          4,804                  91,228
OM Group, Inc.(a)                                                   1,922                  38,690
Pioneer Cos., Inc.(a)                                                 700                  16,842
PolyOne Corp.(a)                                                    6,179                  37,445
Raven Industries, Inc.                                                980                  28,665
Rogers Corp.(a)                                                     1,043                  40,364
Schulman (A.), Inc.                                                 2,084                  37,408
Spartech Corp.                                                      2,171                  42,421
Stepan Co.                                                            366                   9,172
SurModics, Inc.(a)                                                    951                  36,794
Symyx Technologies, Inc.(a)                                         2,177                  56,863
Terra Industries, Inc.(a)                                           6,200                  41,230
UAP Holding Corp.                                                   2,200                  39,820
Vertex Pharmaceuticals, Inc.(a)                                     6,381                 142,615
Wellman, Inc.                                                       2,215                  14,021
Westlake Chemical Corp.                                               800                  21,664
Zoltek Cos., Inc.(a)                                                  700                   9,205
                                                                                   --------------
                                                                                        1,398,073
                                                                                   --------------
COAL--0.2%
Alpha Natural Resources, Inc.(a)                                    2,000                  60,080
Foundation Coal Holdings, Inc.                                      1,600                  61,520
James River Coal Co.(a)                                               800                  40,376
                                                                                   --------------
                                                                                          161,976
                                                                                   --------------
COMMERCIAL SERVICES--5.3%
Aaron Rents, Inc.                                                   2,576                  54,482
ABM Industries, Inc.                                                2,605                  54,210
Ace Cash Express, Inc.(a)                                             700                  13,657
Actuant Corp., Class A(a)                                           1,841                  86,159

Administaff, Inc.(a)                                                1,214                  48,244
Advance America Cash Advance                                        4,600                  60,950
Advisory Board (The) Co.(a)                                         1,170                  60,887
Albany Molecular Research, Inc.(a)                                  1,595                  19,427
Alderwoods Group, Inc.(a)                                           2,629                  43,063
Arbitron, Inc.(a)                                                   2,143                  85,377
Armor Holdings, Inc.(a)                                             2,327                 100,084
Bankrate, Inc.(a)                                                     600                  16,458
BearingPoint, Inc.(a)                                              12,300                  93,357
Bowne & Co., Inc.                                                   2,310                  33,010
Bright Horizons Family Solutions, Inc.(a)                           1,804                  69,274
CBIZ, Inc.(a)                                                       3,972                  20,257
CDI Corp.                                                             788                  23,278
Central Parking Corp.                                               1,247                  18,643
Cenveo, Inc.(a)                                                     3,200                  33,184
Chemed Corp.                                                        1,702                  73,765
Clark, Inc.                                                         1,016                  17,099
CMGI, Inc.(a)                                                      32,436                  54,168
Coinstar, Inc.(a)                                                   1,587                  29,375
Consolidated Graphics, Inc.(a)                                        718                  30,910
Corinthian Colleges, Inc.(a)                                        6,100                  80,947
CorVel Corp.(a)                                                       334                   8,003
CoStar Group, Inc.(a)                                                 987                  46,113
CRA International, Inc.(a)                                            784                  32,685
Cross Country Healthcare, Inc.(a)                                   2,198                  40,795
Darling International, Inc.(a)                                      4,172                  14,727
DeVry, Inc.(a)                                                      3,800                  72,390
DiamondCluster International, Inc.(a)                               2,000                  15,160
Educate, Inc.(a)                                                    1,100                  16,500
Electro Rent Corp.                                                  1,119                  14,077
Escala Group, Inc.(a)                                                 400                   6,660
Euronet Worldwide, Inc.(a)                                          2,043                  60,452
Exponent, Inc.(a)                                                     500                  15,695
FTI Consulting, Inc.(a)                                             2,833                  71,562
Gartner Inc. Class A(a)                                             3,654                  42,715
Gevity HR, Inc.                                                     1,719                  46,826
GSI Commerce, Inc.(a)                                               2,210                  43,979
Harris Interactive, Inc.(a)                                         3,484                  14,877
Healthcare Services Group, Inc.                                     1,823                  35,093
Heidrick & Struggles International, Inc.(a)                         1,178                  38,144
Hudson Highland Group, Inc.(a)                                      1,578                  39,403
Huron Consulting Group, Inc.(a)                                       400                  10,728
iPayment Holdings, Inc.(a)                                            782                  29,591
j2 Global Communications, Inc.(a)                                   1,455                  58,811
Jackson Hewitt Tax Service                                          2,500                  59,775
Kelly Services, Inc., Class A                                       1,161                  35,596
Kforce, Inc.(a)                                                     2,200                  22,660
Korn/Ferry International(a)                                         2,244                  36,779
Labor Ready, Inc.(a)                                                3,622                  92,904
Landauer, Inc.                                                        563                  27,587
Learning Tree International, Inc.(a)                                  510                   6,732
LECG Corp.(a)                                                         900                  20,700
Magellan Health Services, Inc.(a)                                   1,800                  63,270
MAXIMUS, Inc.(a)                                                    1,165                  41,649
McGrath Rentcorp                                                    1,250                  35,413
Midas, Inc.(a)                                                        938                  18,647
Mobile Mini, Inc.(a)                                                  927                  40,185
Monro Muffler Brake, Inc.(a)                                          605                  15,893
Morningstar, Inc.(a)                                                  500                  16,000
MPS Group, Inc.(a)                                                  6,916                  81,609
Navigant Consulting, Inc.(a)                                        3,184                  61,005
NetRatings, Inc.(a)                                                   907                  13,805

Odyssey Marine Exploration, Inc.(a)                                 2,400                   8,856
PHH Corp.(a)                                                        3,400                  93,364
Plexus Corp.(a)                                                     2,875                  49,134
Pre-Paid Legal Services, Inc.                                         632                  24,458
PRG-Schultz International, Inc.(a)                                  2,679                   8,064
Providence Service Corp.(The)(a)                                      600                  18,354
QC Holdings, Inc.(a)                                                  400                   5,216
Quanta Services, Inc.(a)                                            7,794                  99,451
Rent-Way, Inc.(a)                                                   1,766                  12,132
Resources Connection, Inc.(a)                                       3,096                  91,734
Rollins, Inc.                                                       1,933                  37,732
Senomyx, Inc.(a)                                                    1,300                  22,139
SFBC International, Inc.                                            1,089                  48,341
Sotheby's Holdings, Inc., Class A(a)                                2,630                  43,974
Source Interlink Cos., Inc.(a)                                      2,200                  24,332
SOURCECORP, Inc.(a)                                                   910                  19,510
Spherion Corp.(a)                                                   4,170                  31,692
Stamps.com, Inc.                                                    1,018                  17,520
Stewart Enterprises, Inc., Class A(a)                               7,136                  47,312
Strayer Education, Inc.                                               885                  83,650
TeleTech Holdings, Inc.(a)                                          2,344                  23,487
Thomas Nelson, Inc.                                                   662                  12,419
TNS, Inc.(a)                                                          800                  19,400
Trimeris, Inc.(a)                                                   1,125                  17,258
Tyler Technologies, Inc.(a)                                         2,377                  19,682
United Rentals, Inc.(a)                                             4,379                  86,310
Universal Technical Institute, Inc.(a)                              1,300                  46,293
URS Corp.(a)                                                        2,683                 108,366
Valassis Communications, Inc.(a)                                    3,400                 132,532
Viad Corp.                                                          1,400                  38,290
Volt Information Sciences, Inc.(a)                                    466                   9,469
Watson Wyatt & Co. Holdings                                         2,200                  59,290
Wireless Facilities, Inc.(a)                                        3,684                  21,367
World Fuel Services Corp.                                           1,396                  45,300
Wright Express Corp.(a)                                             2,600                  56,134
                                                                                   --------------
                                                                                        4,168,022
                                                                                   --------------
COMPUTERS--4.2%
3D Systems Corp.(a)                                                   700                  15,561
Advanced Digital Information Corp.(a)                               4,294                  40,364
Advent Software, Inc.(a)                                            1,488                  40,087
Agile Software Corp.(a)                                             3,437                  24,643
Aspen Technology, Inc.(a)                                           2,848                  17,800
ANSYS, Inc.(a)                                                      2,080                  80,059
Anteon International Corp.(a)                                       1,864                  79,705
autobytel.com, Inc.(a)                                              2,707                  13,562
Black Box Corp.                                                     1,047                  43,932
Brocade Communications Systems, Inc.(a)                            18,000                  73,440
CCC Information Services Group, Inc.(a)                               509                  13,300
CIBER, Inc.(a)                                                      3,489                  25,923
COMSYS IT Partners, Inc.(a)                                           800                   9,768
Concur Technologies, Inc.(a)                                        1,956                  24,196
Covansys Corp.(a)                                                   2,100                  33,516
CyberGuard Corp.(a)                                                 1,329                  10,964
Dendrite International, Inc.(a)                                     2,752                  55,288
Digital River, Inc.(a)                                              2,281                  79,493
Digitas, Inc.(a)                                                    5,960                  67,706
Dot Hill Systems Corp.(a)                                           2,817                  18,958
DSP Group, Inc.(a)                                                  1,950                  50,037
Echelon Corp.(a)                                                    2,018                  18,586

Eclipsys Corp.(a)                                                   2,482                  44,279
eCollege.com, Inc.(a)                                               1,045                  15,529
Electronics For Imaging, Inc.(a)                                    3,555                  81,552
Entrust, Inc.(a)                                                    4,177                  23,391
Epicor Software Corp.(a)                                            3,430                  44,590
Extreme Networks, Inc.(a)                                           8,233                  36,637
FalconStor Software, Inc.(a)                                        1,507                   9,132
Gamestop Corp., Class B(a)                                          2,979                  84,573
Gateway, Inc.(a)                                                   17,334                  46,802
Hypercom Corp.(a)                                                   3,396                  22,142
IDX Systems Corp.(a)                                                1,721                  74,313
iGATE Corp.(a)                                                      1,313                   4,766
Imation Corp.                                                       2,200                  94,313
infoUSA, Inc.(a)                                                    2,177                  23,120
Integral Systems, Inc.                                                600                  12,384
Intergraph Corp.(a)                                                 1,886                  84,323
Internet Security Systems, Inc.(a)                                  2,596                  62,330
Interwoven, Inc.(a)                                                 2,721                  22,231
Jack Henry & Associates, Inc.                                       4,900                  95,059
Kanbay International, Inc.(a)                                       1,700                  31,960
Keynote Systems, Inc.(a)                                            1,060                  13,759
Komag, Inc.(a)                                                      1,809                  57,816
Kronos, Inc.(a)                                                     2,156                  96,243
Lexar Media, Inc.(a)                                                5,223                  33,427
Lionbridge Technologies, Inc.(a)                                    2,771                  18,704
Manhattan Associates, Inc.(a)                                       1,992                  46,214
Maxtor Corp.(a)                                                    17,000                  74,800
MICROS Systems, Inc.(a)                                             2,472                 108,150
Mobility Electronics, Inc.(a)                                       1,800                  19,188
MTS Systems Corp.                                                   1,354                  51,141
NetScout Systems, Inc.(a)                                           1,470                   7,982
Packeteer, Inc.(a)                                                  2,278                  28,589
Palm, Inc.(a)                                                       2,723                  77,143
PAR Technology Corp.(a)                                               200                   4,600
Pegasus Solutions, Inc.(a)                                          1,408                  12,644
Perot Systems Corp., Class A(a)                                     5,497                  77,783
Progress Software Corp.(a)                                          2,492                  79,171
QAD, Inc.                                                             695                   5,762
Quantum Corp.(a)                                                   12,315                  38,053
Quest Software, Inc.(a)                                             4,187                  63,098
Radiant Systems, Inc.(a)                                            1,400                  14,448
RadiSys Corp.(a)                                                    1,207                  23,416
Rimage Corp.(a)                                                       600                  16,002
RSA Security, Inc.(a)                                               4,635                  58,911
SafeNet, Inc.(a)                                                    1,538                  55,845
Sapient Corp.(a)                                                    5,413                  33,831
ScanSoft, Inc.(a)                                                   5,940                  31,660
ScanSource, Inc.(a)                                                   786                  38,310
Secure Computing Corp.                                              2,383                  27,047
SI International, Inc.(a)                                             600                  18,582
Silicon Storage Technology, Inc.(a)                                 5,930                  31,903
Sonic Solutions, Inc.(a)                                            1,503                  32,315
SonicWALL, Inc.(a)                                                  3,505                  22,257
SS&C Technologies, Inc.                                             1,010                  37,006
Stratasys, Inc.(a)                                                    655                  19,454
Sykes Enterprises, Inc.(a)                                          1,758                  20,920
Synaptics, Inc.(a)                                                  1,443                  27,128
Synnex Corp.(a)                                                       500                   8,420
Syntel, Inc.                                                          504                   9,823
Transaction Systems Architects, Inc.(a)                             2,488                  69,291
TTM Technologies, Inc.(a)                                           2,712                  19,391
Verity, Inc.(a)                                                     2,454                  26,061
                                                                                   --------------
                                                                                        3,306,602
                                                                                   --------------

COMPUTERS, PERIPHERAL & SOFTWARE--0.5%
Bottomline Technologies, Inc.                                       1,000                  15,090
Digi International, Inc.(a)                                         1,400                  15,022
FactSet Research Systems Inc.                                       2,250                  79,290
Intervideo, Inc.(a)                                                   600                   6,018
Mapinfo Corp(a)                                                     1,300                  15,925
McDATA Corp., Class A(a)                                            8,000                  41,920
Merge Technologies, Inc.(a)                                         1,200                  20,508
Motive, Inc.(a)                                                     1,500                   9,510
Navarre Corp.(a)                                                    1,600                   9,264
Ness Technologies, Inc.(a)                                          1,200                  12,000
Netgear, Inc.(a)                                                    2,100                  50,526
Open Solutions, Inc.(a)                                             1,200                  26,184
Phase Forward, Inc.(a)                                              1,500                  16,395
Rightnow Technologies, Inc.(a)                                        700                  10,304
Ultimate Software Group, Inc.(a)                                    1,400                  25,788
Vignette Corp.(a)                                                   1,948                  30,993
WebSideStory, Inc.(a)                                                 500                   8,860
Witness Systems, Inc.(a)                                            1,800                  37,602
                                                                                   --------------
                                                                                          431,199
                                                                                   --------------
COSMETICS/PERSONAL CARE--0.2%
Chattem, Inc.(a)                                                    1,045                  37,098
Elizabeth Arden, Inc.(a)                                            1,745                  37,657
Inter Parfums, Inc.                                                   258                   5,080
Parlux Fragrances, Inc.(a)                                            400                  11,656
Revlon, Inc., Class A(a)                                            9,742                  31,369
                                                                                   --------------
                                                                                          122,860
                                                                                   --------------
DISTRIBUTION/WHOLESALE--1.1%
Advanced Energy Industries, Inc.(a)                                 1,881                  20,240
Aviall, Inc.(a)                                                     2,231                  75,363
Beacon Roofing Supply, Inc.(a)                                      1,000                  32,670
Bell Microproducts, Inc.(a)                                         1,800                  18,054
Bluelinx Holdings, Inc.                                               600                   8,064
Building Materials Holdings Corp.                                     871                  81,168
Central European Distribution Corp.                                   847                  36,074
Comfort Systems USA, Inc.(a)                                        2,600                  22,906
Handleman Co.                                                       1,319                  16,659
Hughes Supply, Inc.                                                 4,500                 146,700
Huttig Building Products, Inc.(a)                                     900                   8,145
Keystone Automotive Industries, Inc.(a)                               988                  28,464
LKQ Corp.(a)                                                          900                  27,180
Owens & Minor, Inc.                                                 2,573                  75,518
United Stationers, Inc.(a)                                          2,224                 106,441
Watsco, Inc.                                                        1,454                  77,222
WESCO International, Inc.(a)                                        2,129                  72,109
                                                                                    -------------
                                                                                          852,977
                                                                                    -------------
DIVERSIFIED FINANCIAL SERVICES--2.0%
Accredited Home Lenders Holding Co.(a)                              1,048                  36,848
Advanta Corp., Class B                                              1,126                  31,787

Archipelago Hldgs, Inc., Usd 0.01(a)                                2,000                  79,700
Asset Acceptance Capital Corp.(a)                                     500                  14,985
Asta Funding, Inc.                                                    600                  18,216
BKF Capital Group, Inc.                                               400                  12,372
Calamos Asset MGMT-A(a)                                             1,400                  34,552
Charter Municipal Mortgage Acceptance Co.                           2,603                  53,362
Cohen & Steers, Inc.                                                  500                  10,000
Collegiate Funding Services(a)                                        900                  13,329
CompuCredit Corp.(a)                                                1,221                  54,237
Delta Financial Corp.                                                 700                   5,110
Digital Insight Corp.(a)                                            2,322                  60,511
Doral Financial Corp.                                               5,800                  75,806
Encore Capital Group, Inc.(a)                                         900                  16,056
Federal Agricultrural Mortgage Corp., Class C                         714                  17,379
Financial Federal Corp.(a)                                          1,052                  41,870
Forrester Research, Inc.(a)                                           746                  15,532
GAMCO Investors, Inc. Class A                                         439                  20,128
GFI Group Inc.(a)                                                     400                  16,468
Gladstone Capital Corp.                                               676                  15,244
Greenhill & Co, Inc.                                                  700                  29,183
International Securities Exchange, Inc.(a)                            700                  16,380
Investment Technology Group, Inc.(a)                                2,602                  77,019
Knight Capital Group, Inc.(a)                                       7,259                  60,322
LaBranche & Co, Inc.(a)                                             3,500                  30,415
Marketaxess Holdings, Inc.(a)                                       1,400                  19,040
Marlin Business Services, Inc.(a)                                     400                   9,216
Nasdaq Stock Market (The), Inc.(a)                                  2,900                  73,515
MCG Capital Corp.                                                   3,339                  56,329
Metris Companies, Inc.(a)                                           3,808                  55,711
National Financial Partners Co.                                     2,300                 103,821
NCO Group, Inc.(a)                                                  2,127                  43,944
OptionsXpress Holdings., Inc.                                       1,300                  24,752
Phoenix Companies, Inc.                                             6,408                  78,178
Portfolio Recovery Associates, Inc.(a)                                957                  41,323
Resource America, Inc., Class A                                       989                  17,535
S1 Corp.(a)                                                         4,585                  17,927
StarTek, Inc.                                                         700                   9,240
Stifel Financial Corp.                                                466                  16,729
SWS Group, Inc.                                                       914                  14,990
Technology Investment Capital Corp.                                   800                  12,632
Waddell & Reed Financial, Inc.                                      5,100                  98,735
World Acceptance Corp.(a)                                           1,316                  33,440
                                                                                   --------------
                                                                                        1,583,868
                                                                                   --------------
ELECTRIC--1.5%
Allete, Inc.                                                        1,700                  77,877
Avista Corp.                                                        3,148                  61,071
Black Hills Corp.                                                   2,160                  93,679
Calpine Corp.(a)                                                   38,200                  98,938
Central Vermont Public Service Corp.                                  752                  13,160
CH Energy Group, Inc.                                                 944                  44,821
Cleco Corp.                                                         3,260                  76,871
Duquesne Light Holdings, Inc.                                       5,200                  89,492
El Paso Electric Co.(a)                                             3,112                  64,885
Empire District Electric Co. (The)                                  1,734                  39,657
IDACORP, Inc.                                                       2,720                  81,954
MGE Energy, Inc.                                                    1,285                  46,915
Northwestern Corp.                                                  2,400                  72,456
Ormat Technologies, Inc.(a)                                           400                   8,852
Otter Tail Corp.                                                    1,969                  60,921

Plug Power, Inc.(a)                                                 3,381                  22,991
Sierra Pacific Resources(a)                                         7,931                 117,775
UIL Holdings Corp.                                                    932                  48,753
UniSource Energy Corp.                                              2,321                  77,150
                                                                                   --------------
                                                                                        1,198,218
                                                                                   --------------
ELECTRICAL COMPONENTS & EQUIPMENT--0.4%
American Superconductor Corp.(a)                                    2,100                  21,735
Belden CDT, Inc.                                                    3,021                  58,698
C&D Technologies, Inc.                                              1,730                  16,279
China Energy Savings Technology, Inc.(a)                              100                     601
Color Kinetics, Inc.(a)                                               800                  12,000
Encore Wire Corp.                                                   1,008                  16,390
Enersys(a)                                                          3,000                  45,510
GrafTech International Ltd.(a)                                      6,562                  35,632
Greatbatch, Inc.(a)                                                 1,311                  35,974
Medis Technologies Ltd.(a)                                            936                  16,801
Microtune, Inc.(a)                                                  3,400                  21,182
Power-One, Inc.(a)                                                  4,872                  26,991
Superior Essex, Inc.(a)                                             1,000                  18,010
Ultralife Batteries, Inc.(a)                                          900                  11,628
                                                                                   --------------
                                                                                          337,431
                                                                                   --------------
ELECTRONICS--3.4%
Actel Corp.(a)                                                      1,727                  24,972
Aeroflex, Inc.(a)                                                   5,037                  47,146
Agilysys, Inc.                                                      1,975                  33,259
American Science and Engineering, Inc.(a)                             500                  32,795
Analogic Corp.                                                        837                  42,193
Artesyn Technologies, Inc.(a)                                       2,472                  22,990
ATMI, Inc.(a)                                                       2,420                  75,020
Badger Meter, Inc.                                                    300                  11,802
Barnes Group, Inc.                                                  1,058                  37,940
Bel Fuse, Inc., Class B                                               701                  25,537
Benchmark Electronics, Inc.                                         2,693                  81,113
Brady Corp., Class A                                                2,696                  83,415
Checkpoint Systems, Inc.(a)                                         2,505                  59,419
Cogent, Inc.(a)                                                     1,600                  38,000
Coherent, Inc.(a)                                                   2,067                  60,522
CTS Corp.                                                           2,482                  30,032
Cubic Corp.                                                           904                  15,476
Cymer, Inc.(a)                                                      2,382                  74,604
Daktronics, Inc.(a)                                                   899                  21,558
Diodes, Inc.                                                          567                  20,559
Dionex Corp.(a)                                                     1,241                  67,324
EDO Corp.                                                             956                  28,709
Electro Scientific Industries, Inc.(a)                              1,782                  39,846
Energy Conversion Devices, Inc.(a)                                  1,402                  62,922
Exar Corp.(a)                                                       2,731                  38,289
Excel Technology, Inc.(a)                                             760                  19,524
Fargo Electronics, Inc.(a)                                            800                  13,976
Faro Technologies, Inc.(a)                                            700                  13,643
FEI Co.(a)                                                          1,612                  31,031
FuelCell Energy, Inc.(a)                                            3,131                  34,347
General Cable Corp.(a)                                              2,630                  44,184
Helix Technology Corp.                                              1,788                  26,373
Herley Industries, Inc.(a)                                            805                  14,997
Hutchinson Technology, Inc.(a)                                      1,741                  45,475

II-VI, Inc.                                                         1,588                  28,171
International Displayworks, Inc.(a)                                 2,100                  12,474
Ionatron, Inc.(a)                                                   1,500                  15,120
Keithley Instruments, Inc.                                            787                  11,490
KEMET Corp.(a)                                                      5,786                  48,487
LaBarge, Inc.(a)                                                      600                   7,752
LeCroy Corp.(a)                                                       700                  10,395
Lifeline Systems, Inc.(a)                                             742                  24,805
Littelfuse, Inc.(a)                                                 1,395                  39,241
Lojack Corp.(a)                                                     1,000                  21,140
Mattson Technology, Inc.(a)                                         2,824                  21,208
Measurement Specialties, Inc.(a)                                      700                  14,840
Mentor Graphics Corp.(a)                                            5,286                  45,460
Mercury Computer Systems, Inc.(a)                                   1,262                  33,128
Methode Electronics, Inc., Class A                                  2,417                  27,844
Metrologic Instruments, Inc.                                          732                  13,315
Micrel, Inc.(a)                                                     4,079                  45,807
Microsemi Corp.(a)                                                  3,999                 102,135
MKS Instruments, Inc.(a)                                            2,221                  38,268
Molecular Devices Corp.(a)                                          1,068                  22,311
Moog, Inc., Class A                                                 2,297                  67,807
Multi-Fineline Electronix, Inc.(a)                                    500                  14,635
OSI Systems, Inc.(a)                                                  902                  14,252
Park Electrochemical Corp.                                          1,231                  32,806
Photon Dynamics, Inc.(a)                                            1,058                  20,261
Photronics, Inc.(a)                                                 2,591                  50,265
Power Integrations, Inc.(a)                                         1,969                  42,826
Rofin-Sinar Technologies, Inc.(a)                                     928                  35,255
Rudolph Technologies, Inc.(a)                                         776                  10,453
Silicon Image, Inc.(a)                                              5,291                  47,037
Spatialight, Inc.(a)                                                2,000                   8,780
Supertex, Inc.(a)                                                     626                  18,774
Sypris Solutions, Inc.                                                510                   5,477
Taser International, Inc.                                           4,000                  24,680
Technitrol, Inc.(a)                                                 2,673                  40,950
Triumph Group, Inc.(a)                                                931                  34,605
Universal Display Corp.(a)                                          1,443                  16,089
Universal Electronics, Inc.(a)                                        836                  14,454
Varian, Inc.(a)                                                     2,247                  77,117
Vicor Corp.                                                         1,172                  17,756
Viisage Technology, Inc.(a)                                         2,200                   9,130
Watts Water Technologies, Inc., Class A                             1,538                  44,371
Woodward Governor Co.                                                 604                  51,370
X-Rite, Inc.                                                        1,317                  16,331
Zoran Corp.(a)                                                      2,805                  40,112
                                                                                   --------------
                                                                                        2,657,976
                                                                                   --------------
ENERGY & RELATED--0.2%
Headwaters, Inc.(a)                                                 2,726                 101,952
KCS Energy, Inc.(a)                                                 3,383                  93,134
                                                                                   --------------
                                                                                          195,086
                                                                                   --------------
ENERGY - ALTERNATE SOURCES--0.3%
Covanta Holding Corp.(a)                                            7,200                  96,696
Evergreen Solar, Inc.(a)                                            2,600                  24,258
KFX, Inc.(a)                                                        3,999                  68,463
Pacific Ethanol, Inc.(a)                                              200                   2,064
Quantum Fuel Systems Technologies Worldwide, Inc.(a)                2,900                  11,890

Syntroleum Corp.(a)                                                 2,600                  37,856
                                                                                   --------------
                                                                                          241,227
                                                                                   --------------
ENGINEERING & CONSTRUCTION--0.4%
EMCOR Group, Inc.(a)                                                  910                  53,963
Granite Construction, Inc.                                          2,290                  87,570
Infrasource Services, Inc.(a)                                         800                  11,640
Layne Christensen Co.(a)                                              600                  14,130
Perini Corp.(a)                                                     1,164                  21,185
Washington Group International, Inc.(a)                             1,765                  95,115
                                                                                   --------------
                                                                                          283,603
                                                                                   --------------
ENTERTAINMENT--1.4%
4Kids Entertainment, Inc.(a)                                          852                  14,816
Alliance Gaming Corp.(a)                                            3,356                  36,413
Ambassadors Group, Inc.                                             1,000                  22,300
Ameristar Casinos, Inc.                                             1,638                  34,136
Argosy Gaming Co.(a)                                                2,037                  95,718
Blue Coat Systems, Inc.(a)                                            600                  26,088
Blue Nile, Inc.(a)                                                    900                  28,476
Carmike Cinemas, Inc.                                                 783                  17,962
Churchill Downs, Inc.                                                 485                  17,130
Cybersource Corp.(a)                                                1,800                  11,844
Dover Downs Gaming & Entertainment, Inc.                              537                   7,303
Dover Motorsports, Inc.                                             1,031                   7,052
Equinix, Inc.(a)                                                      900                  37,485
Gaylord Entertainment Co.(a)                                        2,661                 126,796
Great Wolf Resorts, Inc.                                            1,700                  17,578
Internet Capital Group, Inc.(a)                                     2,500                  22,025
Ipass, Inc.(a)                                                      3,500                  18,830
Isle of Capri Casinos, Inc.(a)                                        886                  18,943
Ivillage, Inc.(a)                                                   3,100                  22,506
Macrovision Corp.(a)                                                3,252                  62,113
Magna Entertainment Corp., Class A(a)                               2,453                  16,337
Martha Stewart Living Omnimedia Inc., Class A(a)                    1,534                  38,381
Mikohn Gaming Corp.(a)                                              1,600                  21,264
MTR Gaming Group, Inc.(a)                                           1,579                  12,648
Patten Corp.(a)                                                     1,300                  22,945
Pinnacle Entertainment, Inc.(a)                                     2,611                  47,860
RealNetworks, Inc.(a)                                               7,700                  43,967
Redback Network, Inc.(a)                                            2,700                  26,784
Shuffle Master, Inc.                                                2,397                  63,353
Six Flags, Inc.(a)                                                  6,227                  44,772
Speedway Motorsports, Inc.                                            957                  34,768
Steinway Musical Instruments, Inc.(a)                                 400                  10,540
Sunterra Corp.(a)                                                   1,200                  15,756
Travelzoo, Inc.(a)                                                    200                   4,438
Vail Resorts, Inc.(a)                                               2,088                  60,030
World Wrestling Entertainment, Inc.                                 1,269                  16,497
                                                                                   --------------
                                                                                        1,125,854
                                                                                   --------------
ENVIRONMENTAL CONTROL--0.6%
Aleris International, Inc.(a)                                       2,100                  57,645
American Ecology Corp.                                                700                  13,734
Casella Waste Systems, Inc., Class A(a)                             1,158                  15,205
Clean Harbors, Inc.(a)                                                900                  30,555

Duratek, Inc.(a)                                                      800                  14,624
Metal Management, Inc.                                              1,500                  38,025
Mine Safety Appliances Co.                                          1,981                  76,665
Tetra Tech, Inc.(a)                                                 3,396                  57,121
Thermogenesis(a)                                                    3,000                  15,900
Waste Connections, Inc.                                             3,017                 105,835
Waste Industries USA, Inc.                                            400                   5,320
Waste Services, Inc.(a)                                             4,300                  15,910
                                                                                   --------------
                                                                                          446,539
                                                                                   --------------
FOOD--2.0%
American Italian Pasta Co., Class A                                 1,089                  11,609
Arden Group, Inc., Class A                                             44                   3,311
BJ'S Restaurants, Inc.(a)                                             825                  16,855
CEC Entertainment, Inc.(a)                                          2,309                  73,334
Chiquita Brands International, Inc.                                 2,736                  76,471
Corn Products International, Inc.                                   5,086                 102,585
Flowers Foods, Inc.                                                 3,261                  88,960
Gold Kist, Inc.(a)                                                  3,500                  68,425
Great Atlantic & Pacific Tea Co.(a)                                 1,043                  29,579
Hain Celestial Group, Inc.(a)                                       1,814                  35,192
IHOP Corp.                                                          1,204                  49,051
Ingles Markets, Inc., Class A                                         687                  10,855
J & J Snack Foods Corp.                                               362                  20,924
Jack in the Box, Inc.(a)                                            2,387                  71,395
Lance, Inc.                                                         2,052                  35,828
Landry's Restaurants, Inc.                                          1,028                  30,120
M&F Worldwide Corp.(a)                                                700                  10,885
Nash Finch Co.                                                        749                  31,600
P.F. Chang's China Bistro, Inc.(a)                                  1,746                  78,273
Papa John's International, Inc.(a)                                    611                  30,623
Pathmark Stores, Inc.(a)                                            2,000                  22,540
Performance Food Group Co.(a)                                       3,200                 100,992
Provide Commerce, Inc.(a)                                             500                  12,135
Ralcorp Holdings, Inc.                                              2,004                  84,008
Rare Hospitality International, Inc.(a)                             2,243                  57,645
Ruddick Corp.                                                       2,246                  51,770
Sanderson Farms, Inc.                                               1,055                  39,204
Sanfilippo  (John B.) & Son, Inc.(a)                                  442                   7,735
Seabooard Corp.                                                        17                  23,341
Sensient Technologies Corp.                                         3,088                  58,518
Spartan Stores, Inc.(a)                                             1,300                  13,390
Tejon Ranch Co.(a)                                                    515                  24,205
Tootsie Roll Industries, Inc.                                       1,700                  53,975
United Natural Foods, Inc.                                          2,650                  93,704
Weis Markets, Inc.                                                    821                  32,848
Wild Oats Markets, Inc.(a)                                          1,928                  24,794
                                                                                   --------------
                                                                                        1,576,679
                                                                                   --------------
FOREST PRODUCTS & PAPER--0.7%
American Woodmark Corp.                                               668                  22,445
Bowater, Inc.                                                       3,800                 107,426
Buckeye Technologies, Inc.(a)                                       2,044                  16,597
Caraustar Industries, Inc.(a)                                       1,922                  21,104
Chesapeake Corp.                                                    1,223                  22,491
Deltic Timber Corp.                                                   607                  27,952
Glatfelter Co.                                                      2,881                  40,593
Mercer International, Inc.-Sbi(a)                                   1,900                  15,713

Neenah Paper Inc.                                                     900                  26,370
Potlatch Corp.                                                      1,920                 100,070
Rock-Tenn Co., Class A                                              2,012                  30,381
Schweitzer-Mauduit International, Inc.                                941                  21,003
Universal Forest Products, Inc.                                       996                  57,091
Wausau-Mosinee Paper Corp.                                          2,778                  34,753
Xerium Technologies, Inc.(a)                                          800                   9,184
                                                                                   --------------
                                                                                          553,173
                                                                                   --------------
GAS--0.3%
EnergySouth, Inc.                                                     419                  11,560
Laclede Group, Inc. (The)                                           1,278                  41,522
NICOR, Inc.                                                         2,900                 121,887
Peoples Energy Corp.                                                2,500                  98,450
                                                                                   --------------
                                                                                          273,419
                                                                                   --------------
HAND/MACHINE TOOLS--0.4%
Baldor Electric Co.                                                 2,218                  56,226
Franklin Electric Co., Inc.                                         1,520                  62,913
Kennametal, Inc.                                                    2,458                 120,540
Powell Industries, Inc.(a)                                            439                   9,610
Regal-Beloit Corp.                                                  1,670                  54,175
                                                                                   --------------
                                                                                          303,464
                                                                                   --------------
HEALTH CARE--4.7%
Abiomed, Inc.(a)                                                    1,200                  12,084
Adeza Biomedical Corp.                                                300                   5,223
Advanced Neuromodulation Systems, Inc.(a)                           1,246                  59,135
Alliance Imaging, Inc.(a)                                             825                   7,054
Allied Healthcare International, Inc.(a)                            2,000                  11,300
Amedisys, Inc.(a)                                                     900                  35,100
America Service Group, Inc.                                           650                  10,784
American Dental Partners, Inc.(a)                                     500                  16,960
American Healthways, Inc.(a)                                        2,212                  93,789
American Medical Systems Holdings, Inc.(a)                          4,674                  94,181
American Retirement Corp.(a)                                        1,900                  35,777
AMN Healthcare Services, Inc.(a)                                      718                  11,107
AmSurg Corp.                                                        1,992                  54,501
Angiodynamics, Inc.(a)                                                100                   2,100
Animas Corp.(a)                                                       700                  10,990
Apria Healthcare Group, Inc.(a)                                     3,200                 102,112
Arrow International, Inc.                                           1,451                  40,918
ArthroCare Corp.(a)                                                 1,626                  65,398
Aspect Medical Systems, Inc.(a)                                       988                  29,274
Bei Technologies, Inc.                                                700                  24,493
Beverly Enterprises, Inc.(a)                                        7,352                  90,062
BioMarin Pharmaceutical, Inc.(a)                                    4,772                  41,660
Biosite, Inc.(a)                                                    1,075                  66,500
Bruker BioSciences Corp.(a)                                         2,470                  10,819
Caliper Life Sciences, Inc.(a)                                      1,700                  11,951
Candela Corp.                                                       1,560                  15,319
Cantel Medical Corp.(a)                                               700                  14,728
Centene Corp.(a)                                                    2,726                  68,232
Cepheid, Inc.(a)                                                    2,754                  20,352
Compx International, Inc.(a)                                          100                   1,640
CONMED Corp.(a)                                                     1,945                  54,227

Cyberonics, Inc.(a)                                                 1,306                  38,971
Datascope Corp.                                                       716                  22,210
Dexcom, Inc.(a)                                                       300                   3,486
DHB Industries, Inc.(a)                                             1,898                   7,953
Diagnostic Products Corp.                                           1,416                  74,666
DJ Orthopedics, Inc.(a)                                             1,359                  39,329
Encore Medical Corp.(a)                                             2,600                  12,220
Enzo Biochem, Inc.                                                  1,715                  26,342
Enzon Pharmaceuticals, Inc.(a)                                      2,879                  19,088
Foxhollow Technologies, Inc.(a)                                       800                  38,088
Genesis HealthCare Corp.(a)                                         1,248                  50,319
Gentiva Health Services, Inc.(a)                                    1,438                  26,057
Haemonetics Corp.(a)                                                1,744                  82,892
Healthtronics, Inc.(a)                                              2,300                  22,908
Hologic, Inc.(a)                                                    1,496                  86,394
Hooper Holmes, Inc.                                                 4,418                  17,363
Horizon Health Corp.(a)                                               600                  16,302
ICU Medical, Inc.(a)                                                  852                  24,504
Intermagnetics General Corp.                                        1,750                  48,895
Intralase Corp.(a)                                                    800                  11,768
Invacare Corp.                                                      2,084                  86,840
Inverness Medical Innovations, Inc.(a)                              1,323                  35,099
IRIS International, Inc.(a)                                         1,000                  18,440
Kensey Nash Corp.(a)                                                  535                  16,403
Kindred Healthcare, Inc.                                            1,936                  57,693
Kyphon, Inc.(a)                                                     1,917                  84,233
LabOne, Inc.(a)                                                     1,080                  46,980
Laserscope(a)                                                       1,253                  35,310
LCA-Vision, Inc.                                                    1,250                  46,400
Luminex Corp.(a)                                                    1,703                  17,098
Matria Healthcare, Inc.(a)                                          1,348                  50,887
Medcath Corp.(a)                                                      400                   9,500
Mentor Corp.                                                        2,132                 117,280
Meridian Bioscience, Inc.                                           1,050                  21,735
Merit Medical Systems, Inc.(a)                                      1,646                  29,200
Micro Therapeutics, Inc.(a)                                           664                   3,712
National Healthcare Corp.                                             364                  12,740
Neurometrix, Inc.(a)                                                  300                   8,931
Oakley, Inc.                                                        1,649                  28,594
OCA, Inc.(a)                                                        2,472                   3,708
Occulogix, Inc.                                                       700                   4,473
Odyssey Healthcare, Inc.(a)                                         2,335                  39,625
Option Care, Inc.                                                   1,352                  19,793
OraSure Technologies, Inc.(a)                                       2,904                  27,385
Paincare Holdings, Inc.(a)                                          2,800                  10,500
Palomar Medical Technologies, Inc.(a)                               1,000                  26,230
Pediatrix Medical Group, Inc.(a)                                    1,410                 108,316
PolyMedica Corp.                                                    1,721                  60,132
PSS World Medical, Inc.(a)                                          4,210                  56,161
Psychiatric Solutions, Inc.(a)                                      1,500                  81,345
Radiation Therapy Services, Inc.(a)                                   700                  22,302
RehabCare Group, Inc.(a)                                            1,024                  21,012
Res-Care, Inc.(a)                                                   1,400                  21,546
Somanetics Corp.(a)                                                   600                  15,000
SonoSite, Inc.(a)                                                     895                  26,564
Specialty Laboratories, Inc.(a)                                       425                   5,623
Stereotaxis, Inc.(a)                                                  900                   6,669
Steris Corp.(a)                                                     4,700                 111,812
Sunrise Senior Living, Inc.(a)                                      1,023                  68,275
Symbion, Inc.(a)                                                    1,100                  28,457
Symmetry Medical Inc.                                                 500                  11,850
Thoratec Corp.(a)                                                   3,137                  55,713

TriPath Imaging, Inc.(a)                                            2,080                  14,685
US Physical Therapy, Inc.(a)                                          700                  12,712
Ventana Medical Systems, Inc.(a)                                    2,054                  78,196
Viasys Healthcare, Inc.(a)                                          2,134                  53,329
VistaCare, Inc., Class A(a)                                           621                   8,986
Vital Images, Inc.(a)                                                 700                  15,582
Vital Sign, Inc.                                                      313                  14,426
Wellcare Health Plans Inc.(a)                                       1,300                  48,165
West Pharmaceutical Services, Inc.                                  2,102                  62,366
Wright Medical Group, Inc.(a)                                       1,934                  47,731
Young Innovations, Inc.                                               282                  10,677
Zoll Medical Corp.(a)                                                 557                  14,621
                                                                                   --------------
                                                                                        3,728,567
                                                                                   --------------
HOLDING COMPANIES--0.2%
Navigators Group, Inc.(a)                                             500                  18,660
Triarc Companies, Inc.                                              2,935                  44,817
Walter Industries, Inc.                                             2,408                 117,800
                                                                                   --------------
                                                                                          181,277
                                                                                   --------------
HOME BUILDERS--0.7%
Brookfield Homes Corp.                                                916                  50,865
Champion Enterprises, Inc.(a)                                       4,944                  73,072
Coachmen Industries, Inc.                                             878                  10,088
Comstock Homebuilding Cos., Inc. Class A(a)                           300                   5,976
Fleetwood Enterprises, Inc.(a)                                      3,758                  46,223
Levitt Corp., Class A                                                 990                  22,711
M/I Schottenstein Homes, Inc.                                         784                  42,540
Monaco Coach Corp.                                                  1,759                  25,928
Orleans Homebuilders, Inc.(a)                                         277                   6,825
Palm Harbor Homes, Inc.(a)                                            583                  11,328
Skyline Corp.                                                         437                  17,760
Technical Olympic Usa, Inc.                                           890                  23,282
Thor Industries, Inc.                                               2,258                  76,772
WCI Communities, Inc.(a)                                            2,267                  64,315
William Lyon Homes, Inc.(a)                                           195                  30,264
Winnebago Industries, Inc.                                          2,182                  63,213
                                                                                   --------------
                                                                                          571,162
                                                                                   --------------
HOME FURNISHINGS--0.6%
Bassett Furniture Industries, Inc.                                    658                  12,252
DTS, Inc.(a)                                                        1,100                  18,524
Ethan Allen Interiors, Inc.                                         2,300                  72,105
Furniture Brands International, Inc.                                3,200                  57,696
Hooker Furniture Corp.                                                683                  11,351
Kimball International, Inc., Class B                                1,513                  18,292
La-Z-Boy, Inc.                                                      3,400                  44,846
Libbey, Inc.                                                          860                  13,072
Maytag Corp.                                                        5,400                  98,605
Movado Group, Inc.                                                  1,146                  21,453
Select Comfort Corp.(a)                                             2,422                  48,392
Standex International Corp.                                           703                  18,510
Stanley Furniture Co., Inc.                                           786                  20,585
                                                                                   --------------
                                                                                          455,683
                                                                                   --------------

HOUSEHOLD PRODUCTS / WARES--0.9%
Blyth, Inc.                                                         1,800                  40,122
Central Garden & Pet Co.(a)                                         1,204                  54,481
CNS, Inc.                                                             900                  23,463
CSS Industries, Inc.                                                  317                  10,309
Ennis Business Forms, Inc.                                          1,561                  26,225
Fossil, Inc.(a)                                                     3,300                  60,027
Harland (John H.) Co.(a)                                            1,865                  82,806
Jarden Corp.(a)                                                     3,625                 148,878
Lifetime Brands, Inc.                                                 400                  10,736
National Presto Industries, Inc.                                      301                  12,886
Playtex Products, Inc.(a)                                           2,609                  28,699
Russ Berrie & Co., Inc.                                               733                  10,350
Standard Register Co. (The)                                         1,082                  16,176
Tupperware Corp.                                                    3,493                  79,571
Valence Technology, Inc.(a)                                         2,919                   7,910
Water Pik Technologies, Inc.(a)                                       700                  14,210
Yankee Candle Co. (The)(a)                                          2,909                  71,271
                                                                                   --------------
                                                                                          698,120
                                                                                   --------------
INSURANCE--2.2%
21st Century Insurance Group                                        2,150                  34,293
Affirmative Insurance Holdings, Inc.                                  600                   8,736
Alfa Corp.                                                          2,138                  35,662
American Equity Investment Life Holding Co.                         2,200                  24,970
American Physicians Capital, Inc.(a)                                  487                  23,926
Argonaut Group, Inc.(a)                                             1,846                  49,860
Baldwin & Lyons, Inc., Class B                                        435                  10,888
Bristol West Holdings, Inc.                                         1,100                  20,075
Ceres Group, Inc.(a)                                                2,300                  12,949
Citizens, Inc.                                                      2,103                  13,501
CNA Surety Corp.(a)                                                   942                  13,395
Crawford & Co., Class B                                             1,438                  11,260
Delphi Financial Group, Inc., Class A                               1,731                  81,011
Direct General Corp.                                                1,000                  19,730
Donegal Group, Inc.                                                   536                  11,631
Emc Insurance Group, Inc.                                             407                   7,346
Enstar Group, Inc.(a)                                                 241                  15,638
FBL Financial Group, Inc., Class A                                    744                  22,283
First Acceptance Corp.(a)                                           1,000                  10,110
First Advantage Corp.(a)                                              200                   5,880
FPIC Insurance Group, Inc.(a)                                         600                  21,594
Great American Financial Resources, Inc.                              531                  10,620
Harleysville Group, Inc.                                              787                  18,888
HealthExtras, Inc.(a)                                               1,478                  31,600
Hilb, Rogal & Hamilton Co.                                          2,123                  79,230
Horace Mann Educators Corp.                                         2,781                  55,008
Independence Holding Co.                                              273                   4,969
Infinity Property & Casualty Corp.                                  1,286                  45,126
Kansas City Life Insurance Co.                                        235                  12,025
Kmg America Corp.(a)                                                1,300                  10,400
LandAmerica Financial Group, Inc.                                   1,144                  73,960
Midland Co. (The)                                                     651                  23,456
National Interstate Corp.                                             300                   5,190
National Western Life Insurance Co., Class A(a)                       100                  21,125
Odyssey Re Holdings Corp.                                             700                  17,878
Ohio Casualty Corp.(a)                                              4,074                 110,486
PICO Holdings, Inc.(a)                                                519                  18,238
PMA Capital Corp., Class A(a)                                       2,097                  18,412

Presidential Life Corp.                                             1,239                  22,302
ProAssurance Corp.(a)                                               1,876                  87,553
RLI Corp.                                                           1,544                  71,425
Safety Insurance Group, Inc.                                          682                  24,272
Seabright Insurance Holdings, Inc.(a)                                 500                   6,470
Selective Insurance Group, Inc.                                     1,954                  95,550
State Auto Financial Corp.                                            899                  28,444
Stewart Information Services Corp.                                  1,032                  52,838
Tower Group, Inc.                                                   1,000                  15,120
Triad Guaranty, Inc.(a)                                               585                  22,944
U.S.I. Holdings Corp.(a)                                            2,942                  38,217
UICI                                                                2,300                  82,800
United Fire & Casualty Co.                                          1,150                  51,877
Universal American Financial Corp.(a)                               1,797                  40,864
Zenith National Insurance Corp.                                       982                  61,562
                                                                                   --------------
                                                                                        1,713,587
                                                                                   --------------
INTERNET COMPANIES--0.6%
Applied Digital Solutions, Inc.(a)                                  4,200                  11,970
Arbinet-thexchange, Inc.(a)                                           400                   2,880
Audible, Inc.(a)                                                    1,500                  18,435
Avocent Corp.(a)                                                    3,200                 101,248
Click Commerce, Inc.(a)                                               500                   9,165
Cogent Communications Group, Inc.(a)                                  400                   1,952
E-LOAN, Inc.(a)                                                     3,600                  15,084
Intermix Media, Inc.(a)                                             1,900                  22,724
NetFlix, Inc.(a)                                                    2,400                  62,376
Nutri/System, Inc.(a)                                               1,600                  40,032
Online Resources Corp.(a)                                           1,300                  13,754
Terremark Worldwide, Inc.(a)                                        2,030                   8,912
TIBCO Software, Inc.(a)                                            14,500                 121,220
Vasco Data Security International(a)                                1,500                  13,605
                                                                                   --------------
                                                                                          443,357
                                                                                   --------------
IRON / STEEL--0.9%
AK Steel Holding Corp.(a)                                           7,354                  63,024
Carpenter Technology Corp.                                          1,543                  90,435
Chaparral Steel Co.(a)                                              1,382                  34,854
Cleveland-Cliffs, Inc.                                              1,330                 115,856
Gibraltar Steel, Inc.                                               1,475                  33,733
Oregon Steel Mills, Inc.(a)                                         2,400                  66,960
Reliance Steel & Aluminum Co.                                       1,792                  94,851
Roanoke Electric Steel Corp.                                          700                  14,021
Ryerson Tull, Inc.                                                  1,571                  33,462
Schnitzer Steel Industries, Inc., Class A                           1,482                  48,269
Steel Dynamics, Inc.(a)                                             2,679                  90,979
Steel Technologies, Inc.                                              700                  18,151
Wheeling-Pittsburgh Corp.(a)                                          500                   8,365
                                                                                   --------------
                                                                                          712,960
                                                                                   --------------
LEISURE TIME--0.4%
Callaway Golf Co.                                                   5,100                  76,959
Geo Group, Inc. (The)(a)                                              589                  15,609
K2, Inc.(a)                                                         3,131                  35,693
Life Time Fitness, Inc.(a)                                          1,600                  53,024
Marine Products Corp.                                                 762                   8,405

Nautilus Group, Inc. (The)                                          2,230                  49,216
NGP Capital Resources Co.(a)                                        1,100                  16,566
WMS Industries, Inc.(a)                                             1,302                  36,625
                                                                                   --------------
                                                                                          292,097
                                                                                   --------------
LODGING--0.2%
Aztar Corp.(a)                                                      2,323                  71,572
Lodgian, Inc.(a)                                                    1,500                  15,375
Marcus Corp.                                                        1,397                  27,996
Monarch Casino & Resort, Inc.(a)                                      600                  10,194
Riviera Holdings Corp.(a)                                             500                  11,090
                                                                                   --------------
                                                                                          136,227
                                                                                   --------------
MACHINERY--2.6%
Agco Corp.(a)                                                       6,100                 111,020
Alamo Group, Inc.                                                     400                   7,928
Albany International Corp., Class A                                 1,938                  71,454
Applied Industrial Technologies, Inc.                               2,005                  71,939
Astec Industries, Inc.(a)                                           1,000                  28,390
Asyst Technologies, Inc.(a)                                         3,242                  15,108
Briggs & Stratton Corp.                                             3,500                 121,065
Bucyrus International, Inc., - A                                    1,400                  68,782
Cascade Corp.                                                         727                  35,405
Cognex Corp.                                                        2,680                  80,588
Dycom Industries, Inc.(a)                                           3,132                  63,329
Engineered Support Systems, Inc.                                    2,730                 112,039
Esterline Technologies Corp.                                        1,548                  58,654
Flowserve Corp.(a)                                                  3,591                 130,532
Gardner Denver, Inc.(a)                                             1,730                  77,158
Gehl Co.(a)                                                           600                  16,722
Global Power Equipment Group, Inc.(a)                               2,394                  17,069
Gorman-Rupp Co. (The)                                                 517                  12,434
Insituform Technologies, Inc., Class A(a)                           1,830                  31,641
Intevac Inc.(a)                                                     1,400                  14,434
JLG Industries, Inc.                                                3,458                 126,528
Kadant, Inc.(a)                                                       854                  17,131
Kaman Corp., Class A                                                1,519                  31,064
Knight Transportation, Inc.                                         2,489                  60,632
Kulicke & Soffa Industries, Inc.(a)                                 3,345                  24,251
Lincoln Electric Holding, Inc.                                      2,433                  95,860
Lindsay Manufacturing Co.                                             697                  15,341
Manitowoc Co., Inc. (The)                                           2,003                 100,651
Middleby Corp.(a)                                                     300                  21,750
NACCO Industries, Inc.                                                309                  35,365
Nordson Corp.                                                       1,876                  71,344
Paxar Corp.(a)                                                      2,366                  39,867
Presstek, Inc.(a)                                                   1,971                  25,584
Robbins & Myers, Inc.                                                 754                  16,950
Sauer-Danfoss, Inc.                                                   612                  12,240
Semitool, Inc.(a)                                                   1,002                   7,966
Stewart & Stevenson Services, Inc.                                  1,797                  42,858
Tecumseh Products Co., Class A                                      1,053                  22,661
Tennant Co.                                                           522                  21,392
Turbochef Technologies, Inc.(a)                                       800                  12,472
Ultratech, Inc.(a)                                                  1,656                  25,817
Unova, Inc.(a)                                                      3,183                 111,341
                                                                                   --------------
                                                                                        2,084,756
                                                                                   --------------

MANUFACTURERS--0.7%
Crane Co.                                                           3,400                 101,116
EnPro Industries, Inc.(a)                                           1,452                  48,918
Federal Signal Corp.                                                3,152                  53,868
Flanders Corp.(a)                                                     800                   9,712
Freightcar America, Inc.(a)                                           500                  20,390
Jacuzzi Brands, Inc.(a)                                             5,186                  41,799
Lancaster Colony Corp.                                              1,600                  68,800
Sturm Ruger & Co., Inc.                                             1,284                  11,813
Tredegar Corp.                                                      1,927                  25,070
Trinity Industries, Inc.                                            2,741                 110,983
Wabtec Corp.                                                        3,039                  82,904
                                                                                   --------------
                                                                                          575,373
                                                                                   --------------
MANUFACTURING--0.4%
Acuity Brands, Inc.                                                 2,867                  85,064
Applied Films Corp.(a)                                                879                  18,459
Blount International, Inc.(a)                                       2,000                  35,280
ESCO Technologies, Inc.(a)                                          1,516                  75,906
Hexcel Corp.(a)                                                     3,926                  71,807
Kaydon Corp.                                                        1,915                  54,405
                                                                                   --------------
                                                                                          340,921
                                                                                   --------------
MEDIA--1.7%
Banta Corp.                                                         1,694                  86,209
Beasley Broadcast Group, Inc., Class A(a)                             428                   6,013
Citadel Broadcasting Corp.(a)                                       2,900                  39,817
Courier Corp.                                                         585                  21,879
Cox Radio, Inc.(a)                                                  2,500                  38,000
Crown Media Holdings, Inc.(a)                                         938                  10,271
Cumulus Media, Inc., Class A(a)                                     3,704                  46,263
Emmis Communications Corp.(a)                                       2,068                  45,682
Entercom Communications Corp.(a)                                    2,400                  75,816
Entravision Communications Corp.(a)                                 5,000                  39,350
Fisher Communications, Inc.(a)                                        426                  19,835
Gemstar-TV Guide International, Inc.(a)                            16,500                  48,840
Gray Television, Inc.                                               2,816                  29,821
Hollinger International, Inc.                                       4,013                  39,327
Insight Communications Co., Inc.(a)                                 3,263                  37,949
Journal Communications, Inc.                                        1,900                  28,310
Journal Register Co.(a)                                             2,712                  43,880
Jupitermedia Corp.(a)                                               1,400                  24,794
Liberty Corp.                                                         951                  44,592
Lin TV Corp., Class A(a)                                            1,816                  25,333
LodgeNet Entertainment Corp.(a)                                       985                  14,509
Media General Inc., Class A                                         1,300                  75,413
Mediacom Communications Corp.(a)                                    4,163                  30,723
Outdoor Channel Holdings, Inc.(a)                                     500                   7,380
Playboy Enterprises, Inc., Class B(a)                               1,398                  19,712
Primedia, Inc.(a)                                                   9,949                  40,691
Radio One, Inc., Class D(a)                                         5,600                  73,640
Readers Digest Association, Inc.                                    6,700                 107,000
Regent Communications, Inc.(a)                                      2,348                  12,350
Saga Communications, Inc.(a)                                        1,052                  13,992
Salem Communications Corp., Class A(a)                                678                  12,502
Scholastic Corp.(a)                                                 2,200                  81,312

Sinclair Broadcast Group, Inc., Class A                             2,888                  25,617
Spanish Broadcasting System, Inc., Class A(a)                       2,574                  18,481
TiVo, Inc.(a)                                                       3,745                  20,560
Value Line, Inc.                                                       38                   1,487
WPT Enterprises, Inc.(a)                                              300                   2,646
                                                                                   --------------
                                                                                        1,309,996
                                                                                   --------------
METAL FABRICATE / HARDWARE--0.5%
AM Castle & Company(a)                                                600                  10,500
CIRCOR International, Inc.                                            915                  25,117
Dynamic Materials Corp.                                               200                   8,780
Jorgensen (Earle M.) Co.(a)                                         1,100                  10,483
Lawson Products, Inc.                                                 294                  10,796
Metals USA, Inc.(a)                                                 1,400                  28,644
NN, Inc.                                                            1,044                  12,518
Omega Flex, Inc.(a)                                                   200                   3,198
Shaw Group, Inc. (The)(a)                                           5,234                 129,070
Sun Hydraulics Corp.                                                  450                  10,935
Valmont Industries, Inc.                                            1,067                  31,327
Worthington Industries, Inc.                                        4,700                  98,841
                                                                                   --------------
                                                                                          380,209
                                                                                   --------------
METALS - DIVERSIFIED--0.9%
Ameron International Corp.                                            468                  21,715
Commercial Metals Co.                                               4,086                 137,863
Griffon Corp.(a)                                                    1,929                  47,453
Gulf Island Fabrication, Inc.                                         527                  15,151
Matthews International Corp., Class A                               2,128                  80,417
Maverick Tube Corp.(a)                                              2,853                  85,590
Mueller Industries, Inc.                                            2,466                  68,481
NS Group, Inc.(a)                                                   1,537                  60,327
Quanex Corp.                                                        1,734                 114,825
RTI International Metals, Inc.(a)                                   1,370                  53,910
                                                                                   --------------
                                                                                          685,732
                                                                                   --------------
MINING--0.5%
AMCOL International Corp.                                           1,470                  28,033
Brush Engineered Materials, Inc.(a)                                 1,171                  18,595
Century Aluminum Co.(a)                                             1,574                  35,384
Charles & Colvard Ltd.                                                735                  18,346
Coeur d'Alene Mines Corp.(a)                                       16,174                  68,416
Compass Minerals International, Inc.                                1,400                  32,200
Hecla Mining Co.(a)                                                 7,924                  34,707
Royal Gold, Inc.                                                    1,045                  28,079
Stillwater Mining Co.(a)                                            2,701                  24,714
Titanium Metals Corp.(a)                                              600                  23,736
USEC, Inc.                                                          5,768                  64,371
                                                                                   --------------
                                                                                          376,581
                                                                                   --------------
OFFICE / BUSINESS EQUIPMENT--0.3%
Global Imaging Systems, Inc.(a)                                     1,454                  49,509
IKON Office Solutions, Inc.                                         7,800                  77,843
Imagistics International, Inc.(a)                                   1,036                  43,357
Insight Enterprises, Inc.(a)                                        3,151                  58,609

Knoll, Inc.                                                           700                  12,845
TRM Corp.(a)                                                          700                  10,633
                                                                                   --------------
                                                                                          252,796
                                                                                   --------------
OIL & GAS PRODUCERS--4.0%
ATP Oil & Gas Corp.(a)                                              1,100                  36,124
Atwood Oceanics, Inc.(a)                                              774                  65,179
Berry Petroleum Co., Class A                                        1,037                  69,158
Bois D'ARC Energy, Inc.(a)                                            800                  13,768
Cabot Oil & Gas Corp.                                               3,145                 158,854
CAL Dive International, Inc.(a)                                     2,535                 160,744
Carrizo Oil & Gas, Inc.(a)                                          1,300                  38,090
Cascade Natural Gas Corp.                                             658                  14,325
Cimarex Energy Co.(a)                                               5,490                 248,861
Clayton Williams Energy, Inc.(a)                                      302                  13,046
Encore Acquisition Co.(a)                                           3,212                 124,786
Endeavour International Corp.(a)                                    3,800                  19,000
Energy Partners, Ltd.(a)                                            2,258                  70,495
Frontier Oil Corp.                                                  3,580                 158,773
Gasco Energy, Inc.(a)                                               4,200                  27,930
Goodrich Petroleum Corp.(a)                                           600                  14,082
Grey Wolf, Inc.(a)                                                 12,856                 108,376
Hanover Compressor Co.(a)                                           6,057                  83,950
Harvest Natural Resources, Inc.(a)                                  2,503                  26,857
Holly Corp.                                                         1,376                  88,036
Houston Exploration Co.(a)                                          1,896                 127,506
McMoRan Exploration Co.(a)                                          1,285                  24,980
Meridian Resource Corp. (The)(a)                                    5,802                  24,194
New Jersey Resources Corp.                                          1,834                  84,327
Northwest Natural Gas Co.                                           1,707                  63,535
Parallel Petroleum Corp.(a)                                         2,300                  32,200
Parker Drilling Co.(a)                                              6,413                  59,449
Penn Virginia Corp.                                                 1,140                  65,789
Petrohawk Energy Corp.(a)                                           3,400                  48,994
Petroleum Development Corp.(a)                                      1,014                  38,877
Petroquest Energy, Inc.(a)                                          2,700                  28,188
Pioneer Drilling Co.(a)                                             1,200                  23,424
Remington Oil & Gas Corp.(a)                                        1,581                  65,612
RPC, Inc.                                                             866                  22,308
SEACOR Holdings Inc.(a)                                             1,093                  79,330
South Jersey Industries, Inc.                                       1,910                  55,657
Southwest Gas Corp.                                                 2,471                  67,681
Spinnaker Exploration Co.(a)                                        1,710                 110,620
St. Mary Land & Exploration Co.                                     3,736                 136,738
Stone Energy Corp.(a)                                               1,654                 100,960
Superior Energy Services, Inc.(a)                                   5,256                 121,361
Swift Energy Co.(a)                                                 1,768                  80,886
Tipperary Corp.(a)                                                  1,100                   8,107
Toreador Resources Corp.(a)                                           900                  31,860
Tri-Valley Corp.(a)                                                 1,400                  13,930
W&T Offshore, Inc.                                                    800                  25,944
W-H Energy Services, Inc.(a)                                        1,740                  56,411
Warren Resources, Inc.                                              1,500                  25,125
WD-40 Co.                                                             974                  25,821
                                                                                   --------------
                                                                                        3,190,248
                                                                                   --------------
OIL & GAS SERVICES--2.3%
Aquila, Inc.(a)                                                    25,083                  99,329

Atlas America, Inc.(a)                                                787                  38,445
Bill Barrett Corp.(a)                                                 800                  29,456
Brigham Exploration Co.(a)                                          1,700                  21,845
Callon Petroleum Co.(a)                                               800                  16,744
CARBO Ceramics, Inc.                                                1,185                  78,198
Cheniere Energy, Inc.(a)                                            3,100                 128,215
Comstock Resources, Inc.(a)                                         2,664                  87,406
Crosstex Energy, Inc.                                                 400                  25,584
Delta Petroleum Corp.(a)                                            2,100                  43,680
Dril-Quip, Inc.(a)                                                    440                  21,120
Edge Petroleum Corp.(a)                                             1,200                  31,668
FX Energy, Inc.(a)                                                  2,300                  27,531
Giant Industries, Inc.(a)                                             800                  46,832
Global Industries Ltd.(a)                                           5,585                  82,323
Hornbeck Offshore Services, Inc.(a)                                   900                  32,967
Hydril(a)                                                           1,127                  77,357
Input/Output, Inc.(a)                                               4,560                  36,389
Lone Star Technologies, Inc.(a)                                     1,989                 110,569
Lufkin Industries, Inc.                                               840                  36,582
Markwest Hydrocarbon, Inc.                                            300                   7,500
Newpark Resources, Inc.(a)                                          5,662                  47,674
Oceaneering International, Inc.(a)                                  1,748                  93,361
Oil States International, Inc.(a)                                   2,654                  96,367
Tetra Technologies, Inc.(a)                                         2,295                  71,650
Todco Class A(a)                                                    3,100                 129,301
TransMontaigne, Inc.(a)                                             2,380                  19,016
Universal Compression Holdings, Inc.(a)                             1,094                  43,508
Veritas DGC, Inc.(a)                                                2,234                  81,809
WGL Holdings Inc.                                                   3,200                 102,816
Whiting Petroleum Corp.(a)                                          2,000                  87,680
                                                                                   --------------
                                                                                        1,852,922
                                                                                   --------------
PACKAGING & CONTAINERS--0.2%
Graphic Packaging Corp.(a)                                          4,400                  12,320
Greif Inc., Class A                                                   948                  56,975
Longview Fibre Co.                                                  3,317                  64,648
Silgan Holdings, Inc.                                               1,258                  41,841
                                                                                   --------------
                                                                                          175,784
                                                                                   --------------
PHARMACEUTICALS--4.7%
Abaxis, Inc.(a)                                                     1,200                  15,660
Abgenix, Inc.(a)                                                    5,977                  75,788
Acadia Pharmaceuticals, Inc.(a)                                     1,000                  11,370
Adolor Corp.(a)                                                     2,616                  27,939
Align Technology, Inc.(a)                                           4,161                  27,962
Alkermes, Inc.(a)                                                   6,019                 101,119
Allscripts Healthcare Solutions, Inc.(a)                            2,257                  40,671
Alpharma, Inc., Class A                                             2,560                  63,667
Amylin Pharmaceuticals, Inc.(a)                                     7,000                 243,530
Andrx Corp.(a)                                                      4,900                  75,607
Antigenics, Inc.(a)                                                 1,966                  10,656
Array Biopharma, Inc.(a)                                            2,100                  15,078
AtheroGenics, Inc.(a)                                               2,534                  40,620
Avanir Pharmaceuticals(a)                                           7,200                  22,248
Bentley Pharmaceuticals, Inc.(a)                                    1,152                  13,766
Bio-Reference Labs, Inc.(a)                                           600                  10,374
Bioenvision, Inc.(a)                                                2,700                  21,681
Bioscrip, Inc.(a)                                                   2,400                  15,600

Caraco Pharm Labs, Inc.(a)                                            600                   5,214
Cell Genesys, Inc.(a)                                               2,990                  16,385
Cell Therapeutics, Inc.(a)                                          4,351                  12,444
Connetics Corp.(a)                                                  2,317                  39,180
Conor Medsystems, Inc.                                                500                  11,750
Cubist Pharmaceuticals, Inc.(a)                                     3,469                  74,722
CV Therapeutics, Inc.(a)                                            2,830                  75,703
Cypress Bioscience, Inc.(a)                                         2,000                  10,820
Dendreon Corp.(a)                                                   3,853                  25,854
Digene Corp.(a)                                                       921                  26,249
Discovery Laboratories, Inc.(a)                                     3,453                  22,272
DOV Pharmaceutical, Inc.(a)                                         1,547                  26,268
Durect Corp.(a)                                                     2,366                  16,207
Dusa Pharmaceuticals, Inc.(a)                                       1,000                  10,600
Epix Medical, Inc.(a)                                               1,448                  11,150
Eyetech Pharmaceuticals, Inc.(a)                                    2,300                  41,308
First Horizon Pharmaceutical Corp.(a)                               1,846                  36,680
Geron Corp.(a)                                                      3,623                  37,208
Hi-Tech Pharmacal Co, Inc.(a)                                         300                   9,024
I-Flow Corp.(a)                                                     1,200                  16,452
Idenix Pharmaceuticals, Inc.(a)                                       800                  20,080
Immucor, Inc.(a)                                                    2,959                  81,195
Immunogen, Inc.(a)                                                  2,670                  19,598
Inspire Pharmaceuticals, Inc.(a)                                    2,776                  21,098
InterMune, Inc.(a)                                                  1,543                  25,537
Introgen Therapeutics, Inc.(a)                                      1,300                   6,786
Intuitive Surgical, Inc.(a)                                         2,360                 172,963
Isis Pharmaceuticals, Inc.(a)                                       3,763                  19,003
Ista Pharmaceuticals, Inc.(a)                                         800                   5,312
KV Pharmaceuticals Co.(a)                                           2,361                  41,955
Mannatech, Inc.                                                     1,000                  11,850
Mannkind Corp.(a)                                                   1,700                  23,273
Medarex, Inc.(a)                                                    7,420                  70,638
Medicines Co. (The)(a)                                              3,244                  74,644
Medicis Pharmaceutical Corp., Class A                               3,500                 113,960
MGI Pharma, Inc.(a)                                                 4,700                 109,557
Nabi Biopharmaceuticals(a)                                          3,993                  52,308
Nastech Pharmaceutical Co. Inc.(a)                                  1,400                  19,796
Nature's Sunshine Products, Inc.                                      700                  16,268
NBTY, Inc.(a)                                                       3,600                  84,600
NeoPharm, Inc.(a)                                                   1,051                  13,032
Neurocrine Biosciences, Inc.(a)                                     2,400                 118,056
Neurogen Corp.(a)                                                   1,400                   9,632
New River Pharmaceuticals, Inc.(a)                                    400                  19,176
NitroMed, Inc.(a)                                                   1,000                  18,000
Noven Pharmaceuticals, Inc.(a)                                      1,622                  22,708
NPS Pharmaceuticals, Inc.(a)                                        2,550                  25,781
Nu Skin Enterprises, Inc., Class A                                  3,664                  69,799
NuVasive, Inc.(a)                                                     900                  16,866
Nuvelo, Inc.(a)                                                     2,768                  26,573
Onyx Pharmaceuticals, Inc.(a)                                       2,295                  57,329
Pain Therapeutics, Inc.(a)                                          1,918                  12,064
Par Pharmaceutical Cos., Inc.(a)                                    2,300                  61,226
PAREXEL International Corp.(a)                                      1,606                  32,265
Penwest Pharmaceuticals Co.(a)                                      1,353                  23,718
Perrigo Co.                                                         5,650                  80,852
Pharmion Corp.(a)                                                   1,500                  32,715
POZEN, Inc.(a)                                                      1,653                  18,166
Prestige Brands Holdings, Inc.                                      1,900                  23,408
Priority Healthcare Corp., Class B(a)                               2,311                  64,384
Progenics Pharmaceuticals, Inc.(a)                                  1,069                  25,346
Renovis, Inc.(a)                                                    1,200                  16,236

Rigel Pharmaceuticals, Inc.(a)                                      1,500                  35,655
Salix Pharmaceuticals Ltd.(a)                                       2,468                  52,445
Serologicals Corp.(a)                                               2,332                  52,610
SuperGen, Inc.(a)                                                   3,480                  21,924
Sybron Dental Specialties, Inc.(a)                                  2,635                 109,563
Tanox, Inc.(a)                                                      1,686                  24,700
Threshold Pharmaceuticals, Inc.                                       300                   4,095
Tiens Biotech Group USA, Inc.(a)                                      300                   1,131
United Surgical Partners International, Inc.(a)                     2,841                 111,112
United Therapeutics, Inc.(a)                                        1,393                  97,231
USANA Health Sciences, Inc.(a)                                        591                  28,191
Viacell, Inc.(a)                                                      500                   2,900
Vnus Medical Technologies, Inc.(a)                                    300                   3,126
Zymogenetics, Inc.(a)                                               2,081                  34,337
                                                                                   --------------
                                                                                        3,715,599
                                                                                   --------------
REAL ESTATE--0.6%
Avatar Holdings(a)                                                    380                  22,511
California Coastal Communities, Inc.(a)                               500                  17,610
Consolidated-Tomoka Land Co.                                          343                  23,324
Corrections Corp. of America(a)                                     2,532                 100,520
Housevalues, Inc.                                                     400                   5,720
Jones Lang LaSalle, Inc.(a)                                         2,287                 105,339
La Quinta Corp.(a)                                                 13,547                 117,724
Tarragon Realty Investors, Inc.                                       625                  11,600
Trammell Crow Co.(a)                                                2,304                  56,863
United Capital Corp.(a)                                               200                   4,692
ZipRealty, Inc.(a)                                                    400                   5,096
                                                                                   --------------
                                                                                          470,999
                                                                                   --------------
REAL ESTATE INVESTMENT TRUSTS--6.3%
Aames Investment Corp.                                              2,700                  16,956
Acadia Realty Trust                                                 1,909                  34,343
Affordable Residential Communities                                  1,600                  16,176
Agree Realty Corp.                                                    500                  14,125
Alexander's, Inc.(a)                                                   90                  24,300
Alexandria Real Estate Equities, Inc.                               1,461                 120,809
American Campus Communities, Inc.                                   1,100                  26,422
American Home Mortgage Investment Corp.                             2,310                  69,993
AMLI Residential Properties Trust                                   1,592                  51,055
Anthracite Capital, Inc.                                            3,443                  39,870
Anworth Mortgage Asset Corp.                                        3,076                  25,439
Arbor Realty Trust, Inc.                                              800                  22,480
Ashford Hospitality Trust, Inc.                                     2,300                  24,748
Bedford Property Investors, Inc.                                      939                  22,386
Bimini Mortgage Management, Inc(a)                                  1,300                  14,690
Biomed Realty Trust, Inc.                                           2,900                  71,920
Boykin Lodging Co.(a)                                               1,100                  13,662
Brandywine Realty Trust                                             3,648                 113,415
Capital Automotive                                                  2,787                 107,885
Capital Lease Funding, Inc.                                         1,500                  15,525
Capital Trust, Inc. (New York)                                        700                  22,512
Cedar Shopping Centers, Inc.                                        1,400                  20,258
Colonial Properties Trust                                           2,582                 114,846
Commercial Net Lease Realty, Inc.                                   3,403                  68,060
Corporate Office Properties Trust                                   1,942                  67,873
Correctional Properties Trust                                         662                  19,469
Cousins Properties, Inc.                                            2,600                  78,572

CRIIMI MAE, Inc.(a)                                                   900                  15,489
Diamondrock Hospitality Co.                                         1,700                  19,975
Digital Realty Trust, Inc.                                            800                  14,400
EastGroup Properties, Inc.                                          1,338                  58,538
Ecc Capital Corp.                                                   3,700                  12,062
Education Realty Trust, Inc.                                        1,500                  25,050
Entertainment Properties Trust                                      1,733                  77,344
Equity Inns, Inc.                                                   3,529                  47,642
Equity Lifestyle Properties                                         1,149                  51,705
Equity One, Inc.                                                    2,512                  58,404
Extra Space Storage, Inc.                                           2,500                  38,450
FelCor Lodging Trust, Inc.                                          3,400                  51,510
Fieldstone Investment Corp.                                         3,200                  37,312
First Industrial Realty Trust, Inc.                                 2,830                 113,341
First Potomac Realty Trust                                          1,000                  25,700
Gables Residential Trust                                            1,985                  86,645
Getty Realty Corp.                                                  1,216                  34,996
Glenborough Realty Trust, Inc.                                      2,188                  42,010
Glimcher Realty Trust                                               2,420                  59,217
GMH Communities Trust                                               2,000                  29,340
Government Properties Trust, Inc.                                   1,300                  12,740
Gramercy Capital Corp/New York(a)                                     800                  19,168
Heritage Property Investment Trust, Inc.                            1,720                  60,200
Hersha Hospitality Trust                                            1,400                  13,902
Highland Hospitality Corp.                                          2,600                  26,676
Highwoods Properties, Inc.                                          3,645                 107,564
Home Properties of New York, Inc.                                   2,146                  84,231
HomeBanc Corp./Atlanta GA                                           3,700                  28,564
Impac Mortgage Holdings, Inc.                                       5,065                  62,097
Inland Real Estate Corp.                                            4,400                  68,904
Innkeepers USA Trust                                                2,751                  42,503
Investors Real Estate Trust                                         2,930                  27,835
Kilroy Realty Corp.                                                 1,986                 111,276
Kite Realty Group Trust                                             1,200                  17,904
LaSalle Hotel Properties                                            2,007                  69,141
Lexington Corp. Properties Trust                                    3,371                  79,387
LTC Properties, Inc.                                                1,569                  33,263
Luminent Mortgage Capital, Inc.                                     2,700                  20,385
Maguire Properties, Inc.                                            2,300                  69,115
Meristar Hospitality Corp.(a)                                       5,853                  53,438
MFA Mortgage Investments, Inc.                                      5,538                  33,948
Mid-America Apartment Communities, Inc.                             1,178                  54,789
MortgageIT Holdings, Inc.                                           1,500                  21,330
National Health Investors, Inc.                                     1,610                  44,452
National Health Realty, Inc                                           400                   7,764
Nationwide Health Properties, Inc.                                  4,383                 102,124
Newcastle Investment Corp.                                          2,880                  80,352
Northstar Realty Finance Corp.                                      1,200                  11,268
Novastar Financial, Inc.                                            1,622                  53,510
Omega Healthcare Investors, Inc.                                    3,464                  48,219
One Liberty Properties, Inc.                                          500                   9,955
Origen Financial, Inc.                                              1,200                   9,084
Parkway Properties, Inc.                                              868                  40,727
Pennsylvania Real Estate Investment Trust                           2,450                 103,341
Post Properties, Inc.                                               2,637                  98,228
Prentiss Properties Trust                                           2,949                 119,728
PS Business Parks, Inc.                                             1,011                  46,304
RAIT Investment Trust                                               1,730                  49,305
Ramco-Gershenson Properties Trust                                     900                  26,271
Redwood Trust, Inc.                                                 1,196                  58,138
Saul Centers, Inc.                                                    698                  25,121
Saxon Capital, Inc.                                                 3,400                  40,290

Senior Housing Properties Trust                                     3,902                  74,138
Sizeler Property Investors, Inc.                                    1,100                  13,354
Sovran Self Storage, Inc.                                             958                  46,894
Spirit Finance Corp.                                                4,400                  49,500
Strategic Hotel Capital, Inc.                                       2,800                  51,128
Sun Communities, Inc.                                                 970                  31,777
Sunstone Hotel Investors, Inc.                                      1,800                  43,902
Tanger Factory Outlet Centers, Inc.                                 1,834                  51,004
Taubman Centers, Inc.                                               3,450                 109,365
Town & Country Trust (The)                                          1,030                  29,891
Trustreet Properties, Inc.                                          3,749                  58,672
U-STORE IT Trust(a)                                                 1,900                  38,513
Universal Health Realty Income Trust                                  758                  25,204
Urstadt Biddle Properties, Inc., Class A                            1,453                  22,027
Washington Real Estate Investment Trust                             2,750                  85,553
Winston Hotels, Inc.                                                1,786                  17,860
                                                                                   --------------
                                                                                        4,978,242
                                                                                   --------------
RETAIL--5.0%
1-800 CONTACTS, Inc.(a)                                               511                   9,581
1-800-FLOWERS.COM, Inc.(a)                                          1,691                  11,854
99 Cents Only Stores, Inc., (Ipo)(a)                                2,800                  25,900
AC Moore Arts & Crafts, Inc.(a)                                       911                  17,473
Aeropostale, Inc.(a)                                                3,637                  77,286
AFC Enterprises                                                     1,200                  13,848
America's Car-Mart, Inc.(a)                                           529                   9,490
Asbury Automotive Group, Inc.(a)                                      765                  13,028
Big 5 Sporting Goods Corp.(a)                                       1,395                  33,285
Big Lots, Inc.(a)                                                   7,600                  83,524
Blair Corp.                                                           514                  18,961
Blockbuster, Inc.                                                  12,800                  60,800
Bob Evans Farms, Inc.                                               2,377                  53,982
Bombay Co., Inc. (The)(a)                                           2,389                  10,535
Bon-Ton Stores, Inc., (The)                                           400                   7,768
Brookstone, Inc.                                                    1,220                  24,327
Brown Shoe Co., Inc.                                                1,142                  37,686
Buckle, Inc. (The)                                                    481                  16,340
Buffalo Wild Wings, Inc.(a)                                           400                  10,600
BUILD-A-BEAR Workshop, Inc.(a)                                        600                  13,380
Burlington Coat Factory Warehouse Corp.                             1,051                  39,980
Cabela's, Inc.(a)                                                   2,100                  38,577
California Pizza Kitchen, Inc.(a)                                   1,173                  34,299
Casey's General Store, Inc.                                         3,293                  76,398
Cash America International, Inc.                                    1,974                  40,961
Casual Male Retail Group, Inc.(a)                                   1,764                  12,136
Cato Corp., Class A                                                 1,906                  37,987
Charlotte Russe Holding, Inc.(a)                                      941                  12,534
Charming Shoppes, Inc.(a)                                           8,021                  85,584
Children's Place Retail Stores (The), Inc.(a)                       1,428                  50,894
Christopher & Banks Corp.                                           2,360                  32,733
Citi Trends, Inc.(a)                                                  200                   4,366
CKE Restaurant, Inc.(a)                                             3,993                  52,628
Coldwater Creek, Inc.                                               2,402                  60,578
Conn's, Inc.(a)                                                       300                   8,316
Cost Plus, Inc.(a)                                                  1,364                  24,757
CSK Auto Corp.(a)                                                   2,953                  43,941
Dave & Buster's, Inc.(a)                                              818                  10,920
Deb Shops, Inc.                                                       263                   5,718
Denny's Corp.(a)                                                    6,100                  25,315
Design Within Reach, Inc.(a)                                          725                   6,547

Domino's Pizza, Inc.                                                2,100                  48,972
Dress Barn, Inc.(a)                                                 1,482                  33,730
Drugstore.com, Inc.(a)                                              4,584                  16,961
Electronics Boutique Holdings Corp.(a)                                720                  45,245
Finish Line, Inc., (The), Class A                                   2,742                  40,006
First Cash Financial Services, Inc.(a)                                800                  21,056
Fred's, Inc.                                                        2,600                  32,526
Genesco, Inc.(a)                                                    1,414                  52,657
Goody's Family Clothing, Inc.                                       1,143                   8,653
Group 1 Automotive, Inc.(a)                                         1,312                  36,211
Guitar Center, Inc.(a)                                              1,731                  95,568
Haverty Furniture Companies, Inc.                                   1,337                  16,352
Hibbet Sporting Goods, Inc.                                         2,091                  46,525
Hot Topic, Inc.(a)                                                  2,946                  45,251
Jill (J.) Group, Inc., (The)(a)                                     1,401                  22,164
Jo-Ann Stores, Inc.(a)                                              1,445                  24,999
Joseph A. Bank Clothiers, Inc.                                        817                  35,311
Kenneth Cole Productions, Class A                                     533                  14,546
Krispy Kreme Doughnuts, Inc.(a)                                     3,600                  22,536
Linens 'N Things, Inc.(a)                                           2,956                  78,925
Lithia Motors, Inc., Class A                                          904                  26,198
Lone Star Steakhouse & Saloon, Inc.                                 1,243                  32,318
Longs Drug Stores Corp.                                             2,063                  88,482
Luby's, Inc.(a)                                                     1,400                  18,284
MarineMax, Inc.(a)                                                    769                  19,602
McCormick & Schmick's Seafood Restaurants, Inc.(a)                    500                  10,560
Movie Gallery, Inc.                                                 1,728                  17,954
New York & Company, Inc.(a)                                           800                  13,120
O'Charley's, Inc.(a)                                                1,352                  19,347
Overstock.com, Inc.(a)                                                711                  27,267
Pacific Sunwear of California, Inc.(a)                              5,100                 109,343
Pantry, Inc., (The)(a)                                              1,000                  37,370
Party City Corp.(a)                                                   758                  12,825
Payless ShoeSource, Inc.(a)                                         4,516                  78,578
Pep Boys-Manny, Moe & Jack, Inc.                                    3,635                  50,308
PETCO Animal Supplies, Inc.(a)                                      3,900                  82,524
Pier 1 Imports, Inc.                                                5,800                  65,366
Priceline.com, Inc.(a)                                              1,577                  30,468
Red Robin Gourmet Burgers(a)                                          879                  40,293
Regis Corp.                                                         2,900                 109,677
Restoration Hardware, Inc.(a)                                       2,048                  12,943
Retail Ventures, Inc.(a)                                            1,000                  10,980
Ruby Tuesday Inc.                                                   4,200                  91,392
Rush Enterprises, Inc., Class A(a)                                  1,300                  19,864
Ryan's Restaurant Group, Inc.(a)                                    2,764                  32,256
School Specialty, Inc.(a)                                           1,563                  76,243
Sharper Image Corp.(a)                                                670                   8,442
ShopKo Stores, Inc.(a)                                              2,037                  51,984
Smart & Final, Inc.(a)                                                838                  10,844
Sonic Automotive, Inc.                                              1,975                  43,885
Sports Authority, Inc., (The)(a)                                    1,603                  47,192
Stage Stores, Inc.(a)                                               1,806                  48,527
Steak n Shake Company (The)(a)                                      1,732                  31,436
Stein Mart, Inc.(a)                                                 1,732                  35,160
Syms Corp.                                                            400                   5,356
Systemax, Inc.(a)                                                     627                   4,414
Talbots, Inc.                                                       1,400                  41,888
TBC Corp.(a)                                                        1,365                  47,079
Texas Roadhouse, Inc.(a)                                            2,600                  38,740
Too, Inc.(a)                                                        2,322                  63,692
Tractor Supply Co.(a)                                               2,225                 101,570
Trans World Entertainment Corp.(a)                                  1,194                   9,421

Tuesday Morning Corp.(a)                                            1,730                  44,755
United Auto Group, Inc.                                             1,826                  60,331
West Marine, Inc.(a)                                                  842                  12,445
Wet Seal Inc., (The) Class A(a)                                     2,800                  12,600
Wilsons The Leather Experts, Inc.(a)                                1,200                   7,320
Zale Corp.(a)                                                       3,268                  88,824
Zumiez, Inc.(a)                                                       200                   6,526
                                                                                   --------------
                                                                                        3,949,004
                                                                                   --------------
SEMICONDUCTORS--3.0%
ADE Corp.(a)                                                          600                  13,488
Amis Holdings, Inc.(a)                                              2,900                  34,394
Amkor Technologies, Inc.(a)                                         6,700                  29,346
Applied Micro Circuits Corp.(a)                                    20,700                  62,100
Atmel Corp.(a)                                                     28,200                  58,092
August Technology Corp.(a)                                          1,100                  11,737
Axcelis Technologies, Inc.(a)                                       6,734                  35,151
Brooks Automation, Inc.(a)                                          2,917                  38,884
Cirrus Logic, Inc.(a)                                               5,683                  43,134
Cohu, Inc.                                                          1,354                  32,022
Conexant Systems, Inc.(a)                                          31,700                  56,743
Credence Systems Corp.(a)                                           5,556                  44,337
Cypress Semiconductor Corp.(a)                                      8,900                 133,945
EMCORE Corp.(a)                                                     2,400                  14,688
Emulex Corp.(a)                                                     5,600                 113,176
Entegris, Inc.(a)                                                   7,963                  89,982
Fairchild Semiconductor International, Inc.(a)                      8,000                 118,880
Formfactor, Inc.(a)                                                 2,300                  52,486
Genesis Microchip, Inc.(a)                                          2,240                  49,168
Integrated Silicon Solution, Inc.(a)                                2,400                  20,160
Intergrated Device Technology, Inc.(a)                             13,210                 141,875
IXYS Corp.(a)                                                       1,680                  17,741
Kopin Corp.(a)                                                      4,592                  31,914
Lattice Semiconductor Corp.(a)                                      7,680                  32,870
Leadis Technology, Inc.(a)                                          1,100                   7,535
LTX Corp.(a)                                                        3,981                  16,800
MIPS Technologies, Inc.(a)                                          2,800                  19,124
Monolithic Power Systems, Inc.(a)                                   1,200                  10,188
Netlogic Microsystems, Inc.(a)                                        600                  12,954
OmniVision Technologies, Inc.                                       3,708                  46,795
ON Semiconductor Corp.(a)                                           9,655                  49,916
Pericom Semiconductor Corp.(a)                                      1,767                  15,620
Pixelworks, Inc.(a)                                                 3,047                  20,080
PLX Technology, Inc.(a)                                             1,600                  13,344
PMC-Sierra, Inc.(a)                                                12,100                 106,601
Portalplayer, Inc.(a)                                                 900                  24,687
Rambus, Inc.(a)                                                     6,700                  81,070
Semtech Corp.(a)                                                    5,000                  82,350
Sigmatel Inc.(a)                                                    2,400                  48,576
Silicon Laboratories, Inc.(a)                                       2,800                  85,092
Sirf Technology Holdings, Inc.(a)                                   2,300                  69,299
Skyworks Solutions, Inc.(a)                                        10,605                  74,447
Tessera Technologies Inc.(a)                                        3,000                  89,730
TranSwitch Corp.(a)                                                 7,000                  12,040
TriQuint Semiconductor, Inc.(a)                                     9,286                  32,687
Varian Semiconductor Equipment Associates, Inc.(a)                  2,396                 101,519
Veeco Instruments, Inc.(a)                                          1,809                  29,016
Virage Logic Corp.(a)                                                 800                   6,200
Vitesse Semiconductor Corp.(a)                                     14,636                  27,516
Volterra Semiconductor Corp.(a)                                       900                  11,043
                                                                                   --------------
                                                                                        2,370,542
                                                                                   --------------

SOFTWARE--3.4%
Acxiom Corp.                                                        5,900                 110,448
Alico, Inc.                                                           214                  10,978
Alloy, Inc.(a)                                                      2,232                  10,803
Altiris, Inc.(a)                                                    1,338                  20,458
American Reprographics Co.(a)                                         800                  13,680
Amicas, Inc.(a)                                                     2,900                  15,660
Ansoft Corp.(a)                                                       424                  12,338
Ariba, Inc.                                                         4,317                  24,607
AsiaInfo Holdings, Inc.(a)                                          2,297                  11,140
Atari, Inc.(a)                                                      3,180                   4,579
Blackbaud, Inc.                                                       600                   8,502
Blackboard, Inc.(a)                                                 1,100                  27,511
Borland Software Corp.(a)                                           5,364                  31,218
CNET Networks, Inc.(a)                                              8,674                 117,707
Computer Programs & Systems, Inc.                                     472                  16,303
CSG Systems International, Inc.(a)                                  3,238                  70,297
EarthLink, Inc.(a)                                                  8,570                  91,699
eFunds Corp.(a)                                                     2,987                  56,245
Emageon Inc.(a)                                                       900                  12,204
EPIQ Systems, Inc.(a)                                                 822                  17,936
eResearch Technology, Inc.                                          3,306                  46,912
eSpeed, Inc.(a)                                                     1,301                   9,862
FileNET Corp.(a)                                                    2,685                  74,912
Homestore.com, Inc.(a)                                              9,925                  43,174
Identix, Inc.(a)                                                    5,948                  27,956
Infocrossing, Inc.(a)                                               1,400                  12,866
Informatica Corp.(a)                                                5,804                  69,764
Infospace, Inc.(a)                                                  2,245                  53,588
Inphonic, Inc.(a)                                                   1,100                  15,125
Inter-Tel, Inc.                                                     1,346                  28,266
JDA Software Group, Inc.(a)                                         1,998                  30,330
Keane, Inc.(a)                                                      3,108                  35,524
Lawson Software, Inc.(a)                                            4,074                  28,274
Magma Design Automation, Inc.(a)                                    2,340                  19,001
Majesco Entertainment Co.(a)                                        1,000                   1,330
ManTech International Corp., Class A(a)                               948                  25,037
MatrixOne, Inc.(a)                                                  3,507                  18,447
Micromuse, Inc.(a)                                                  5,451                  42,954
MicroStrategy, Inc., Class A(a)                                       987                  69,376
Midway Games, Inc.(a)                                               1,100                  16,709
Moneygram International, Inc.                                       5,800                 125,919
MRO Software, Inc.(a)                                               1,208                  20,343
NDCHealth Corp.                                                     2,408                  45,559
NetIQ Corp.(a)                                                      3,539                  43,317
NIC, Inc.(a)                                                        2,200                  14,410
Openwave Systems, Inc.                                              4,481                  80,568
Opsware, Inc.(a)                                                    5,044                  26,178
Parametric Technology Corp.(a)                                     18,282                 127,425
PDF Solutions, Inc.(a)                                              1,286                  21,348
Pegasystems, Inc.(a)                                                  853                   5,109
Per-Se Technologies, Inc.(a)                                        1,616                  33,387
Phoenix Technologies Ltd.(a)                                        1,700                  12,801
ProQuest Co.(a)                                                     1,696                  61,395
Quality Systems, Inc.(a)                                              436                  30,123
Renaissance Learning, Inc.                                            469                   8,348
Schawk, Inc.                                                          807                  16,132
SeaChange International, Inc.(a)                                    1,704                  10,837

SERENA Software, Inc.(a)                                            1,736                  34,598
Sohu.com, Inc.(a)                                                   1,688                  28,915
SPSS, Inc.(a)                                                       1,095                  26,280
SSA Global Technologies, Inc.(a)                                      600                  10,560
Stellent, Inc.(a)                                                   1,473                  12,624
SupportSoft, Inc.(a)                                                2,847                  14,349
THQ, Inc.(a)                                                        4,233                  90,248
TradeStation Group, Inc.(a)                                         1,232                  12,492
Trident Microsystems, Inc.(a)                                       1,700                  54,077
Trizetto Group (The), Inc.(a)                                       2,747                  38,788
Ulticom, Inc.(a)                                                      784                   8,648
ValueClick, Inc.(a)                                                 5,612                  95,909
Verifone Holdings, Inc.(a)                                          1,700                  34,187
Verint Systems, Inc.(a)                                               793                  32,465
webMethods, Inc.(a)                                                 3,432                  24,264
Websense, Inc.(a)                                                   1,618                  82,858
Wind River Systems, Inc.(a)                                         4,768                  61,650
                                                                                   --------------
                                                                                        2,699,831
                                                                                   --------------
TELECOMMUNICATIONS--3.4%
3Com Corp.(a)                                                      25,800                 105,264
Adaptec, Inc.(a)                                                    7,504                  28,740
Adtran, Inc.                                                        4,300                 135,450
Airspan Networks, Inc.(a)                                           2,500                  12,575
Anaren, Inc.(a)                                                     1,112                  15,679
Anixter International, Inc.                                         2,142                  86,387
Applied Signal Technology, Inc.                                       733                  13,986
Atheros Communications, Inc.(a)                                     2,300                  22,448
Audiovox Corp., Class A(a)                                          1,075                  15,029
Brightpoint, Inc.(a)                                                1,650                  31,581
Broadwing Corp.                                                     4,260                  21,257
C-COR.net Corp.(a)                                                  3,096                  20,898
Catapult Communications Corp.(a)                                      623                  11,426
Centennial Communications Corp.(a)                                  1,338                  20,043
Charter Communications, Inc., Class A(a)                           20,991                  31,487
Ciena Corp.(a)                                                     38,400                 101,375
Commonwealth Telephone Enterprises, Inc.(a)                         1,275                  48,068
Comtech Telecommunications Corp.(a)                                 1,348                  55,902
CT Communications, Inc.                                             1,310                  16,205
Ditech Communications Corp.(a)                                      2,183                  14,713
Dobson Communications Corp., Class A(a)                             7,549                  57,976
Endwave Corp.(a)                                                      400                   5,160
Essex Corp.(a)                                                      1,000                  21,670
Fairpoint Communications, Inc.                                      1,800                  26,334
Finisar Corp.(a)                                                   13,550                  18,564
Foundry Networks, Inc.(a)                                           8,200                 104,139
General Communication, Inc. Class A(a)                              3,584                  35,482
Glenayre Technologies, Inc.(a)                                      4,500                  16,155
Globetel Communications Corp.(a)                                    4,600                   6,670
Golden Telecom, Inc.                                                1,465                  46,250
Hungarian Telephone and Cable Corp.(a)                                200                   2,996
IDT Corp., Class B(a)                                               3,800                  46,322
InterVoice-Brite, Inc.(a)                                           2,453                  22,102
Intrado, Inc.(a)                                                    1,073                  19,346
Iowa Telecommunications Service                                     1,400                  23,548
Itron, Inc.(a)                                                      1,427                  65,157
Jamdat Mobile, Inc.(a)                                                700                  14,700
Level 3 Communications, Inc.(a)                                    46,600                 108,112
MasTec, Inc.(a)                                                     1,684                  18,356
MRV Communications, Inc.(a)                                         7,050                  15,017

Newport Corp.(a)                                                    2,582                  35,967
North Pittsburgh Systems, Inc.                                        915                  18,675
Novatel Wireless, Inc.(a)                                           1,800                  26,046
Optical Communication Products, Inc.(a)                               938                   1,763
Plantronics, Inc.                                                   3,200                  98,592
Polycom, Inc.(a)                                                    6,600                 106,721
Powerwave Technologies, Inc.(a)                                     6,709                  87,150
Preformed Line Products Co.                                           100                   4,720
Premiere Global Services, Inc.(a)                                   4,845                  39,632
Price Communications Corp.                                          2,996                  49,284
RCN Corp.(a)                                                        1,400                  29,708
SBA Communications Corp.(a)                                         4,934                  76,230
Sonus Networks, Inc.(a)                                            16,700                  96,860
SpectraLink Corp.                                                   1,183                  15,083
Standard Microsystems Corp.                                         1,291                  38,614
Syniverse Holdings Inc.(a)                                          1,100                  16,940
TALX Corp.                                                          1,173                  38,463
Tekelec(a)                                                          3,708                  77,683
Telkonet, Inc.(a)                                                   2,400                   9,408
Time Warner Telecom, Inc., Class A(a)                               3,286                  25,631
Ubiquitel, Inc.(a)                                                  5,100                  44,574
United Online, Inc.(a)                                              3,991                  55,275
USA Mobility, Inc.(a)                                               1,662                  44,841
UTStarcom, Inc.(a)                                                  6,700                  54,739
Valor Communications Group, Inc.                                    2,000                  27,260
WebEx Communications, Inc.(a)                                       2,196                  53,824
Westell Technologies, Inc., Class A(a)                              3,664                  13,337
Zhone Technologies, Inc.(a)                                         3,800                   9,918
                                                                                   --------------
                                                                                        2,679,507
                                                                                   --------------
TELECOMMUNICATIONS EQUIPMENT--0.6%
Arris Group, Inc.(a)                                                6,988                  82,878
CommScope, Inc.(a)                                                  3,705                  64,245
Harmonic, Inc.(a)                                                   4,915                  28,605
InterDigital Communications Corp.(a)                                3,500                  68,740
Ixia(a)                                                             2,218                  32,627
Oplink Communications, Inc.(a)                                      6,916                  10,512
RF Micro Devices, Inc.(a)                                          12,644                  71,439
Sycamore Networks, Inc.(a)                                         11,881                  44,791
Symmetricom, Inc.(a)                                                3,042                  23,545
Terayon Communication Systems, Inc.(a)                              5,178                  20,194
Viasat, Inc.(a)                                                     1,347                  34,551
                                                                                   --------------
                                                                                          482,127
                                                                                   --------------
TELEPHONE--0.2%
Cincinnati Bell, Inc.(a)                                           16,500                  72,765
Shenandoah Telecommunications Co.                                     450                  18,536
SureWest Communications                                               890                  25,525
Talk America Holdings, Inc.(a)                                      1,970                  18,577
                                                                                   --------------
                                                                                          135,403
                                                                                   --------------
TEXTILES--0.4%
Angelica Corp.                                                        568                  10,139
Dixie Group, Inc.(a)                                                  700                  11,158
G & K Services, Inc.                                                1,188                  46,795
Guess ?, Inc.(a)                                                      982                  21,044

Innovo Group, Inc.(a)                                               1,700                   3,349
Interface, Inc. Class A(a)                                          3,114                  25,722
Kellwood Co.                                                        1,724                  44,565
Perry Ellis International, Inc.(a)                                    587                  12,761
Shoe Carnival, Inc.(a)                                                475                   7,557
Steven Madden, Ltd.(a)                                                765                  17,534
UniFirst Corp.                                                        560                  19,639
Wolverine World Wide, Inc.                                          3,790                  79,781
                                                                                   --------------
                                                                                          300,044
                                                                                   --------------
TOBACCO--0.1%
Star Scientific, Inc.(a)                                            2,441                   8,202
Universal Corp.                                                     1,758                  68,263
Vector Group, Ltd.                                                  1,809                  36,198
                                                                                   --------------
                                                                                          112,663
                                                                                   --------------
TOYS / GAMES / HOBBIES--0.2%
Jakks Pacific, Inc.(a)                                              1,546                  25,092
Leapfrog Enterprises, Inc.(a)                                       2,200                  32,494
Multimedia Games, Inc.                                              1,858                  18,041
RC2 Corp.(a)                                                        1,109                  37,440
Topps Co. (The)                                                     2,353                  19,318
                                                                                   --------------
                                                                                          132,385
                                                                                   --------------
TRANSPORTATION--1.5%
Abx Air, Inc.(a)                                                    3,800                  31,160
Arctic Cat, Inc.                                                      875                  17,973
Arkansas Best Corp.                                                 1,729                  60,290
Covenant Transport, Inc., Class A(a)                                  510                   6,171
Dollar Thrifty Automotive Group, Inc.(a)                            1,543                  51,953
Dynamex, Inc.(a)                                                      700                  10,948
EGL, Inc.(a)                                                        2,617                  71,052
Florida East Coast Industries, Inc.                                 2,199                  99,593
Forward Air Corp.(a)                                                2,136                  78,690
Frozen Food Express Industries(a)                                     900                   9,441
Genesee & Wyoming, Inc., Class A                                    1,574                  49,896
Greenbrier Cos., Inc.                                                 400                  13,296
GulfMark Offshore, Inc.(a)                                            857                  27,655
Heartland Express, Inc.                                             2,965                  60,308
Hub Group, Inc. Class A(a)                                          1,200                  44,052
Kansas City Southern Industries, Inc.(a)                            5,479                 127,715
Kirby Corp.(a)                                                      1,359                  67,175
Maritrans, Inc.                                                       500                  16,000
Marten Transport, Ltd.(a)                                             600                  15,180
Offshore Logistics, Inc.(a)                                         1,569                  58,053
Old Dominion Freight Line, Inc.                                     1,188                  39,786
P.A.M. Transportation Services, Inc.(a)                               373                   6,028
Pacer International, Inc.(a)                                        2,515                  66,295
RailAmerica, Inc.(a)                                                2,479                  29,500
SCS Transportation, Inc.(a)                                           953                  14,972
SIRVA, Inc.(a)                                                      1,600                  11,936
Universal Truckload Services, Inc.(a)                                 300                   5,574
US Xpress Enterprises, Inc.(a)                                        562                   6,553
USA Truck, Inc.(a)                                                    300                   7,590
Werner Enterprises, Inc.                                            3,300                  57,057
                                                                                   --------------
                                                                                        1,161,892
                                                                                   --------------

TRUCKING & LEASING--0.2%
Amerco(a)                                                             600                  34,914
GATX Corp.                                                          2,867                 113,390
Interpool, Inc.                                                       500                   9,125
                                                                                   --------------
                                                                                          157,429
                                                                                   --------------
WATER--0.2%
American States Water Co.                                           1,008                  33,728
California Water Service Group                                      1,014                  41,777
Connecticut Water Service, Inc.                                       461                  11,396
Middlesex Water Co.                                                   644                  14,458
SJW Corp.                                                             491                  23,705
Southwest Water Co.                                                 1,232                  17,864
                                                                                   --------------
                                                                                          142,928
                                                                                   --------------
TOTAL COMMON STOCKS (Cost $68,289,180)                                                 77,904,498
                                                                                   --------------

                                                                Principal
                                                                   Amount
                                                           --------------
SHORT-TERM INVESTMENTS--1.4%
The Bank of New York Cash Reserve                          $      976,004                 976,004
United States Treasury Bill 3.72% (1) 02/09/06                    150,000                 148,052
                                                                                   --------------
TOTAL SHORT-TERM INVESTMENTS (Cost $1,124,056)                                          1,124,056
                                                                                   --------------
TOTAL INVESTMENTS (Cost $69,413,236)--100.1%                                           79,028,554
                                                                                   --------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(0.1%)                                            (100,451)
                                                                                   --------------
NET ASSETS--100.0%                                                                 $   78,928,103
                                                                                   ==============

(a) Represents non-income producing security.
(1) Yield to maturity.

E*Trade Technology Index Fund
Schedule of Investments
September 30, 2005 (Unaudited)

                                                                   Shares                   Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS--98.7%
ADVERTISING--0.4%
Getty Images, Inc.(a)                                               1,300          $      111,852
Monster Worldwide, Inc.(a)                                          2,604                  79,969
                                                                                   --------------
                                                                                          191,821
                                                                                   --------------
COMMERCIAL SERVICES--4.4%
Accenture, Ltd., Class A                                           12,351                 314,456
Amazon.com, Inc.(a)                                                 8,871                 401,856
BearingPoint, Inc.(a)                                               4,417                  33,525
ChoicePoint, Inc.(a)                                                1,988                  85,822
Convergys Corp.(a)                                                  3,180                  45,697
eBay, Inc.(a)                                                      29,268               1,205,842
Hewitt Associates, Inc., Class A(a)                                 1,100                  30,008
Overstock.com, Inc.(a)                                                500                  19,175
                                                                                   --------------
                                                                                        2,136,381
                                                                                   --------------
COMMUNICATIONS SERVICES--0.2%
Avaya, Inc.(a)                                                     10,298                 106,069
                                                                                   --------------
COMPUTER FACILITIES MANAGEMENT--0.5%
Cognizant Technology Solutions Corp. Class A(a)                     2,984                 139,025
Comverse Technology, Inc.(a)                                        4,441                 116,665
                                                                                   --------------
                                                                                          255,690
                                                                                   --------------
COMPUTER INTEGRATED SYSTEMS DESIGN--1.2%
BEA Systems, Inc.(a)                                                8,592                  77,156
Brocade Communications Systems, Inc.(a)                             5,771                  23,546
Computer Sciences Corp.(a)                                          4,110                 194,445
Intergraph Corp.(a)                                                   586                  26,200
Jack Henry & Associates, Inc.                                       2,046                  39,692
Network Appliance, Inc.(a)                                          7,870                 186,834
TIBCO Software, Inc.(a)                                             4,626                  38,673
                                                                                   --------------
                                                                                          586,546
                                                                                   --------------
COMPUTER PERIPHERAL EQUIPMENT--7.3%
3Com Corp.(a)                                                       8,311                  33,909
Cisco Systems, Inc.(a)                                            138,530               2,483,843
Electronics For Imaging, Inc.(a)                                    1,213                  27,826
Emulex Corp.(a)                                                     1,859                  37,570
Juniper Networks, Inc.(a)                                          11,772                 280,056
Lexmark International, Inc.(a)                                      2,707                 165,262
Nam Tai Electronics, Inc.                                             900                  22,887
Palm, Inc.(a)                                                       1,122                  31,786
QLogic Corp.(a)                                                     2,068                  70,726
Research In Motion, Ltd.(a)                                         4,230                 289,332
Symbol Technologies, Inc.                                           5,251                  50,830
                                                                                   --------------
                                                                                        3,494,027
                                                                                   --------------

COMPUTER PROGRAMMING SERVICES--0.3%
Amdocs, Ltd.(a)                                                     4,294                 119,073
Informatica Corp.(a)                                                1,886                  22,670
                                                                                   --------------
                                                                                          141,743
                                                                                   --------------
COMPUTER RELATED SERVICES--2.0%
CACI International, Inc., Class A(a)                                  712                  43,147
Ceridian Corp.(a)                                                   3,371                  69,948
Electronic Data Systems Corp.                                      11,146                 250,116
IAC/InterActiveCorp(a)                                              7,298                 185,004
Internet Security Systems, Inc.(a)                                  1,032                  24,778
Paychex, Inc.                                                       8,181                 303,352
Red Hat, Inc.(a)                                                    3,888                  82,387
                                                                                   --------------
                                                                                          958,732
                                                                                   --------------
COMPUTER STORAGE DEVICES--2.2%
EMC Corp.(a)                                                       51,788                 670,136
Imation Corp.                                                         787                  33,739
Sandisk Corp.(a)                                                    3,994                 192,711
Seagate Technology                                                 10,200                 161,670
                                                                                   --------------
                                                                                        1,058,256
                                                                                   --------------
COMPUTERS--2.4%
Anteon International Corp.(a)                                         766                  32,754
Apple Computer, Inc.(a)                                            17,792                 953,829
Black Box Corp.                                                       399                  16,742
Kronos, Inc.(a)                                                       739                  32,989
Maxtor Corp.(a)                                                     5,460                  24,024
Perot Systems Corp., Class A(a)                                     2,637                  37,314
RSA Security, Inc.(a)                                               1,600                  20,336
Western Digital Corp.(a)                                            4,570                  59,090
                                                                                   --------------
                                                                                        1,177,078
                                                                                   --------------
COMPUTERS, PERIPHERAL & SOFTWARE--1.5%
Autodesk, Inc.                                                      5,044                 234,244
Creative Technology, Ltd.                                           1,900                  13,908
Infospace, Inc.(a)                                                    700                  16,709
McAfee, Inc.(a)                                                     3,462                 108,776
National Instruments Corp.                                          1,742                  42,923
NetIQ Corp.(a)                                                      1,176                  14,394
Nvida Corp.(a)                                                      3,755                 128,721
Open Text Corp.(a)                                                  1,100                  15,378
Salesforce.com, Inc.(a)                                             2,400                  55,488
Sybase, Inc.(a)                                                     2,022                  47,355
Zebra Technologies Corp., Class A(a)                                1,650                  64,499
                                                                                   --------------
                                                                                          742,395
                                                                                   --------------
DATA PROCESSING & PREPARATION--3.9%
Acxiom Corp.                                                        1,890                  35,381
Affiliated Computer Services, Inc., Class A(a)                      2,690                 146,874
Automatic Data Processing, Inc.                                    12,579                 541,400
BISYS Group, Inc.(a)                                                2,662                  35,751
DST Systems, Inc.(a)                                                1,898                 104,067
Filenet Corp.(a)                                                      900                  25,110
First Data Corp.                                                   16,828                 673,120
Fiserv, Inc.(a)                                                     4,259                 195,360
Verisign, Inc.(a)                                                   5,841                 124,822
                                                                                   --------------
                                                                                        1,881,885
                                                                                   --------------

DISTRIBUTION/WHOLESALE--0.4%
CDW Corp.                                                           1,792                 105,584
Ingram Micro, Inc., Class A(a)                                      3,564                  66,077
                                                                                   --------------
                                                                                          171,661
                                                                                   --------------
ELECTRONIC COMPONENTS--0.9%
AVX Corp.                                                           3,815                  48,603
Celestica, Inc.(a)                                                  4,148                  46,914
Flextronics International, Ltd.(a)                                 12,155                 156,191
MEMC Electronic Materials, Inc.(a)                                  4,500                 102,555
Sanmina-SCI Corp.(a)                                               11,323                  48,576
Vishay Intertechnology, Inc.(a)                                     3,790                  45,291
                                                                                   --------------
                                                                                          448,130
                                                                                   --------------
ELECTRONIC COMPUTERS--14.1%
Advent Software, Inc.(a)                                              713                  19,208
Dell, Inc.(a)                                                      52,524               1,796,321
Gateway, Inc.(a)                                                    7,963                  21,500
Hewlett-Packard Co.                                                62,554               1,826,577
International Business Machines Corp.                              34,930               2,802,085
Sun Microsystems, Inc.(a)                                          73,446                 287,908
Unisys Corp.(a)                                                     7,266                  48,246
                                                                                   --------------
                                                                                        6,801,845
                                                                                   --------------
ELECTRONIC PARTS & EQUIPMENT--0.5%
Arrow Electronics, Inc.(a)                                          2,584                  81,034
Avnet, Inc.(a)                                                      2,663                  65,110
Benchmark Electronics, Inc.(a)                                        900                  27,108
Checkfree Corp.(a)                                                  1,979                  74,846
                                                                                   --------------
                                                                                          248,098
                                                                                   --------------
ELECTRONICS--1.4%
Agilent Technologies, Inc.(a)                                      10,565                 346,003
Amphenol Corp., Class A                                             1,962                  79,146
ATI Technologies, Inc.(a)                                           5,407                  75,374
Cymer, Inc.(a)                                                        765                  23,960
KEMET Corp.(a)                                                      1,971                  16,517
Mentor Graphics Corp.(a)                                            1,728                  14,861
Skyworks Solutions, Inc.(a)                                         3,491                  24,507
Tektronix, Inc.                                                     1,950                  49,199
Trimble Navigation, Ltd.(a)                                         1,200                  40,428
                                                                                   --------------
                                                                                          669,995
                                                                                   --------------
INTERNET SOFTWARE & SERVICES--5.0%
CNET Networks, Inc.(a)                                              3,200                  43,424
EarthLink, Inc.(a)                                                  3,123                  33,416
Expedia, Inc.(a)                                                    7,298                 144,573
Google, Inc., Class A(a)                                            3,700               1,170,903
Yahoo!, Inc.(a)                                                    30,154               1,020,411
                                                                                   --------------
                                                                                        2,412,727
                                                                                   --------------
MULTIMEDIA NETWORKING--0.1%
Polycom, Inc.(a)                                                    2,174                  35,154
                                                                                   --------------

NETWORK EQUIPMENT--0.8%
Foundry Networks, Inc.(a)                                           3,095                  39,307
Lucent Technologies, Inc.(a)                                       95,491                 310,345
Sonus Networks, Inc.(a)                                             5,500                  31,900
Sycamore Networks, Inc.(a)                                          5,960                  22,469
                                                                                   --------------
                                                                                          404,021
                                                                                   --------------
PREPACKAGED SOFTWARE--17.1%
Adobe Systems, Inc.                                                10,522                 314,082
BMC Software, Inc.(a)                                               4,735                  99,909
Cadence Design System, Inc.(a)                                      5,958                  96,281
Check Point Software Technologies, Ltd.(a)                          5,537                 134,660
Citrix Systems, Inc.(a)                                             3,609                  90,730
Cognos, Inc.(a)                                                     2,060                  80,196
Computer Associates International, Inc.                            12,714                 353,576
Compuware Corp.(a)                                                  8,370                  79,515
CSG Systems International, Inc.(a)                                  1,151                  24,988
Electronic Arts, Inc.(a)                                            6,636                 377,522
Intuit, Inc.(a)                                                     3,865                 173,191
Macromedia, Inc.(a)                                                 1,577                  64,137
Macrovision Corp.(a)                                                1,100                  21,010
Mercury Interactive Corp.(a)                                        1,953                  77,339
Microsoft Corp.                                                   152,955               3,935,531
Novell, Inc.(a)                                                     8,236                  61,358
Oracle Corp.(a)                                                   111,445               1,380,804
Parametric Technology Corp.(a)                                      5,819                  40,558
Quest Software, Inc.(a)                                             2,157                  32,506
RealNetworks, Inc.(a)                                               3,821                  21,818
Siebel Systems, Inc.                                               11,123                 114,901
Symantec Corp.(a)                                                  25,608                 580,277
Synopsys, Inc.(a)                                                   3,208                  60,631
Wind River Systems, Inc.(a)                                         1,900                  24,567
                                                                                   --------------
                                                                                        8,240,087
                                                                                   --------------
PRINTED CIRCUIT BOARDS--0.5%
Jabil Circuit, Inc.(a)                                              4,314                 133,389
Solectron Corp.(a)                                                 20,936                  81,860
                                                                                   --------------
                                                                                          215,249
                                                                                   --------------
PROCESS CONTROL INSTRUMENTS--0.3%
PerkinElmer, Inc.                                                   2,929                  59,664
Teradyne, Inc.(a)                                                   4,362                  71,973
                                                                                   --------------
                                                                                          131,637
                                                                                   --------------
RADIO & TV COMMUNICATIONS EQUIPMENT--6.1%
Andrew Corp.(a)                                                     3,648                  40,675
Motorola, Inc.                                                     52,888               1,168,296
Qualcomm, Inc.                                                     35,372               1,582,897
Scientific-Atlanta, Inc.                                            3,362                 126,109
                                                                                   --------------
                                                                                        2,917,977
                                                                                   --------------
SEMICONDUCTORS--1.2%
Agere System, Inc.(a)                                               3,976                  41,390
AMIS Holdings, Inc.(a)                                              1,900                  22,534
Axcelis Technologies, Inc.(a)                                       2,234                  11,661
FormFactor Inc.(a)                                                    900                  20,538

Freescale Semiconductor, Inc., Class A(a)                           2,900                  67,889
Freescale Semiconductor, Inc., Class B(a)                           5,823                 137,306
Intersil Corp., Class A                                             3,425                  74,597
Microsemi Corp.(a)                                                  1,400                  35,756
ON Semiconductor Corp.(a)                                           5,500                  28,435
PMC-Sierra, Inc.(a)                                                 4,027                  35,478
Semtech Corp.(a)                                                    1,646                  27,110
Sigmatel, Inc.(a)                                                     800                  16,192
Silicon Image, Inc.(a)                                              1,800                  16,002
Silicon Laboratories, Inc.(a)                                       1,155                  35,100
                                                                                   --------------
                                                                                          569,988
                                                                                   --------------
SEMICONDUCTORS EQUIPMENT--17.1%
Advanced Micro Devices, Inc.(a)                                     8,537                 215,132
Altera Corp.(a)                                                     8,030                 153,453
Amkor Technologies, Inc.(a)                                         3,917                  17,156
Analog Devices, Inc.                                                8,005                 297,306
Applied Micro Circuits Corp.(a)                                     6,600                  19,800
ASE Test Limited(a)                                                 2,200                  13,794
Atmel Corp.(a)                                                     10,349                  21,319
Broadcom Corp., Class A(a)                                          6,121                 287,136
Conexant Systems, Inc.(a)                                          10,179                  18,220
Cree, Inc.(a)                                                       1,679                  42,009
Cypress Semiconductor Corp.(a)                                      2,886                  43,434
Entegris, Inc.(a)                                                   2,982                  33,697
Fairchild Semiconductor International, Inc., Class A(a)             2,624                  38,993
Intel Corp.                                                       133,872               3,299,945
Intergrated Device Technology, Inc.(a)                              4,319                  46,386
International Rectifier Corp.(a)                                    1,443                  65,050
JDS Uniphase Corp.(a)                                              29,971                  66,536
KLA-Tencor Corp.                                                    4,391                 214,105
Linear Technology Corp.                                             6,583                 247,455
LSI Logic Corp.(a)                                                  8,348                  82,228
Marvell Technology Group, Ltd.(a)                                   6,044                 278,689
Maxim Integrated Products, Inc.                                     7,078                 301,877
Micrel, Inc.(a)                                                     1,916                  21,517
Microchip Technology, Inc.                                          4,643                 139,847
Micron Technology, Inc.(a)                                         13,216                 175,773
MKS Instruments, Inc.(a)                                            1,200                  20,676
National Semiconductor Corp.                                        7,504                 197,355
OmniVision Technologies, Inc.(a)                                    1,300                  16,406
Rambus, Inc.(a)                                                     2,182                  26,402
RF Micro Devices, Inc.(a)                                           4,145                  23,419
STMicroelectronics NV                                              19,550                 337,824
Texas Instruments, Inc.                                            35,821               1,214,332
Varian Semiconductor Equipment Associates, Inc.(a)                    775                  32,837
Xilinx, Inc.                                                        7,591                 211,409
                                                                                   --------------
                                                                                        8,221,517
                                                                                   --------------
SOFTWARE--1.5%
Activision, Inc.(a)                                                 4,397                  89,918
Akamai Technologies, Inc.(a)                                        2,800                  44,660
Avid Technology, Inc.(a)                                              802                  33,203
Avocent Corp.(a)                                                    1,058                  33,475
Borland Software Corp.(a)                                           1,803                  10,493
Certegy, Inc.                                                       1,388                  55,548
Digital River, Inc.(a)                                                800                  27,880
F5 Networks, Inc.(a)                                                  800                  34,776
Fair Isaac Corp.                                                    1,507                  67,514
Global Payments, Inc.                                                 823                  63,964

Hyperion Solutions Corp.(a)                                           912                  44,369
Keane, Inc.(a)                                                      1,352                  15,453
Reynolds & Reynolds Co., Class A                                    1,380                  37,826
SRA International, Inc., Class A(a)                                   800                  28,384
Take-Two Interactive Software, Inc.(a)                              1,579                  34,880
THQ, Inc.(a)                                                        1,260                  26,863
WebEx Communications, Inc.(a)                                       1,025                  25,123
Websense, Inc.(a)                                                     500                  25,605
                                                                                   --------------
                                                                                          699,934
                                                                                   --------------
SPECIAL INDUSTRY MACHINERY--2.1%
Applied Materials, Inc.                                            35,407                 600,502
ASML Holding NV(a)                                                 10,410                 171,869
Lam Research Corp.(a)                                               3,099                  94,427
Novellus Systems, Inc.(a)                                           3,086                  77,397
Unova, Inc.(a)                                                      1,400                  48,972
                                                                                   --------------
                                                                                          993,167
                                                                                   --------------
TELECOMMUNICATIONS--0.4%
Crown Castle Intl., Corp.(a)                                        4,700                 115,761
West Corp.(a)                                                       1,498                  56,010
                                                                                   --------------
                                                                                          171,771
                                                                                   --------------
TELECOMMUNICATIONS EQUIPMENT--1.8%
ADTRAN, Inc.                                                        1,702                  53,613
Corning, Inc.(a)                                                   30,631                 592,097
Harris Corp.                                                        3,000                 125,400
InterDigital Communications Corp.(a)                                1,193                  23,431
Ixia(a)                                                             1,400                  20,594
Tekelec(a)                                                          1,481                  31,027
UTStarcom, Inc.(a)                                                  2,507                  20,482
                                                                                   --------------
                                                                                          866,644
                                                                                   --------------
TELEPHONE & TELEGRAPH APPARATUS--1.0%
ADC Telecommunications, Inc.(a)                                     2,616                  59,802
Ciena Corp.(a)                                                     12,411                  32,765
Nortel Networks Corp.(a)                                           92,024                 299,998
Tellabs, Inc.(a)                                                    9,641                 101,423
                                                                                   --------------
                                                                                          493,988
                                                                                   --------------
TRAVEL SERVICES--0.1%
Sabre Holdings Corp.                                                2,913                  59,076
                                                                                   --------------
TOTAL COMMON STOCKS (Cost $57,823,355)                                                 47,503,289
                                                                                   --------------

                                                                Principal
                                                                   Amount
                                                           --------------
SHORT-TERM INVESTMENTS--1.6%
The Bank of New York Cash Reserve                          $      625,970                 625,970
U.S. Treasury Bill 3.66% (1), 02/09/06                                                    150,000
148,052
                                                                                   --------------
TOTAL SHORT-TERM INVESTMENTS (Cost $ 774,022)                                             774,022
                                                                                   --------------

TOTAL INVESTMENTS (Cost $58,597,377)--100.3%                                           48,277,311
                                                                                   --------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(0.3%)                                            (132,509)
                                                                                   --------------
NET ASSETS--100.0%                                                                 $   48,144,802
                                                                                   ==============

(a)  Represents non-income producing securities.
(1)  Yield to Maturity.

E*TRADE S&P 500 Index Fund
Schedule of Investments
September 30, 2005 (Unaudited)

                                                                   Shares                   Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS--98.7%
AEROSPACE & DEFENSE--2.2%
Boeing Co. (The)                                                   16,964          $    1,152,703
General Dynamics Corp.                                              4,155                 496,730
Goodrich Corp.                                                      2,513                 111,426
Honeywell International, Inc.                                      17,678                 662,925
L-3 Communications Holdings, Inc.                                   2,453                 193,959
Lockheed Martin Corp.                                               7,523                 459,204
Northrop Grumman Corp.                                              7,382                 401,212
Raytheon Co.                                                        9,330                 354,727
Rockwell Collins, Inc.                                              3,652                 176,465
United Technologies Corp.                                          21,185               1,098,230
                                                                                   --------------
                                                                                        5,107,581
                                                                                   --------------
AIR FREIGHT & LOGISTICS--0.9%
FedEx Corp.                                                         6,260                 545,434
Ryder System, Inc.                                                  1,292                  44,212
United Parcel Service, Inc., Class B                               22,891               1,582,455
                                                                                   --------------
                                                                                        2,172,101
                                                                                   --------------
AIRLINES--0.1%
Southwest Airlines Co.                                             14,322                 212,682
                                                                                   --------------
AUTO COMPONENTS --0.2%
Cooper Tire & Rubber Co.                                            1,321                  20,172
Dana Corp.                                                          3,108                  29,246
Delphi Corp.                                                       11,606                  32,033
Goodyear Tire & Rubber Co. (The)(a)                                 3,640                  56,748
Johnson Controls, Inc.                                              3,980                 246,958
Visteon Corp.                                                       2,660                  26,015
                                                                                   --------------
                                                                                          411,172
                                                                                   --------------
AUTOMOBILES--0.4%
Ford Motor Co.                                                     38,309                 377,726
General Motors Corp.                                               11,690                 357,831
Harley-Davidson, Inc.                                               5,686                 275,430
                                                                                   --------------
                                                                                        1,010,987
                                                                                   --------------
BEVERAGES--2.1%
Anheuser-Busch Cos., Inc.                                          16,058                 691,136
Brown-Forman Corp., Class B                                         1,715                 102,111
Coca-Cola Co. (The)                                                42,926               1,853,974
Coca-Cola Enterprises, Inc.                                         6,231                 121,505
Constellation Brands, Inc., Class A(a)                              4,051                 105,326
Molson Coors Brewing Co., Class B                                   1,182                  75,660
Pepsi Bottling Group, Inc. (The)                                    2,870                  81,939
PepsiCo, Inc.                                                      34,521               1,957,685
                                                                                   --------------
                                                                                        4,989,336
                                                                                   --------------

BIOTECHNOLOGY--1.5%
Amgen, Inc.(a)                                                     25,507               2,032,143
Applera Corp. - Applied Biosystems Group                            4,038                  93,843
Biogen Idec, Inc.(a)                                                6,994                 276,123
Chiron Corp.(a)                                                     2,252                  98,232
Genzyme Corp.(a)                                                    5,306                 380,122
Gilead Sciences, Inc.(a)                                            9,425                 459,563
MedImmune, Inc.(a)                                                  5,092                 171,346
                                                                                   --------------
                                                                                        3,511,372
                                                                                   --------------
BUILDING PRODUCTS --0.2%
American Standard Cos., Inc.                                        3,791                 176,471
Masco Corp.                                                         8,897                 272,960
                                                                                   --------------
                                                                                          449,431
                                                                                   --------------
CAPITAL MARKETS --2.9%
Bank of New York Co., Inc. (The)                                   16,092                 473,266
Bear Stearns Cos., Inc. (The)                                       2,304                 252,864
Charles Schwab Corp. (The)                                         21,485                 310,029
E*TRADE Financial Corp.(a)(b)                                       7,661                 134,834
Federated Investors, Inc., Class B                                  1,751                  58,186
Franklin Resources, Inc.                                            3,069                 257,673
Goldman Sachs Group, Inc. (The)                                     9,612               1,168,627
Janus Capital Group, Inc.                                           4,607                  66,571
Lehman Brothers Holdings, Inc.                                      5,542                 645,532
Mellon Financial Corp.                                              8,644                 276,349
Merrill Lynch & Co., Inc.                                          19,150               1,174,852
Morgan Stanley                                                     22,453               1,211,114
Northern Trust Corp.                                                3,837                 193,960
State Street Corp.                                                  6,840                 334,613
T. Rowe Price Group, Inc.                                           2,683                 175,200
                                                                                   --------------
                                                                                        6,733,670
                                                                                   --------------
CHEMICALS--1.4%
Air Products and Chemicals, Inc.                                    4,548                 250,777
Dow Chemical Co. (The)                                             19,941                 830,941
DuPont (E.I.) de Nemours & Co.                                     20,565                 805,531
Eastman Chemical Co.                                                1,684                  79,097
Ecolab, Inc.                                                        3,806                 121,526
Engelhard Corp.                                                     2,483                  69,301
Hercules, Inc.(a)                                                   2,281                  27,874
International Flavors & Fragrances, Inc.                            1,780                  63,439
Monsanto Co.                                                        5,553                 348,451
PPG Industries, Inc.                                                3,427                 202,844
Praxair, Inc.                                                       6,684                 320,364
Rohm and Haas Co.                                                   3,005                 123,596
Sigma-Aldrich Corp.                                                 1,387                  88,851
                                                                                   --------------
                                                                                        3,332,592
                                                                                   --------------
COMMERCIAL BANKS --5.4%
AmSouth Bancorp.                                                    7,244                 182,983
Bank of America Corp.                                              83,064               3,496,995
BB&T Corp.                                                         11,319                 442,007
Comerica, Inc.(b)                                                   3,393                 199,848
Compass Bancshares, Inc.                                            2,500                 114,575
Fifth Third Bancorp                                                11,497                 422,285
First Horizon National Corp.                                        2,586                  94,001
Huntington Bancshares, Inc.                                         4,771                 107,204

KeyCorp                                                             8,461                 272,867
M&T Bank Corp.                                                      1,670                 176,536
Marshall & Ilsley Corp.                                             4,242                 184,569
National City Corp.                                                11,812                 394,993
North Fork Bancorp., Inc.                                           9,890                 252,195
PNC Financial Services Group                                        6,011                 348,758
Regions Financial Corp.                                             9,520                 296,262
SunTrust Banks, Inc.                                                7,494                 520,458
Synovus Financial Corp.                                             6,445                 178,655
U.S. Bancorp                                                       37,784               1,060,976
Wachovia Corp.                                                     32,609               1,551,863
Wells Fargo & Co.                                                  34,897               2,043,918
Zions Bancorp.                                                      1,824                 129,887
                                                                                   --------------
                                                                                       12,471,835
                                                                                   --------------
COMMERCIAL SERVICES & SUPPLIES --0.9%
Allied Waste Industries, Inc.(a)                                    4,510                  38,110
Apollo Group, Inc., Class A(a)                                      3,023                 200,697
Avery Dennison Corp.                                                2,283                 119,606
Cendant Corp.                                                      21,631                 446,464
Cintas Corp.                                                        2,853                 117,116
Equifax, Inc.                                                       2,692                  94,058
H&R Block, Inc.                                                     6,680                 160,186
Monster Worldwide, Inc.(a)                                          2,517                  77,297
Pitney Bowes, Inc.                                                  4,731                 197,472
R.R. Donnelley & Sons Co.                                           4,438                 164,517
Robert Half International, Inc.                                     3,500                 124,565
Waste Management, Inc.                                             11,620                 332,448
                                                                                   --------------
                                                                                        2,072,536
                                                                                   --------------
COMMUNICATIONS EQUIPMENT --2.8%
Andrew Corp.(a)                                                     3,358                  37,442
Avaya, Inc.(a)                                                      8,767                  90,300
Ciena Corp.(a)                                                     11,948                  31,543
Cisco Systems, Inc.(a)                                            132,118               2,368,875
Comverse Technology, Inc.(a)                                        4,161                 109,309
Corning, Inc.(a)                                                   30,432                 588,251
JDS Uniphase Corp.(a)                                              34,072                  75,640
Lucent Technologies, Inc.(a)                                       91,890                 298,643
Motorola, Inc.                                                     51,044               1,127,561
QUALCOMM, Inc.                                                     33,706               1,508,343
Scientific-Atlanta, Inc.                                            3,072                 115,231
Tellabs, Inc.(a)                                                    9,251                  97,321
                                                                                   --------------
                                                                                        6,448,459
                                                                                   --------------
COMPUTERS & PERIPHERALS --3.6%
Apple Computer, Inc.(a)                                            17,155                 919,680
Dell, Inc.(a)                                                      49,563               1,695,055
EMC Corp.(a)                                                       49,836                 644,878
Gateway, Inc.(a)                                                    5,448                  14,710
Hewlett-Packard Co.                                                59,229               1,729,487
International Business Machines Corp.                              32,990               2,646,457
Lexmark International, Inc.(a)                                      2,369                 144,627
NCR Corp.(a)                                                        3,841                 122,566
Network Appliance, Inc.(a)                                          7,606                 180,566
QLogic Corp.(a)                                                     1,778                  60,808
Sun Microsystems, Inc.(a)                                          70,497                 276,348
                                                                                   --------------
                                                                                        8,435,182
                                                                                   --------------

CONSTRUCTION & ENGINEERING --0.0%
Fluor Corp.                                                         1,722                 110,862
                                                                                   --------------
CONSTRUCTION MATERIALS --0.1%
Vulcan Materials Co.                                                2,073                 153,837
                                                                                   --------------
CONSUMER FINANCE --1.4%
American Express Co.                                               25,653               1,473,508
Capital One Financial Corp.                                         5,968                 474,575
MBNA Corp.                                                         26,004                 640,739
Providian Financial Corp.(a)                                        6,094                 107,742
SLM Corp.                                                           8,631                 462,967
                                                                                   --------------
                                                                                        3,159,531
                                                                                   --------------
CONTAINERS & PACKAGING --0.2%
Ball Corp.                                                          2,219                  81,526
Bemis Co., Inc.                                                     2,127                  52,537
Pactiv Corp.(a)                                                     3,096                  54,242
Sealed Air Corp.(a)                                                 1,659                  78,736
Temple-Inland, Inc.                                                 2,254                  92,076
                                                                                   --------------
                                                                                          359,117
                                                                                   --------------
DISTRIBUTORS --0.1%
Genuine Parts Co.                                                   3,598                 154,354
                                                                                   --------------
DIVERSIFIED FINANCIAL SERVICES--3.5%
CIT Group, Inc.                                                     4,201                 189,801
Citigroup, Inc.                                                   106,884               4,865,360
JP Morgan Chase & Co.                                              72,623               2,464,098
Moody's Corp.                                                       5,225                 266,893
Principal Financial Group, Inc.                                     5,851                 277,162
                                                                                   --------------
                                                                                        8,063,314
                                                                                   --------------
DIVERSIFIED TELECOMMUNICATION SERVICES --3.1%
Alltel Corp.                                                        7,892                 513,848
AT&T Corp.                                                         16,580                 328,284
BellSouth Corp.                                                    37,881                 996,270
CenturyTel, Inc.                                                    2,596                  90,808
Citizens Communications Co.                                         7,094                  96,124
Qwest Communications International, Inc.(a)                        31,528                 129,265
SBC Communications, Inc.                                           68,303               1,637,223
Sprint Corp. (FON Group)                                           60,636               1,441,924
Verizon Communications, Inc.                                       57,166               1,868,757
                                                                                   --------------
                                                                                        7,102,503
                                                                                   --------------
ELECTRIC UTILITIES --2.5%
Allegheny Energy Inc.(a)                                            3,276                 100,639
Ameren Corp.                                                        4,212                 225,300
American Electric Power Co., Inc.                                   8,128                 322,682
CenterPoint Energy, Inc.                                            6,399                  95,153
Cinergy Corp.                                                       4,111                 182,570
Consolidated Edison, Inc.                                           5,051                 245,226
DTE Energy Co.                                                      3,676                 168,581
Edison International                                                6,735                 318,431
Entergy Corp.                                                       4,252                 316,009
Exelon Corp.                                                       13,862                 740,784
FirstEnergy Corp.                                                   6,818                 355,354

FPL Group, Inc.                                                     8,145                 387,702
PG&E Corp.                                                          7,712                 302,696
Pinnacle West Capital Corp.                                         2,041                  89,967
PPL Corp.                                                           7,845                 253,629
Progress Energy, Inc.                                               5,193                 232,387
Southern Co. (The)                                                 15,439                 552,099
TECO Energy, Inc.                                                   4,297                  77,432
TXU Corp.                                                           4,962                 560,110
Xcel Energy, Inc.                                                   8,326                 163,273
                                                                                   --------------
                                                                                        5,690,024
                                                                                   --------------
ELECTRICAL EQUIPMENT --0.4%
American Power Conversion Corp.                                     3,535                  91,557
Cooper Industries, Ltd.                                             1,857                 128,393
Emerson Electric Co.                                                8,540                 613,171
Rockwell Automation, Inc.                                           3,754                 198,587
                                                                                   --------------
                                                                                        1,031,708
                                                                                   --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS --0.3%
Agilent Technologies, Inc.(a)                                      10,216                 334,574
Jabil Circuit, Inc.(a)                                              3,555                 109,921
Molex, Inc.                                                         2,995                  79,907
Sanmina-SCI Corp.(a)                                               10,866                  46,615
Solectron Corp.(a)                                                 20,099                  78,587
Symbol Technologies, Inc.                                           5,024                  48,632
Tektronix, Inc.                                                     1,767                  44,581
                                                                                   --------------
                                                                                          742,817
                                                                                   --------------
ENERGY EQUIPMENT & SERVICES --1.5%
Baker Hughes, Inc.                                                  7,042                 420,267
BJ Services Co.                                                     6,664                 239,837
Halliburton Co.                                                    10,508                 720,008
Nabors Industries, Ltd.(a)                                          3,255                 233,807
National-Oilwell Varco, Inc.(a)                                     3,584                 235,827
Noble Corp.                                                         2,826                 193,468
Rowan Cos., Inc.                                                    2,179                  77,333
Schlumberger, Ltd.                                                 12,162               1,026,229
Transocean Forex, Inc.(a)                                           6,796                 416,663
                                                                                   --------------
                                                                                        3,563,439
                                                                                   --------------
FOOD & STAPLES RETAILING --2.3%
Albertson's, Inc.                                                   7,616                 195,350
Costco Wholesale Corp.                                              9,906                 426,850
CVS Corp.                                                          16,805                 487,513
Kroger Co. (The)(a)                                                14,967                 308,171
Safeway, Inc.                                                       9,276                 237,466
Supervalu, Inc.                                                     2,809                  87,416
Sysco Corp.                                                        13,087                 410,539
Wal-Mart Stores, Inc.                                              51,634               2,262,601
Walgreen Co.                                                       21,136                 918,359
                                                                                   --------------
                                                                                        5,334,265
                                                                                   --------------
FOOD PRODUCTS --1.1%
Archer-Daniels-Midland Co.                                         13,448                 331,628
Campbell Soup Co.                                                   3,823                 113,734
ConAgra Foods, Inc.                                                10,706                 264,974
General Mills, Inc.                                                 7,567                 364,730

H.J. Heinz Co.                                                      6,999                 255,743
Hershey Foods Corp.                                                 3,794                 213,640
Kellogg Co.                                                         5,295                 244,258
McCormick & Co., Inc.                                               2,746                  89,602
Sara Lee Corp.                                                     16,219                 307,350
Tyson Foods, Inc., Class A                                          5,196                  93,788
Wm. Wrigley Jr. Co.                                                 3,716                 267,106
                                                                                   --------------
                                                                                        2,546,553
                                                                                   --------------
GAS UTILITIES --0.1%
KeySpan Corp.                                                       3,603                 132,518
NICOR, Inc.                                                           851                  35,768
NiSource, Inc.                                                      5,633                 136,601
Peoples Energy Corp.                                                  759                  29,889
                                                                                   --------------
                                                                                          334,776
                                                                                   --------------
HEALTH CARE EQUIPMENT & SUPPLIES --2.1%
Bausch & Lomb, Inc.                                                 1,064                  85,844
Baxter International, Inc.                                         12,869                 513,086
Becton, Dickinson & Co.                                             5,081                 266,397
Biomet, Inc.                                                        5,159                 179,069
Boston Scientific Corp.(a)                                         12,208                 285,301
C.R. Bard, Inc.                                                     2,100                 138,663
Fisher Scientific International, Inc.(a)                            2,520                 156,366
Guidant Corp.                                                       6,822                 469,967
Hospira, Inc.(a)                                                    3,305                 135,406
Medtronic, Inc.                                                    25,037               1,342,483
Millipore Corp.(a)                                                  1,009                  63,456
PerkinElmer, Inc.                                                   2,692                  54,836
St. Jude Medical, Inc.(a)                                           7,537                 352,732
Stryker Corp.                                                       6,006                 296,877
Thermo Electron Corp.(a)                                            3,341                 103,237
Waters Corp.(a)                                                     2,338                  97,261
Zimmer Holdings, Inc.(a)                                            5,113                 352,235
                                                                                   --------------
                                                                                        4,893,216
                                                                                   --------------
HEALTH CARE PROVIDERS & SERVICES --2.9%
Aetna, Inc.                                                         5,994                 516,323
AmerisourceBergen Corp.                                             2,101                 162,407
Cardinal Health, Inc.                                               8,824                 559,795
Caremark Rx, Inc.(a)                                                9,303                 464,499
CIGNA Corp.                                                         2,653                 312,683
Coventry Health Care, Inc.(a)                                       2,219                 190,878
Express Scripts, Inc., Class A(a)                                   3,072                 191,078
HCA, Inc.                                                           9,343                 447,717
Health Management Associates, Inc., Class A                         5,110                 119,932
Humana, Inc.(a)                                                     3,357                 160,733
IMS Health, Inc.                                                    4,667                 117,468
Laboratory Corp. of America Holdings(a)                             2,793                 136,047
Manor Care, Inc.                                                    1,577                  60,573
McKesson Corp.                                                      6,374                 302,446
Medco Health Solutions, Inc.(a)                                     6,292                 344,990
Quest Diagnostics, Inc.                                             3,441                 173,908
Tenet Healthcare Corp.(a)                                           9,686                 108,774
UnitedHealth Group, Inc.                                           26,113               1,467,550
Wellpoint, Inc.(a)                                                 12,685                 961,777
                                                                                   --------------
                                                                                        6,799,578
                                                                                   --------------

HOME BUILDERS--0.1%
D.R. Horton, Inc.                                                   5,627                 203,810
                                                                                   --------------
HOTELS, RESTAURANTS & LEISURE --1.4%
Carnival Corp.                                                      8,922                 445,922
Darden Restaurants, Inc.                                            2,859                  86,828
Harrah's Entertainment, Inc.                                        3,795                 247,396
Hilton Hotels Corp.                                                 6,773                 151,173
International Game Technology                                       7,051                 190,377
Marriott International, Inc., Class A                               3,539                 222,957
McDonald's Corp.                                                   25,842                 865,448
Starbucks Corp.(a)                                                  7,943                 397,944
Starwood Hotels & Resorts Worldwide, Inc.                           4,500                 257,265
Wendy's International, Inc.                                         2,324                 104,929
Yum! Brands, Inc.                                                   5,900                 285,619
                                                                                   --------------
                                                                                        3,255,858
                                                                                   --------------
HOUSEHOLD DURABLES --0.6%
Black & Decker Corp. (The)                                          1,575                 129,292
Centex Corp.                                                        2,653                 171,331
Fortune Brands, Inc.                                                2,920                 237,484
KB Home                                                             1,678                 122,830
Leggett & Platt, Inc.                                               3,812                  77,002
Maytag Corp.                                                        1,578                  28,814
Newell Rubbermaid                                                   5,691                 128,901
Pulte Homes, Inc.                                                   4,435                 190,350
Snap-On, Inc.                                                       1,126                  40,671
Stanley Works (The)                                                 1,466                  68,433
Whirlpool Corp.                                                     1,359                 102,971
                                                                                   --------------
                                                                                        1,298,079
                                                                                   --------------
HOUSEHOLD PRODUCTS --1.9%
Clorox Co. (The)                                                    3,084                 171,285
Colgate-Palmolive Co.                                              10,738                 566,859
Kimberly-Clark Corp.                                                9,846                 586,132
Procter & Gamble Co. (The)                                         50,882               3,025,444
                                                                                   --------------
                                                                                        4,349,720
                                                                                   --------------
INDUSTRIAL CONGLOMERATES --4.3%
3M Co.                                                             15,816               1,160,262
General Electric Co.                                              219,156               7,378,982
Textron, Inc.                                                       2,696                 193,357
Tyco International, Ltd.                                           41,840               1,165,244
                                                                                   --------------
                                                                                        9,897,845
                                                                                   --------------
INSURANCE--4.5%
ACE, Ltd.                                                           5,961                 280,584
AFLAC, Inc.                                                        10,371                 469,806
Allstate Corp. (The)                                               13,578                 750,728
Ambac Financial Group, Inc.                                         2,137                 153,992
American International Group, Inc.                                 53,649               3,324,093
Aon Corp.                                                           6,584                 211,215
Chubb Corp. (The)                                                   4,100                 367,155
Cincinnati Financial Corp.                                          3,613                 151,349
Hartford Financial Services Group, Inc. (The)                       6,191                 477,759
Jefferson-Pilot Corp.                                               2,786                 142,560
Lincoln National Corp.                                              3,565                 185,451
Loews Corp.                                                         2,802                 258,933

Marsh & McLennan Cos., Inc.                                        11,066                 336,296
MBIA, Inc.                                                          2,713                 164,462
MetLife, Inc.                                                      15,639                 779,292
Progressive Corp. (The)                                             4,012                 420,337
Prudential Financial, Inc.                                         10,605                 716,474
SAFECO Corp.                                                        2,527                 134,891
St. Paul Travelers Cos., Inc. (The)                                13,964                 626,565
Torchmark Corp.                                                     2,156                 113,901
UnumProvident Corp.                                                 6,158                 126,239
XL Capital Ltd., Class A                                            2,813                 191,368
                                                                                   --------------
                                                                                       10,383,450
                                                                                   --------------
INTERNET & CATALOG RETAIL --0.4%
eBay, Inc.(a)                                                      22,951                 945,581
                                                                                   --------------
INTERNET SOFTWARE & SERVICES --0.4%
Yahoo!, Inc.(a)                                                    25,924                 877,268
                                                                                   --------------
IT SERVICES --1.0%
Affiliated Computer Services, Inc., Class A(a)                      2,561                 139,831
Automatic Data Processing, Inc.                                    11,994                 516,222
Computer Sciences Corp.(a)                                          3,820                 180,724
Convergys Corp.(a)                                                  2,895                  41,601
Electronic Data Systems Corp.                                      10,728                 240,736
First Data Corp.                                                   15,950                 637,999
Fiserv, Inc.(a)                                                     3,824                 175,407
Paychex, Inc.                                                       6,885                 255,296
Sabre Holdings Corp.                                                2,710                  54,959
Unisys Corp.(a)                                                     7,040                  46,746
                                                                                   --------------
                                                                                        2,289,521
                                                                                   --------------
LEISURE EQUIPMENT & PRODUCTS --0.2%
Brunswick Corp.                                                     1,931                  72,857
Eastman Kodak Co.                                                   5,937                 144,446
Hasbro, Inc.                                                        3,700                  72,705
Mattel, Inc.                                                        8,345                 139,195
                                                                                   --------------
                                                                                          429,203
                                                                                   --------------
MACHINERY--1.4%
Caterpillar, Inc.                                                  13,991                 821,971
Cummins, Inc.                                                         960                  84,470
Danaher Corp.                                                       4,912                 264,413
Deere & Co.                                                         4,904                 300,125
Dover Corp.                                                         4,186                 170,747
Eaton Corp.                                                         2,980                 189,379
Illinois Tool Works, Inc.                                           4,315                 355,254
Ingersoll-Rand Co., Ltd., Class A                                   6,973                 266,578
ITT Industries, Inc.                                                1,857                 210,955
Navistar International Corp.(a)                                     1,355                  43,943
PACCAR, Inc.                                                        3,544                 240,602
Pall Corp.                                                          2,571                  70,703
Parker-Hannifin Corp.                                               2,381                 153,122
                                                                                 ----------------
                                                                                        3,172,262
                                                                                 ----------------
MEDIA--3.5%
Clear Channel Communications, Inc.                                 11,218                 368,960
Comcast Corp., Class A(a)                                          45,398               1,333,793
Dow Jones & Co., Inc.                                               1,216                  46,439

Gannett Co., Inc.                                                   4,976                 342,498
Interpublic Group of Cos., Inc. (The)(a)                            8,742                 101,757
Knight-Ridder, Inc.                                                 1,384                  81,213
McGraw-Hill Cos., Inc. (The)                                        7,727                 371,205
Meredith Corp.                                                        923                  46,048
New York Times Co. (The), Class A                                   3,003                  89,339
News Corp., Inc., Class A                                          50,643                 789,524
Omnicom Group, Inc.                                                 3,677                 307,508
Time Warner, Inc.                                                  97,045               1,757,486
Tribune Co.                                                         5,481                 185,751
Univision Communications, Inc., Class A(a)                          4,759                 126,256
Viacom, Inc., Class B                                              32,773               1,081,837
Walt Disney Co. (The)                                              41,556               1,002,746
                                                                                   --------------
                                                                                        8,032,360
                                                                                   --------------
METALS & MINING --0.7%
Alcoa, Inc.                                                        18,035                 440,415
Allegheny Technologies, Inc.                                        1,812                  56,136
Freeport-McMoRan Copper & Gold, Inc., Class B                       3,611                 175,458
Newmont Mining Corp.                                                9,224                 435,096
Nucor Corp.                                                         3,158                 186,290
Phelps Dodge Corp.                                                  1,917                 249,076
United States Steel Corp.                                           2,294                  97,151
                                                                                   --------------
                                                                                        1,639,622
                                                                                   --------------
MULTI-LINE RETAIL--1.1%
Big Lots, Inc.(a)                                                   2,258                  24,815
Dillard's Inc., Class A                                             1,330                  27,770
Dollar General Corp.                                                6,636                 121,704
Family Dollar Stores, Inc.                                          3,352                  66,604
Federated Department Stores, Inc.                                   5,481                 366,514
J.C. Penney Co., Inc. (Holding Co.)                                 5,274                 250,093
Kohl's Corp.(a)                                                     7,125                 357,533
Nordstrom, Inc.                                                     4,577                 157,083
Sears Holdings Corp.(a)                                             2,037                 253,444
Target Corp.                                                       18,289                 949,748
                                                                                   --------------
                                                                                        2,575,308
                                                                                   --------------
MULTI-UTILITES & UNREGULATED POWER--1.0%
AES Corp. (The)(a)                                                 13,503                 221,854
Calpine Corp.(a)                                                   11,741                  30,409
CMS Energy Corp.(a)                                                 4,533                  74,568
Constellation Energy Group, Inc.                                    3,591                 221,206
Dominion Resources, Inc.                                            7,045                 606,855
Duke Energy Corp.                                                  19,151                 558,635
Dynegy, Inc., Class A(a)                                            5,921                  27,888
Public Service Enterprise Group, Inc.                               4,941                 318,003
Sempra Energy                                                       5,295                 249,183
                                                                                   --------------
                                                                                        2,308,601
                                                                                   --------------
OFFICE ELECTRONICS --0.1%
Xerox Corp.(a)                                                     19,835                 270,748
                                                                                   --------------
OIL & GAS --8.6%
Amerada Hess Corp.                                                  1,725                 237,188
Anadarko Petroleum Corp.                                            4,886                 467,835
Ashland, Inc.                                                       1,533                  84,683
Apache Corp.                                                        6,798                 511,346

Burlington Resources, Inc.                                          7,877                 640,558
ChevronTexaco Corp.                                                46,555               3,013,505
ConocoPhillips                                                     28,776               2,011,730
Devon Energy Corp.                                                  9,417                 646,383
El Paso Corp.                                                      13,630                 189,457
EOG Resources, Inc.                                                 4,963                 371,729
Exxon Mobil Corp.                                                 130,349               8,282,375
Kerr-McGee Corp.                                                    2,330                 226,266
Kinder Morgan, Inc.                                                 1,975                 189,916
Marathon Oil Corp.                                                  7,566                 521,524
Murphy Oil Corp.                                                    3,300                 164,571
Occidental Petroleum Corp.                                          8,265                 706,079
Sunoco, Inc.                                                        2,823                 220,759
Valero Energy Corp.                                                 6,317                 714,200
Weatherford International Ltd.(a)                                   2,861                 196,436
Williams Cos., Inc. (The)                                          11,829                 296,316
XTO Energy, Inc.                                                    7,468                 338,450
                                                                                   --------------
                                                                                       20,031,306
                                                                                   --------------
PAPER & FOREST PRODUCTS --0.4%
Georgia-Pacific Group                                               5,379                 183,209
International Paper Co.                                            10,140                 302,172
Louisiana-Pacific Corp.                                             2,211                  61,223
MeadWestvaco Corp.                                                  3,720                 102,746
Weyerhaeuser Co.                                                    5,064                 348,150
                                                                                   --------------
                                                                                          997,500
                                                                                   --------------
PERSONAL PRODUCTS --0.6%
Alberto-Culver Co., Class B                                         1,558                  69,721
Avon Products, Inc.                                                 9,732                 262,764
Gillette Co. (The)                                                 18,589               1,081,879
                                                                                   --------------
                                                                                        1,414,364
                                                                                   --------------
PHARMACEUTICALS--6.6%
Abbott Laboratories                                                32,135               1,362,524
Allergan, Inc.                                                      2,636                 241,510
Bristol-Myers Squibb Co.                                           40,434                 972,842
Eli Lilly & Co.                                                    23,439               1,254,455
Forest Laboratories, Inc.(a)                                        7,026                 273,803
Johnson & Johnson                                                  61,497               3,891,531
King Pharmaceuticals, Inc.(a)                                       4,997                  76,854
Merck & Co., Inc.                                                  45,390               1,235,062
Mylan Laboratories, Inc.                                            4,519                  87,036
Pfizer, Inc.                                                      152,374               3,804,780
Schering-Plough Corp.                                              30,522                 642,488
Watson Pharmaceuticals, Inc.(a)                                     2,079                  76,112
Wyeth                                                              27,726               1,282,882
                                                                                   --------------
                                                                                       15,201,879
                                                                                   --------------
REAL ESTATE--0.7%
Apartment Investment & Management Co., Class A                      1,877                  72,790
Archstone-Smith Trust                                               4,377                 174,511
Equity Office Properties Trust                                      8,487                 277,610
Equity Residential                                                  5,936                 224,678
Plum Creek Timber Co., Inc.                                         3,803                 144,172
Prologis                                                            5,098                 225,892
Public Storage, Inc.                                                1,708                 114,436
Simon Property Group, Inc.                                          3,785                 280,544

Vornado Realty Trust                                                2,437                 211,093
                                                                                   --------------
                                                                                        1,725,726
                                                                                   --------------
ROAD & RAIL --0.6%
Burlington Northern Santa Fe Corp.                                  7,720                 461,656
CSX Corp.                                                           4,485                 208,463
Norfolk Southern Corp.                                              8,363                 339,203
Union Pacific Corp.                                                 5,453                 390,980
                                                                                   --------------
                                                                                        1,400,302
                                                                                   --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT --3.3%
Advanced Micro Devices, Inc.(a)                                     8,235                 207,522
Altera Corp.(a)                                                     7,702                 147,185
Analog Devices, Inc.                                                7,698                 285,904
Applied Materials, Inc.                                            33,542                 568,872
Applied Micro Circuits Corp.(a)                                     6,315                  18,945
Broadcom Corp., Class A(a)                                          5,829                 273,438
Freescale Semiconductor, Inc.(a)                                    8,374                 197,459
Intel Corp.                                                       125,964               3,105,013
KLA-Tencor Corp.                                                    4,084                 199,136
Linear Technology Corp.                                             6,342                 238,396
LSI Logic Corp.(a)                                                  8,077                  79,558
Maxim Integrated Products, Inc.                                     6,778                 289,082
Micron Technology, Inc.(a)                                         12,737                 169,402
National Semiconductor Corp.                                        7,096                 186,625
Novellus Systems, Inc.(a)                                           2,790                  69,973
NVIDIA Corp.(a)                                                     3,394                 116,346
PMC-Sierra, Inc.(a)                                                 3,767                  33,187
Teradyne, Inc.(a)                                                   4,067                  67,106
Texas Instruments, Inc.                                            33,554               1,137,481
Xilinx, Inc.                                                        7,225                 201,216
                                                                                   --------------
                                                                                        7,591,846
                                                                                   --------------
SOFTWARE--3.6%
Adobe Systems, Inc.                                                10,162                 303,336
Autodesk, Inc.                                                      4,721                 219,243
BMC Software, Inc.(a)                                               4,455                  94,001
Citrix Systems, Inc.(a)                                             3,522                  88,543
Computer Associates International, Inc.                             9,578                 266,364
Compuware Corp.(a)                                                  8,022                  76,209
Electronic Arts, Inc.(a)                                            6,274                 356,928
Intuit, Inc.(a)                                                     3,664                 164,184
Mercury Interactive Corp.(a)                                        1,790                  70,884
Microsoft Corp.                                                   190,464               4,900,638
Novell, Inc.(a)                                                     7,897                  58,833
Oracle Corp.(a)                                                    77,966                 965,999
Parametric Technology Corp.(a)                                      5,629                  39,234
Siebel Systems, Inc.                                               10,798                 111,543
Symantec Corp.(a)                                                  24,763                 561,130
                                                                                   --------------
                                                                                        8,277,069
                                                                                   --------------
SPECIALTY RETAIL --2.1%
AutoNation, Inc.(a)                                                 3,727                  74,428
AutoZone, Inc.(a)                                                   1,149                  95,654
Bed Bath & Beyond, Inc.(a)                                          6,113                 245,620
Best Buy Co., Inc.                                                  8,368                 364,259
Circuit City Stores, Inc.                                           3,400                  58,344
Gap, Inc. (The)                                                    11,980                 208,811

Home Depot, Inc. (The)                                             44,248               1,687,620
Limited Brands, Inc.                                                7,218                 147,464
Lowe's Cos., Inc.                                                  16,118               1,037,999
Office Depot, Inc.(a)                                               6,540                 194,238
OfficeMax, Inc.                                                     1,439                  45,573
RadioShack Corp.                                                    2,707                  67,134
Sherwin-Williams Co. (The)                                          2,353                 103,697
Staples, Inc.                                                      15,192                 323,893
Tiffany & Co.                                                       2,944                 117,083
TJX Cos., Inc. (The)                                                9,632                 197,263
                                                                                   --------------
                                                                                        4,969,080
                                                                                   --------------
TEXTILES, APPAREL & LUXURY GOODS --0.4%
Coach, Inc.(a)                                                      7,858                 246,427
Jones Apparel Group, Inc.                                           2,387                  68,030
Liz Claiborne, Inc.                                                 2,160                  84,931
NIKE, Inc., Class B                                                 3,948                 322,472
Reebok International, Ltd.                                          1,141                  64,546
V.F. Corp.                                                          1,846                 107,013
                                                                                   --------------
                                                                                          893,419
                                                                                   --------------
THRIFTS & MORTGAGE FINANCE --1.5%
Countrywide Financial Corp.                                        12,292                 405,390
Federal Home Loan Mortgage Corp.                                   20,010                 896,849
Federal National Mortgage Corp.                                    14,285                 806,531
Golden West Financial Corp.                                         5,282                 313,698
MGIC Investment Corp.                                               1,837                 117,935
Sovereign Bancorp, Inc.                                             7,477                 164,793
Washington Mutual, Inc.                                            18,182                 713,098
                                                                                   --------------
                                                                                        3,418,294
                                                                                   --------------
TOBACCO --1.5%
Altria Group, Inc.                                                 42,906               3,162,602
Reynolds American, Inc.                                             1,767                 146,696
UST, Inc.                                                           3,398                 142,240
                                                                                   --------------
                                                                                        3,451,538
                                                                                   --------------
TRADING COMPANIES & DISTRIBUTORS --0.0%
W.W. Grainger, Inc.                                                 1,643                 103,378
                                                                                   --------------
WIRELESS TELECOMMUNICATION SERVICES --0.0%
ADC Telecommunications, Inc.(a)                                     2,319                  53,012
                                                                                   --------------
TOTAL COMMON STOCKS (Cost $212,887,861)                                               228,856,779
                                                                                   --------------

                                                                Principal
                                                                   Amount
                                                           --------------
SHORT-TERM INVESTMENTS--1.7%
The Bank of New York Cash Reserve                          $    3,119,079               3,119,079
U.S. Treasury Bill 3.72% (1), 2/9/06                              750,000                 740,259
                                                                                   --------------
TOTAL SHORT-TERM INVESTMENTS (Cost $3,859,338)                                          3,859,338
                                                                                   --------------
TOTAL INVESTMENTS (Cost $216,747,199)--100.4%                                         232,716,117
                                                                                   --------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(0.4%)                                            (850,814)
                                                                                   --------------
NET ASSETS--100.0%                                                                 $  231,865,303
                                                                                   ==============

(a) Represents non-income producing security.
(b) Affiliated issuers.
(1) Yield to maturity.

E*TRADE INTERNATIONAL INDEX FUND
PORTFOLIO OF INVESTMENTS
September 30, 2005 (Unaudited)

                                                                   Shares                   Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS--92.9%
Australia--5.3%
Alinta Ltd.                                                         1,603          $       14,536
Alumina, Ltd. ADR                                                   1,433                  27,069
Amcor, Ltd. ADR                                                       946                  19,261
AMP, Ltd.                                                           8,526                  48,564
Aristocrat Leisure Ltd.                                             1,465                  13,291
Australia & New Zealand Banking Group, Ltd. ADR                     1,564                 143,434
Australian Gas Light Co., Ltd.                                      2,301                  26,098
Australian Stock Exchange, Ltd.                                       734                  15,199
AXA Asia Pacific Holdings, Ltd.                                     4,602                  17,115
BHP Limited ADR                                                    10,007                 342,040
BlueScope Steel, Ltd.                                               3,883                  28,399
Boral, Ltd. ADR                                                       838                  20,657
Brambles Industries, Ltd.                                           4,508                  30,578
Caltex Australia Ltd.                                               1,094                  17,149
Centro Properties Group                                             8,819                  40,369
Centro Retail Group(a)                                              2,939                   3,468
CFS Gandel Retail Trust                                             9,529                  13,143
Coca-Cola Amatil, Ltd.                                              1,397                  16,877
Coles Myer, Ltd. ADR                                                  621                  38,787
Commonwealth Bank of Australia                                      5,340                 156,620
Commonwealth Property Office Fund                                  12,230                  11,820
CSL, Ltd.                                                           1,061                  31,130
CSR, Ltd.                                                           6,213                  14,695
DB RREEF Trust                                                     29,938                  31,302
Foster's Group, Ltd.                                                8,629                  38,418
Harvey Norman Holdings, Ltd.                                        4,159                   8,909
Ing Industrial Fund                                                14,286                  25,758
Insurance Australia Group, Ltd.                                     6,892                  28,758
Investa Property Group                                              7,986                  12,756
James Hardie Industries NV                                            485                  16,650
John Fairfax Holdings, Ltd.                                         4,943                  17,166
Lend Lease Corp, Ltd.                                               1,688                  18,047
Lion Nathan, Ltd.                                                   2,181                  13,991
Macquarie Bank, Ltd.                                                  934                  53,771
Macquarie Communications                                            2,416                  10,947
Macquarie Goodman Group                                             3,770                  12,234
Macquarie Infrastructure Group                                      9,613                  29,462
Mayne Group, Ltd. ADR                                                 722                  14,831
Mirvac Group                                                        4,413                  13,628
Multplex Group                                                      4,582                  10,618
National Australia Bank, Ltd. ADR                                   1,275                 160,205
Newcrest Mining, Ltd.                                               1,783                  28,566
OneSteel, Ltd.                                                      4,226                  12,330
Orica, Ltd.                                                         1,316                  21,105
Origin Energy, Ltd.                                                 4,419                  24,681
Patrick Corp., Ltd.                                                 3,646                  19,237
Perpetual Trustees Australia Ltd.                                     532                  27,506
Qantas Airways Ltd.                                                 4,664                  12,022
QBE Insurance Group, Ltd.                                           3,505                  50,033
Rinker Group, Ltd. ADR                                                379                  24,108
Rio Tinto, Ltd.                                                       335                  60,518
Santos, Ltd. ADR                                                      796                  30,240

Sonic Healthcare, Ltd.                                              1,291                  15,320
Stockland                                                           4,673                  21,988
Suncorp-Metway, Ltd.                                                2,141                  32,287
Tabcorp Holdings, Ltd. ADR                                            232                  30,561
Telstra Corp., Ltd. ADR                                             1,914                  29,801
Toll Holdings, Ltd.                                                 1,221                  12,979
Transurban Group                                                    4,388                  24,132
Vivendi Universal SA ADR                                            4,657                 152,424
Wesfarmers, Ltd.                                                    1,673                  51,349
Westfield Group NPV                                                 5,862                  75,220
Westpac Banking ADR                                                 1,472                 119,011
Woodside Petroleum, Ltd.                                            2,217                  60,948
Woolworths, Ltd.                                                    4,309                  54,759
                                                                                   --------------
                                                                                        2,598,875
                                                                                   --------------
Austria--0.4%
Bank Austria Creditanstalt AG                                         166                  18,676
Erste Bank Der Oesterreichisch                                      1,125                  30,179
Flughafenwien AG                                                      178                  12,021
Oesterreichische Elektrizitaetswirstschafts AG                         46                  16,210
OMV AG                                                                860                  51,229
Telekom Austria AG ADR                                                833                  33,237
Wienerberger AG                                                       349                  13,800
                                                                                   --------------
                                                                                          175,352
                                                                                   --------------
Belgium--1.2%
AGFA-Gevaert NV                                                       527                  12,762
Belgacom SA                                                         1,425                  48,521
Cofinimmo(a)                                                           76                  12,013
Colruyt SA                                                             79                  10,329
Cumerio(a)                                                            149                   2,686
Delhaize Group ADR                                                    382                  22,595
Dexia                                                               2,583                  58,447
Electrabel SA                                                         111                  55,894
Fortis NL                                                           5,061                 147,237
Groupe Bruxelles Lambert SA                                           322                  31,548
Interbrew SA                                                          855                  33,980
KBC Bancassurance Holding                                             805                  65,464
Mobistar SA                                                           139                  11,467
Solvay SA                                                             283                  33,011
UCB SA                                                                421                  22,346
Umicore                                                               146                  16,006
                                                                                   --------------
                                                                                          584,306
                                                                                   --------------
Bermuda--0.0%
Frontline Ltd.                                                        284                  12,649
                                                                                   --------------
Denmark--0.6%
AP Moller - Maersk A/S                                                  5                  51,289
Coloplast A/S                                                         206                  12,601
Danisco A/S                                                           231                  15,638
Danske Bank A/S                                                     1,881                  57,801
DSV, de Sammensluttede Vagnmaend                                      151                  16,113
GN Store Nord                                                       1,012                  13,427
Novo-Nordisk A/S, Class B                                           1,147                  56,868
Novozymes A/S, Class A                                                243                  12,575
TDC A/S ADR                                                         1,815                  48,969
Vestas Wind Systems A/S(a)                                            761                  18,468

William Demant Holding(a)                                             244                  11,487
                                                                                   --------------
                                                                                          315,236
                                                                                   --------------
Finland--1.5%
Amer Group                                                          1,309                  12,531
Cargotec CORP-B Share(a)                                              197                   5,957
Elisa Oyj, Class A                                                    732                  12,708
Fortum Oyj                                                          1,532                  30,846
Kesko, Class B                                                        491                  13,653
Kone Oyj(a)                                                           197                  13,419
Metso Oyj ADR                                                         605                  15,397
Neste Oil Oyj(a)                                                    1,093                  40,474
Nokia Oyj                                                          22,658                 383,147
Nokian Renkaat Oyj                                                    657                  15,621
Outokumpu Oyj, Class A                                                826                  11,066
Sampo Oyj, Class A                                                  1,941                  30,905
Stora Enso Oyj                                                      2,661                  36,802
Tietoenator Oyj                                                       499                  16,855
UPM Kymmene Oyj                                                     2,374                  47,764
Uponor Oyj                                                            417                   9,674
Wartsila Corp., Class B                                               411                  13,138
YIT-YHTYMA Oyj                                                        373                  15,890
                                                                                   --------------
                                                                                          725,847
                                                                                   --------------
France--7.9%
Accor SA ADR(a)                                                     1,667                  42,226
Air France-KLM                                                        609                  10,262
Alcatel SA, Class A(a)                                              5,095                  68,375
Alstom(a)                                                             459                  21,859
Atos Origin SA(a)                                                     251                  17,851
Autoroutes du Sud de la France                                        228                  13,254
Axa                                                                 6,263                 172,421
BNP Paribas                                                         8,102                 308,918
Bouygues SA                                                           894                  41,674
Business Objects SA(a)                                                288                  10,038
Cap Gemini SA(a)                                                      596                  23,358
Carrefour SA                                                        2,352                 108,908
Casino Guichard-Perrachon SA                                          209                  14,924
CNP Assurances                                                        174                  11,714
Compagnie de Saint-Gobain                                           1,337                  77,329
Compagnie Generale des Etablissements Michelin, Class B               602                  35,560
Credit Agricole SA                                                  2,744                  80,806
Dassault Systemes SA                                                  241                  12,443
Essilor International SA                                              502                  41,689
European Aeronautic Defence & Space Co.                             1,075                  38,284
France Telecom SA ADR                                               6,437                 185,064
Gecina SA                                                             108                  12,835
Groupe Danone ADR                                                   5,442                 118,636
Imerys SA                                                             160                  11,931
Klepierre                                                             127                  12,795
L'Air Liquide SA                                                      465                  85,934
L'Oreal SA                                                          1,329                 103,258
Lafarge SA                                                          2,874                  63,602
Lagardere S.C.A.                                                      230                  16,375
LVMH Moet Hennessy Louis Vuitton SA                                 1,008                  83,465
LVMH Moet Hennessy Louis Vuitton SA ADR                               735                  12,158
Neopost SA                                                            179                  17,408
Pagesjaunes Groupe SA                                                 638                  17,509
Pernod-Ricard SA ADR                                                  910                  40,292
Pinault Printemps Redoute SA                                          313                  33,049

Psa Peugeot Citroen ADR                                               712                  48,501
Publicis Groupe ADR                                                   666                  21,206
Renault SA                                                            807                  76,963
Sagem SA                                                              781                  16,901
Sanofi-Aventis ADR                                                  7,100                 295,005
Schneider Electric SA                                               1,012                  80,176
Societe BIC SA                                                        208                  12,340
Societe Des Autoroutes Paris                                          139                   9,381
Societe Television Francaise 1                                        562                  14,985
Sodexho Alliance SA ADR                                               487                  18,360
Suez SA                                                             3,579                 103,862
Technip-Coflexip SA                                                 4,161                 247,371
Thales SA                                                             380                  17,706
Thomson/ex-TMM                                                      1,232                  25,724
TotalFinaElf SA ADR                                                 5,983                 812,612
Unibail                                                               216                  31,422
Valeo SA ADR                                                          742                  15,467
Veolia Environnement ADR                                            1,300                  55,198
Zodiac SA                                                             165                   9,778
                                                                                   --------------
                                                                                        3,879,162
                                                                                   --------------
Germany--6.1%
Adidas-Salomon AG                                                     206                  36,088
Allianz AG ADR                                                     15,743                 212,687
Altana AG                                                             336                  18,843
BASF AG                                                             2,304                 173,722
Bayer AG                                                            2,764                 101,715
Bayerische Hypo-und Vereinsbank AG(a)                               2,366                  66,750
Beiersdorf AG                                                         108                  12,437
Celesio AG                                                            191                  16,762
Commerzbank AG                                                      2,066                  56,742
Continental AG ADR                                                    591                  48,652
DaimlerChrysler AG                                                  3,753                 200,215
Deutsche Bank AG                                                    2,263                 212,499
Deutsche Boerse AG                                                    480                  45,975
Deutsche Lufthansa AG                                               1,184                  15,759
Deutsche Post AG                                                    2,142                  50,346
Deutsche Telekom AG ADR                                            14,518                 264,808
E.ON AG ADR                                                         9,582                 294,647
Fresenius Medical Care AG ADR                                         724                  21,995
Heidelberger Druckmaschinen                                           262                   8,995
Henkel KGaA(a)                                                        249                  22,717
Hochtief AG                                                           356                  15,896
Hypo Real Estate Holdings ADR                                         587                  29,866
Infineon Technologies AG(a)                                         3,001                  29,770
Linde AG                                                              340                  25,222
MAN AG                                                                626                  32,229
Merck KGaA                                                            248                  20,915
Metro AG                                                              691                  34,218
Muenchener Rueckversicherungs-Gesellschaft AG                         877                 100,527
Premiere AG(a)                                                        221                   6,217
Puma AG Rudolf Dassler Sport                                           78                  21,165
Rwe AG ADR                                                          1,992                 132,091
SAP AG  ADR                                                         3,780                 163,787
Schering AG                                                           818                  51,861
Siemens AG ADR                                                      4,229                 327,028
ThyssenKrupp AG                                                     1,730                  36,330
TUI AG                                                                797                  17,050
Volkswagen AG ADR PFD Share                                         2,418                  22,133
Volkswagen AG ADR                                                   4,815                  59,561
                                                                                   --------------
                                                                                        3,008,220
                                                                                   --------------

Greece--0.5%
Alpha Credit Bank                                                   1,281                  36,395
Commercial Bank of Greece                                             470                  13,865
Cosmote Mobile Telecommunications SA                                  667                  13,318
EFG Eurobank                                                          741                  23,097
Greek Organization of Football                                        759                  23,693
Hellenic Bottling Company SA                                          577                  16,774
Hellenic Petroleum SA                                                 793                  12,399
Hellenic Tellecommunication Organizaiton SA(a)                      1,347                  27,039
National Bank Of Greece SA                                          1,182                  47,455
Piraeus Bank SA                                                       873                  18,328
Public Power Corp.                                                    621                  13,712
                                                                                   --------------
                                                                                          246,075
                                                                                   --------------
Hong Kong--1.5%
Bank of East Asia, Ltd.                                             8,093                  23,681
BOC Hong Kong Holdings, Ltd. ADR                                      797                  31,951
Cathay Pacific Airways, Ltd.                                        1,280                  11,385
Cheung Kong Holdings, Ltd.                                          6,538                  74,055
Clp Holdings, Ltd.                                                  7,569                  45,125
Esprit Holdings, Ltd.                                               4,434                  33,158
Hang Lung Properties, Ltd.                                          2,197                  17,488
Hang Seng Bank, Ltd.                                                2,902                  39,016
Henderson Land Development                                          3,550                  17,732
Hong Kong & China Gas                                              15,454                  31,874
Hong Kong Electric Holdings                                         6,231                  31,084
Hong Kong Exchanges & Clearing, Ltd.                                6,480                  22,252
Hopewell Holdings                                                   3,284                   8,679
Hutchison Whampoa, Ltd.                                             9,140                  94,722
Hysan Development Co. Ltd.                                          3,926                   9,868
Kingboard Chemical Holdings Ltd.                                    2,722                   6,789
Li & Fung, Ltd.                                                    10,935                  25,327
MTR Corp. ADR                                                         462                   9,677
New World Development, Ltd. ADR                                     5,705                  15,002
PCCW, Ltd.                                                          1,975                  12,640
Shangri-La Asia, Ltd.                                                 264                   8,542
Sino Land Co.                                                       8,220                  10,032
Sun Hung Kai Properties, Ltd.                                       5,872                  60,819
Swire Pacific, Ltd.                                                 4,323                  39,816
Techtronic Industries Co., Ltd.                                     5,341                  13,692
Television Broadcasts, Ltd. ADR                                       750                   9,175
Wharf Holdings, Ltd.                                                5,992                  23,406
Wing Hang Bank, Ltd.                                                1,189                   8,761
                                                                                   --------------
                                                                                          735,748
                                                                                   --------------
Ireland--0.8%
Allied Irish Bank                                                   1,989                  84,930
Bank of Ireland ADR                                                 1,116                  70,866
C&C Group PLC                                                       5,000                  30,021
CRH PLC ADR                                                         2,230                  60,596
DCC PLC                                                               567                  11,416
Depfa Bank PLC                                                      1,474                  23,804
Elan Corp. PLC(a)                                                   1,746                  15,470
Grafton Group PLC                                                   1,397                  14,198
Iaws Group PLC(a)                                                     771                  11,188
Independent News & Media PLC                                        3,827                  11,198
Irish Life & Permanent PLC                                          1,384                  25,305
Kerry Group PLC, Class A                                              628                  14,742
                                                                                   --------------
                                                                                          373,734
                                                                                   --------------

Italy--3.5%
Alleanza Assicurazioni SpA                                          2,168                  26,882
Assicurazioni Generali SpA                                          4,126                 130,676
Autogrill SpA                                                         856                  12,133
Autostrade SpA                                                      1,213                  31,315
Banca Antonveneta SpA                                                 599                  18,943
Banca Fideuram SpA                                                  1,544                   8,892
Banca Intesa SpA                                                   15,370                  71,963
Banca Intesa SpA - RNC                                              4,786                  20,928
Banca Monte dei Paschi di Sien SpA                                  5,235                  23,331
Banca Nazionale del Lavoro SpA(a)                                   5,576                  17,976
Banca Popolare di Milano SCRL                                       1,936                  19,917
Banche Popolari Unite SCRL                                          1,488                  30,325
Banco Popolare di Verona e Novara SCRL                              1,697                  32,147
Bulgari SpA                                                         1,088                  12,290
Capitalia SpA                                                       6,515                  35,782
Edison SpA(a)                                                       5,112                  11,446
Enel SpA ADR                                                        3,272                 140,402
Eni Spa ADR                                                         2,682                 397,204
Fiat SpA ADR(a)                                                     2,761                  24,793
Finmeccanica Spa                                                    1,483                  29,563
Luxottica Group SPA ADR                                               757                  18,857
Mediaset SpA                                                        4,265                  50,644
Mediobanca SpA                                                      1,902                  37,574
Mediolanum SpA                                                      1,857                  12,798
Pirelli & Co. SpA                                                  13,805                  14,701
Riunione Adriatica di Sicurta SpA                                   1,388                  31,781
San Paolo IMI SpA                                                   5,306                  82,745
Seat Pagine Gialle SpA(a)                                          29,072                  14,395
Snam Rete Gas SpA                                                   4,366                  25,568
Telecom Italia SpA                                                  9,233                  30,113
Telecom Italia SpA ADR (Ordinary)                                   3,697                 120,523
Telecom Italia SpA ADR (Savings)                                    2,404                  66,398
Terna SpA                                                           6,039                  15,636
UniCredito Italiano SpA                                            19,635                 111,164
                                                                                   --------------
                                                                                        1,729,805
                                                                                   --------------
Japan--21.3%
77 Bank, Ltd.(The)                                                  1,811                  13,388
Acom Co., Ltd.                                                        302                  22,029
Advantest Corp.                                                     1,279                  25,081
Aeon Co., Ltd.                                                      3,162                  63,718
Aeon Credit Service Co., Ltd.                                         187                  13,659
Aiful Corp.                                                           277                  23,342
Aisin Seiki Co., Ltd                                                  895                  25,553
Ajinomoto Co., Inc.                                                 2,867                  30,172
Alps Electric Co., Ltd.                                             1,034                  16,938
Amada Co., Ltd.                                                     1,756                  14,101
Asahi Breweries, Ltd.                                               1,947                  24,738
Asahi Glass Co., Ltd.                                               4,848                  51,009
Asahi Kasei Corp.                                                   5,665                  31,120
Bank of Fukoaka, Ltd.                                               2,585                  18,695
Bank of Kyoto Ltd. (The)                                            1,361                  13,662
Bank of Yokohama, Ltd.(The)                                         5,578                  42,668
Benesse Corp.                                                         365                  13,779
Bridgestone Corp.                                                   3,023                  65,185
Canon, Inc. ADR                                                     3,216                 174,500
Casio Computer Co., Ltd.                                            1,117                  16,333

Central Japan Railway Co.                                               4                  31,276
Chiba Bank, Ltd.(The)                                               3,089                  25,242
Chubu Electric Power Co., Inc.                                      2,677                  65,501
Chugai Pharmaceutical Co., Ltd.                                     1,360                  26,065
Citizen Watch Co., Ltd.                                             1,778                  14,557
Credit Saison Co., Ltd.                                               728                  32,187
CSK Corp.                                                             329                  14,514
Dai Nippon Printing Co., Ltd.                                       2,798                  45,401
Daicel Chemical Industries Ltd.                                     1,480                   9,628
Daiichi Sankyo Co, Ltd.                                             3,009                  61,731
Daikin Industries Ltd.                                              1,120                  30,191
Daimaru, Inc.                                                       1,361                  16,065
Dainippon Ink & Chemicals, Inc.                                     3,848                  12,717
Dainippon Screen Manufacturing Co., Ltd.                            1,152                   7,568
Daito Trust Construction Co., Ltd.                                    402                  17,642
Daiwa House Industry Co., Ltd.                                      2,492                  32,756
Daiwa Securities Group, Inc.                                        5,668                  44,604
Denki Kagaku Kogyo Kabushiki Kaisha                                 3,377                  12,248
Denso Corp.                                                         2,183                  63,673
Dentsu Inc.                                                            10                  28,524
Dowa Mining Co., Ltd.                                               1,265                  10,676
East Japan Railway Co.                                                 13                  74,441
Eisai Co., Ltd. ADR                                                 1,076                  46,044
Electric Power Development Co., Ltd.                                  687                  22,979
FamilyMart Co., Ltd.                                                  389                  11,729
Fanuc, Ltd.                                                           761                  61,992
Fast Retailing Co., Ltd.                                              279                  21,294
Fuji Electric Holdings Co., Ltd.                                    3,956                  15,816
Fuji Photo Film Co., Ltd.                                           2,234                  73,974
Fuji Television Network, Inc.                                           6                  13,459
Fujitsu, Ltd.                                                       7,878                  52,339
Furukawa Electric Co. (The)                                         2,754                  14,057
Gunma Bank, Ltd.(The)                                               2,045                  13,183
Hirose Electric Co., Ltd.                                             154                  18,053
Hitachi Chemical Co., Ltd.                                            647                  13,556
Hitachi, Ltd. ADR                                                   1,382                  87,605
Hokkaido Electric Power Co., Inc.                                     782                  16,688
Hokugin Financial Group, Inc.                                       5,426                  20,561
Honda Motor Co., Ltd. ADR                                           6,683                 189,797
Hoya Corp ADR                                                         735                  97,792
Ibiden Co., Ltd.                                                      476                  19,968
Isetan Co., Ltd.                                                      936                  15,013
Ishikawajima-Harima Heavy Industries Co., Ltd.                      8,192                  16,638
Ito En, Ltd.                                                          166                   7,788
Itochu Corp.                                                        7,283                  50,395
Jafco Co., Ltd.                                                       217                  14,311
Japan Airlines System Corp.                                         4,000                  10,633
Japan Tobacco, Inc.                                                     4                  63,261
JFE Holdings, Inc.                                                  2,692                  87,942
JGC Corp.                                                           1,106                  20,351
Joyo Bank, Ltd.(The)                                                3,056                  18,732
JS Group Corp.                                                      1,123                  19,176
JSR Corp.                                                             908                  18,915
Kajima Corp.                                                        4,539                  21,634
Kamigumi Co., Ltd.                                                  1,595                  12,775
Kaneka Corp.                                                        1,510                  19,810
Kansai Electric Power Co., Inc. (The)                               3,225                  71,405
Kao Corp. ADR                                                         235                  57,952
Kawasaki Heavy Industries, Ltd. ADR                                 1,595                  16,155
Kawasaki Kisen Kaisha, Ltd.                                         3,338                  24,225
KDDI Corp.                                                             14                  79,585
Keihin Electric Express Railway Co., Ltd.                           2,654                  16,695

Keio Electric Railway Co., Ltd.                                     2,919                  16,151
Keyence Corp.                                                         142                  35,926
Kikkoman Corp.                                                      1,327                  12,831
Kintetsu Corp.                                                      7,911                  26,833
Kirin Brewery Co., Ltd                                              3,687                  40,815
Kobe Steel, Ltd.                                                   13,295                  40,594
Komatsu, Ltd. ADR                                                     904                  49,323
Konami Corp.                                                          576                  12,985
Konica Minolta Holdings, Inc.                                       2,623                  23,973
Koyo Seiko Co., Ltd.                                                  883                  13,416
Kubota Corp. ADR                                                      846                  29,635
Kuraray Co., Ltd.                                                   1,778                  15,844
Kurita Water Industries, Ltd.                                         779                  14,221
Kyocera Corp. ADR                                                     733                  51,325
Kyowa Hakko Kogyo Co., Ltd.                                         1,864                  14,545
Kyushu Electric Power Co., Inc.                                     1,716                  38,324
Lawson, Inc.                                                          317                  12,020
LEOPALACE21 Corp.                                                     748                  18,184
Mabuchi Motor Co., Ltd.                                               203                  10,042
Makita Corp.                                                          596                  12,172
Marubeni Corp.                                                      6,064                  28,357
Marui Co., Ltd.                                                     1,455                  24,702
Matsushita Electric Industrial Co., Ltd. ADR                        8,983                 153,700
Matsushita Electric Works, Ltd.                                     1,431                  14,288
Mediceo Holdings Co., Ltd.                                            941                  15,070
Meiji Seika Kaisha, Ltd.                                            2,550                  13,295
Meitec Corp.                                                          244                   7,828
Millea Holdings, Inc.                                               1,797                 145,270
Minebea Co., Ltd. ADR                                               1,456                  12,024
Mitsubishi Chemical Corp.                                           9,526                  32,149
Mitsubishi Corp. ADR                                                2,692                 106,407
Mitsubishi Electric Corp.                                           8,757                  56,361
Mitsubishi Estate Co., Ltd.                                         5,021                  69,181
Mitsubishi Gas Chemical Co., Inc.                                   2,419                  16,214
Mitsubishi Heavy Industries, Ltd.                                  13,702                  48,724
Mitsubishi Materials Corp.                                          5,313                  18,873
Mitsubishi Rayon Co., Ltd.                                          3,016                  13,556
Mitsubishi Securities Co., Ltd.                                     1,459                  16,416
Mitsubishi Tokyo Financial Group, Inc. ADR                         22,573                 294,126
Mitsui & Co., Ltd. ADR                                                335                  84,172
Mitsui Chemicals, Inc.                                              2,757                  16,346
Mitsui Fudosan Co., Ltd.                                            3,557                  53,805
Mitsui Mining & Smelting Co., Ltd.                                  2,784                  16,250
Mitsui O.S.K. Lines, Ltd.                                           6,046                  48,593
Mitsui Sumitomo Insurance Co.                                       5,318                  62,018
Mitsui Trust Holdings, Inc.                                         2,351                  32,775
Mitsukoshi, Ltd.                                                    2,645                  12,854
Mizuho Financial Group, Inc.                                           36                 230,519
Murata Manufacturing Co., Ltd.                                        928                  52,183
Namco Bandai Holdings Inc.                                            750                  12,507
NEC Corp. ADR                                                       8,522                  46,189
Net One Systems Co., Ltd.                                               6                  11,854
NGK Insulators, Ltd.                                                1,459                  18,654
NGK Spark Plug Co., Ltd.                                            1,072                  15,629
Nidec Corp.                                                           276                  16,580
Nidec Corp. W/I(a)                                                    276                  16,413
Nikko Cordial Corp.                                                 3,579                  41,776
Nikon Corp.                                                         1,430                  18,165
Nintendo Co., Ltd.                                                    464                  54,506
Nippon Electric Glass Co., Ltd.                                     1,050                  19,085
Nippon Express Co., Ltd.                                            4,372                  21,682
Nippon Meat Packers, Inc.                                             972                  10,569

Nippon Mining Holdings, Inc.                                        4,197                  33,143
Nippon Oil Corp.                                                    6,699                  58,933
Nippon Sheet Glass Co., Ltd.                                        1,978                   8,940
Nippon Steel Corp.                                                 27,780                 104,721
Nippon Telegraph & Telephone  ADR                                   4,355                 108,091
Nippon Unipac Holding                                                   5                  18,198
Nippon Yusen Kabushiki Kaisha                                       5,878                  39,576
NISHI-NIPPON City Bank Ltd.                                         2,860                  14,262
Nissan Motor Co.,Ltd. ADR                                           4,935                 113,406
Nisshin Seifun Group, Inc.                                          1,306                  12,761
Nisshin Steel Co., Ltd.                                             4,720                  16,354
Nissin Food Products Co., Ltd.                                        454                  11,834
Nitto Denko Corp.                                                     726                  41,082
NOK Corp.                                                             615                  18,430
Nomura Holdings, Inc. ADR                                           7,809                 121,353
Nomura Research                                                       124                  14,402
NSK, Ltd.                                                           2,400                  13,317
NTN Corp.                                                           2,156                  12,990
NTT Data Corp.                                                          5                  19,427
NTT Docomo, Inc. ADR                                                7,718                 138,770
Obayashi Corp.                                                      3,726                  25,812
Odakyu Electric Railway Co., Ltd.                                   2,944                  16,089
Oji Paper Co., Ltd.                                                 3,700                  20,304
Oki Electric Industry Co., Ltd.                                     3,350                  11,456
Olympus Corp.                                                       1,206                  26,842
Omron Corp.                                                         1,054                  25,713
Onward Kashiyama Co., Ltd.                                            944                  15,044
Oriental Land Co., Ltd.                                               262                  15,026
Orix Corp. ADR                                                        724                  65,587
Osaka Gas Co., Ltd.                                                 8,897                  31,180
Pioneer Corp.                                                         959                  13,656
Promise Co., Ltd.                                                     434                  32,363
Rakuten, Inc.                                                          22                  16,910
Resona Holdings, Inc.                                                  20                  52,011
Ricoh Co., Ltd.                                                       593                  46,382
Rohm Co., Ltd.                                                        506                  44,163
Sanken Electric Co., Ltd.                                           1,145                  13,235
Sankyo Co., Ltd./Gunma                                                276                  14,615
Santen Pharmaceutical Co., Ltd.                                       535                  13,922
Sanyo Electric Co., Ltd.                                            8,437                  20,891
Secom Co., Ltd.                                                       908                  44,061
Sega Sammy Holdings Inc. ADR                                        1,493                  29,507
Seiko Epson Corp.                                                     598                  15,489
Seino Transportation Co., Ltd.                                        859                   7,892
Sekisui Chemical Co., Ltd.                                          2,242                  16,038
Sekisui House, Ltd.                                                   813                  10,029
Sekisui House, Ltd. ADR                                             1,234                  15,145
Seven & I Holdings Co., Ltd.                                        3,428                 113,722
Sharp Corp.                                                         4,283                  62,407
Shimamura Co., Ltd.                                                   100                  11,144
Shimano, Inc.                                                         401                  10,850
Shimizu Corp.                                                       3,455                  22,687
Shin-Etsu Chemical Co., Ltd.                                        1,587                  69,658
Shinko Securities Co., Ltd.                                         2,542                   9,490
Shinsei Bank Ltd.                                                   4,711                  29,855
Shionogi & Co., Ltd.                                                1,666                  22,798
Shiseido Co., Ltd.                                                  1,943                  28,129
Shizuoka Bank, Ltd.(The)                                            2,769                  28,707
Showa Denko Kabushiki Kaisha                                        4,865                  15,657
Showa Shell Sekiyu Kabushiki Kaisha                                 1,247                  17,088
SMC Corp.                                                             264                  35,367
Softbank Corp.                                                      1,188                  66,413

Sompo Japan Insurance, Inc.                                         3,821                  50,939
Sony Corp. ADR                                                      4,006                 132,959
Stanley Electric Co., Ltd.                                            743                  11,293
Sumitomo Chemical Co., Ltd.                                         7,528                  46,730
Sumitomo Corp. ADR                                                  5,039                  53,262
Sumitomo Electric Industries, Ltd.                                  3,050                  41,362
Sumitomo Heavy Industries, Ltd.                                     2,338                  16,688
Sumitomo Metal Industries, Ltd. ADR                                 2,037                  71,531
Sumitomo Metal Mining Co.                                           3,041                  28,269
Sumitomo Mitsui Financial Group, Inc.                                  18                 170,683
Sumitomo Realty & Development                                       1,789                  26,663
Sumitomo Trust & Banking Co., Ltd. ADR                              5,815                  47,920
Suruga Bank Ltd.                                                    1,412                  15,581
Suzuken Co., Ltd.                                                     457                  13,269
T&D Holdings, Inc.                                                  1,123                  67,283
Taiheiyo Cement Corp.                                               4,567                  17,159
Taiheiyo Cement Corp. ADR                                              39                   1,459
Taisei Corp.                                                        4,638                  19,115
Taisho Pharmaceutical Co., Ltd.                                       799                  14,465
Takashimaya Co., Ltd.                                               1,376                  17,602
Takeda Chemical Industries, Ltd.                                    3,782                 226,777
Takefuji Corp.                                                        514                  40,272
Tanabe Seiyaku Co., Ltd.                                            1,130                  11,467
Tdk Corp. ADR                                                         536                  38,496
Teijin, Ltd.                                                        4,446                  26,005
Teikoku Oil Co., Ltd.                                               1,776                  19,255
Terumo Corp.                                                          870                  28,158
THK Co., Ltd.                                                         580                  14,540
Tobu Railway Co., Ltd.                                              4,352                  17,431
Toho Co., Ltd.                                                        827                  13,162
Tohoku Electric Power Co., Inc.                                     1,801                  40,184
Tokyo Electric Power Co., Inc. (The)                                5,009                 127,095
Tokyo Electron, Ltd.                                                  727                  38,998
Tokyo Gas Co., Ltd.                                                 9,912                  40,384
Tokyo Tatemono Co., Ltd.                                            1,132                   9,267
Tokyu Corp.                                                         4,381                  23,346
TonenGeneral Sekiyu K.K.                                            1,493                  17,325
Toppan Printing Co., Ltd.                                           2,676                  28,389
Toray Industries, Inc.                                              6,022                  32,204
Toshiba Corp.                                                      13,375                  59,344
Tosoh Corp.                                                         3,030                  12,953
Toto Ltd.                                                           1,463                  11,626
Toyo Seikan Kaisha, Ltd.                                              899                  13,459
Toyobo Co., Ltd.                                                    5,161                  12,795
Toyota Industries Corp.                                               874                  29,131
Toyota Motor Corp. Sponsored ADR                                    7,444                 687,603
Toyota Tsusho Corp.                                                   682                  12,482
Trend Micro Inc.                                                      465                  14,863
Ube Industries, Ltd.                                                4,070                  11,028
UFJ Holdings, Inc.                                                     18                 118,191
Uni-Charm Corp.                                                       277                  11,998
UNY Co., Ltd.                                                       1,038                  13,718
Ushio, Inc.                                                           625                  12,721
USS Co., Ltd.                                                         177                  12,626
Wacoal Corp.                                                          889                  11,786
West Japan Railway Co.                                                 10                  37,905
Yahoo! Japan Corp. W/I(a)                                              19                  22,630
Yahoo! Japan Corp.                                                     19                  22,403
Yakult Honsha Co., Ltd.                                               633                  16,067
Yamada Denki Co., Ltd.                                                370                  28,219
Yamaha Corp.                                                          826                  14,321
Yamaha Motor Co., Ltd.                                                884                  18,349

Yamanouchi Pharmaceutical Co., Ltd.                                 2,341                  88,588
Yamato Transport Co., Ltd.                                          1,667                  27,552
Yokogawa Electric Corp.                                             1,292                  20,312
                                                                                   --------------
                                                                                       10,462,959
                                                                                   --------------
Luxembourg--0.1%
Arcelor ADR                                                         2,356                  55,049
                                                                                   --------------
Netherlands--5.6%
ABN AMRO Holding NV ADR                                             7,606                 182,544
Aegon NV ADR                                                        6,116                  91,128
Akzo Nobel NV ADR                                                   1,245                  54,345
ASML Holding NV(a)                                                  2,194                  36,223
Corio NV                                                              217                  12,644
DSM NV                                                              2,742                  27,017
Euronext NV                                                           449                  19,847
Heineken NV                                                         1,097                  35,409
IHC Caland NV                                                         244                  20,442
Ing Groep NV ADR                                                    9,839                 293,105
Koninklijke Ahold NV ADR(a)                                         7,173                  54,443
Koninlijke Philips Electronics NV                                   5,669                 151,249
Qiagen NV(a)                                                          983                  12,844
Randstad Holdings NV                                                  211                   8,142
Reed Elsevier NV ADR                                                1,665                  46,037
Rodamco Europe NV                                                     201                  17,453
Royal Dutch Shell PLC ADR ClassA                                   10,926                 717,182
Royal Dutch Shell PLC ADR ClassB                                    7,367                 507,365
Royal KPN NV ADR                                                    9,287                  83,583
Royal Numic NV(a)                                                     701                  30,792
STMicroelectronics NV                                               2,923                  50,509
TNT NV                                                              1,782                  44,710
Unilever NV ADR                                                     2,404                 171,766
Vedior NV                                                             803                  11,446
Vnu NV                                                              1,164                  36,698
Wereldhave NV                                                         157                  16,688
Wolters Kluwer NV                                                   1,307                  24,393
                                                                                   --------------
                                                                                        2,758,004
                                                                                   --------------
New Zealand--0.2%
Auckland International Airport, Ltd.                                7,628                  12,068
Fletcher Building, Ltd.                                             2,590                  14,244
Sky City Entertainment Group, Ltd.                                  3,695                  12,333
Telecom Corporation of New Zealand, Ltd. ADR                        1,151                  38,674
                                                                                   --------------
                                                                                           77,319
                                                                                   --------------
Norway--0.7%
DNB NOR ASA                                                         3,232                  33,457
Norsk Hydro A/S ADR                                                   760                  84,550
Norske Skogindustrier - Rights                                        753                   1,327
Norske Skogindustrier ASA                                             753                  11,164
Orkla ASA ADR                                                       1,021                  38,888
Prosafe ASA                                                           414                  15,548
Statoil ASA  ADR                                                    3,016                  74,465
Storebrand ASA                                                      1,442                  14,154
Telenor ASA                                                         1,252                  33,741
Yara International ASA                                                204                   3,708
Yara International ASA ADR                                          1,105                  20,028
                                                                                   --------------
                                                                                          331,030
                                                                                   --------------

Portugal--0.2%
Banco BPI SA                                                        3,024                  13,515
Banco Comercial Portugues SA, Class R                              10,319                  28,791
Brisa-Auto Estradas de Portugal SA                                  1,456                  12,629
Electricidade DE Portugal ADR                                         876                  24,440
Portugal Telecom SGPS SA ADR                                        3,453                  31,422
Sonae SGPS SA                                                       7,685                  13,199
                                                                                   --------------
                                                                                          123,996
                                                                                   --------------
Singapore--0.7%
Capitaland, Ltd.                                                    4,164                  15,478
City Developments, Ltd. ADR                                         3,809                  20,967
ComfortDelgro Corp., Ltd.                                          11,580                  10,307
DBS Group Holdings ADR                                              1,359                  50,837
Fraser and Neave, Ltd.                                              1,662                  16,961
Keppel Corp., Ltd. ADR                                              1,431                  21,514
Oversea-Chinese Banking Corp., Ltd.                                 9,386                  34,767
Singapore Airlines, Ltd.                                            2,764                  19,008
Singapore Exchange Ltd.                                             9,934                  14,863
Singapore Press Holdings, Ltd.                                      9,060                  24,825
Singapore Technologies Engineering, Ltd.                            5,325                   8,020
Singapore Telecommunications, Ltd. ADR                              2,965                  42,996
United Overseas Bank, Ltd.                                          2,663                  44,449
Venture Corp., Ltd.                                                 1,331                  11,463
                                                                                   --------------
                                                                                          336,455
                                                                                   --------------
Spain--4.0%
Abertis Infraestructuras SA                                           868                  25,323
Acciona SA                                                            175                  20,123
Acerinox SA                                                         1,064                  14,844
Acs Actividades Cons y Serv                                         1,004                  29,389
Altadis SA                                                          1,215                  54,643
Amadeus Global Travel Distribution SA, Class A(a)                   1,715                  15,189
Antena 3 Television SA                                                586                  10,666
Banco Bilbao Vizcaya ADR                                           17,211                 301,881
Banco Popular Espanol SA                                            4,100                  50,174
Banco Santander Central Hispano                                    31,320                 412,484
Cintra Concesiones de Infraestructuras de Transporte SA             1,084                  14,976
Corporacion Mapfre SA                                               4,027                  13,866
Ebro Puleva SA                                                        661                  11,904
Endesa SA ADR                                                       4,082                 109,274
Fomento de Connstrucciones Y Contratas SA                             208                  12,453
Gamesa Corporacion Tecnologica, SA                                    864                  13,332
Gas Natural SDG SA                                                    831                  24,281
Grupo Ferrovial SA                                                    334                  27,916
Iberdrola SA                                                        3,629                 101,730
Iberia Lineas Aereas de Espana                                      3,677                   9,418
Inditex SA                                                          1,058                  31,176
Indra Sistemas SA                                                     859                  18,923
Metrovacesa SA                                                        214                  15,830
NH Hoteles SA                                                         902                  13,999
Promotora de Informaciones SA                                         399                   7,727
Repsol SA  ADR                                                      4,240                 136,994
Sacyr Vallehermoso SA                                                 639                  17,983
Sociedad General de Aguas de Barcelona SA                             576                  14,040
Telefonica Publicidad e Informaciones SA                              914                   7,921
Telefonica SA ADR                                                   8,010                 395,053
Union Fenosa SA                                                     1,043                  34,593
                                                                                   --------------
                                                                                        1,968,105
                                                                                   --------------

Sweden--2.2%
Assa Abloy AB, Class B                                              1,497                  21,228
Atlas Copco AB ADR                                                  4,692                  91,053
Atlas Copco AB                                                      3,441                  59,654
Electrolux AB, Class A, ADR                                           641                  30,103
Eniro AB                                                            1,009                  11,809
Gambro AB, Class A                                                  1,489                  22,674
Getinge AB                                                          1,067                  14,786
Hennes & Mauritz AB, Class B                                        2,132                  76,451
Modern Times Group MTG AB, Class B(a)                                 247                   9,336
Nordea Bank AB                                                      9,275                  93,055
Sandvik AB                                                            902                  44,986
Scania AB Class B                                                     432                  15,660
Securitas AB, Class B                                               1,398                  21,731
Skandia Forsakrings AB                                              4,290                  22,474
Skandinaviska Enskilda Banken AB, Class A                           2,040                  37,526
Skanska AB                                                          1,917                  28,412
SKF AB-B Shs                                                        1,944                  25,381
Ssab Svenskt Stal AB                                                  494                  15,016
Svenska Cellulosa AB ADR                                              803                  28,205
Svenska Handelbanken AB                                             2,130                  49,503
Swedish Match AB                                                    1,322                  15,832
TELE2 AB - B Shs                                                    1,970                  20,187
Telefonaktiebolaget LM Ericsson ADR                                 6,179                 227,634
TeliaSonera AB                                                      8,409                  40,185
Trelleborg AB, Class B                                                507                   8,509
Volvo AB ADR                                                          873                  38,100
Volvo AB, Class A                                                     506                  21,442
                                                                                   --------------
                                                                                        1,090,932
                                                                                   --------------
Switzerland--6.1%
Abb, Ltd.(a)                                                        8,638                  63,576
Adecco SA ADR                                                       2,635                  30,145
Ciba Specialty Chemicals AG, ADR                                      780                  22,854
Clariant AG, Registered                                             1,087                  15,712
Compagnie Financiere Richemont                                      2,300                  91,429
Credit Suisse Group                                                 6,850                 304,688
Geberit AG                                                             24                  17,551
Givaudan SA, Registered                                                32                  20,616
Holcim Ltd.                                                           780                  52,011
Logitech International SA(a)                                          388                  15,811
Lonza Group AG, Registered                                            189                  11,213
Nestle SA  ADR                                                      8,578                 630,417
Nobel Biocare Holding AG                                              116                  27,459
Novartis AG ADR                                                    12,503                 637,653
PSP Swiss Property AG                                                 347                  17,519
Rieter Holding AG                                                      67                  19,712
Roche Holding AG ADR                                                3,055                 213,027
Schindler Holding AG                                                   34                  13,269
Serono SA ADR                                                       1,256                  20,661
SGS SA                                                                 22                  17,062
Straumann Holding AG                                                   59                  15,871
Swatch Group AG, Class B                                              208                  28,867
Swiss Reinsurance Co. ADR                                           1,500                  98,895
Swisscom AG ADR                                                     1,040                  34,091
Syngenta AG ADR                                                     2,436                  51,156
Synthes, Inc.                                                         209                  24,588
UBS AG, Registered                                                  4,638                 396,948

Unaxis Holding AG(a)                                                   55                   7,324
Zurich Financial Services ADR                                       6,559                 112,179
                                                                                   --------------
                                                                                        3,012,304
                                                                                   --------------
United Kingdom--22.5%
3I Group PLC                                                        2,701                  37,440
Aegis Group PLC                                                     6,530                  16,173
Alliance Unichem PLC                                                1,328                  20,386
Amec PLC                                                            1,935                  12,475
Amvescap PLC                                                        1,685                  21,956
Anglo American PLC                                                  6,008                 179,880
ARM Holdings PLC ADR                                                1,981                  12,421
Arriva PLC                                                          1,194                  12,439
Associated British Ports Holdings PLC                               1,790                  16,650
Astrazeneca PLC ADR                                                 9,055                 426,490
Aviva PLC                                                          10,477                 115,485
BAA PLC                                                             4,909                  54,191
BAE Systems PLC                                                     3,626                  88,139
Balfour Beatty PLC                                                  2,042                  11,840
Barclays PLC ADR                                                    8,831                 360,128
Barratt Developments PLC                                            1,318                  17,687
BBA Group PLC                                                       2,146                  11,266
Bellway PLC                                                           776                  12,017
BG Group PLC ADR                                                    3,223                 153,705
BHP Billiton PLC                                                    5,728                 186,160
BOC Group PLC ADR                                                   1,075                  43,860
Boots Group PLC                                                     3,182                  34,338
BP PLC  ADR                                                        19,451               1,378,103
BPB PLC                                                             2,178                  28,446
Brambles Industries PLC                                             3,571                  22,039
British Airways ADR(a)                                                233                  12,051
British American Tobacco PLC ADR                                    3,482                 147,428
British Land Co. PLC                                                2,260                  37,603
British Sky Broadcasting PLC                                        1,400                  55,285
Brixton PLC                                                         1,781                  12,292
BT Group PLC  ADR                                                   3,583                 142,030
Bunzl PLC ADR                                                         376                  19,176
Cable & Wireless PLC ADR                                            3,263                  24,538
Cadbury Schweppes PLC ADR                                           2,400                  97,752
Capita Group PLC                                                    3,288                  21,943
Carnival PLC                                                          708                  37,028
Cattles PLC                                                         2,164                  11,475
Centrica PLC ADR                                                    1,661                  72,286
Close Brothers Group PLC                                              914                  13,444
Cobham PLC                                                          4,640                  13,011
Compass Group PLC ADR                                              10,509                  38,345
Corus Group PLC                                                    24,850                  22,711
Daily Mail & General Trust                                          1,630                  19,082
Davis Service Group PLC                                             1,210                  10,259
Diageo PLC ADR                                                      3,348                 194,217
Dixons Group PLC ADR                                                2,824                  22,557
Electrocomponents PLC                                               2,640                  11,397
Emap PLC                                                            1,405                  20,513
EMI Group PLC ADR                                                   1,784                  15,307
Enterprise Inns PLC                                                 1,685                  25,145
Exel PLC                                                            1,494                  32,450
Filtrona PLC                                                        1,210                   5,865
Firstgroup PLC                                                      1,978                  11,543
Friends Provident PLC                                               8,723                  28,877
Gallaher Group PLC ADR                                                714                  44,332
GKN PLC                                                             3,443                  17,953

GlaxoSmithKline PLC ADR                                            15,770                 808,685
Group 4 Securicor PLC                                               6,299                  16,879
GUS PLC                                                             4,318                  65,274
Hammerson PLC                                                       1,200                  19,812
Hanson PLC ADR                                                        680                  35,360
Hays PLC                                                            8,598                  18,684
HBOS PLC                                                            6,893                 312,237
Hilton Group PLC                                                    3,397                  37,801
HMV Group PLC                                                       2,762                  10,054
HSBC Holdings PLC ADR                                              11,876                 964,686
ICAP PLC                                                            2,345                  15,179
IMI PLC                                                             2,193                  16,640
Imperial Chemical Industries PLC ADR                                1,448                  30,582
Imperial Tobacco Group ADR                                          1,671                  97,169
Inchcape PLC                                                          486                  18,822
InterContinental Hotels Group PLC ADR                               2,154                  27,399
International Power PLC ADR                                           700                  31,409
Intertek Group PLC                                                    835                  10,093
ITV PLC(a)                                                         20,210                  40,429
J Sainsbury PLC ADR                                                 1,472                  29,114
Johnson Matthey PLC ADR                                               561                  23,482
Kelda Group PLC                                                     2,028                  25,216
Kesa Electricals PLC                                                2,380                  10,755
Kingfisher PLC  ADR                                                 5,268                  40,261
Land Securities Group PLC                                           1,979                  51,843
Legal & General Group PLC ADR                                       5,386                  54,073
Liberty International PLC                                           1,120                  19,715
Lloyds Tsb Group PLC ADR                                            6,329                 210,313
LogicaCMG PLC                                                       3,760                  11,728
London Stock Exchange PLC                                           1,351                  13,591
Man Group PLC                                                       1,396                  40,917
Marks & Spencer Group ADR                                           1,276                  50,757
Meggitt PLC                                                         2,336                  13,404
Misys PLC                                                           3,010                  10,725
Mitchells & Butlers PLC                                             2,629                  17,003
National Express Group PLC                                            737                  10,964
National Grid Group PLC ADR                                         2,357                 110,661
Next PLC                                                            1,146                  28,280
Pearson PLC                                                         3,577                  41,958
Peninsular and Oriental Steam Navigation Co. (The)                  1,707                  20,173
Persimmon PLC                                                       1,165                  17,731
Pilkington PLC                                                      5,608                  13,773
Provident Financial PLC                                             1,257                  13,956
Prudential Corp. PLC                                                5,201                  95,802
Punch Taverns PLC                                                   1,311                  18,592
Rank Group PLC                                                      3,272                  17,279
Reckitt Benckiser PLC                                               2,726                  83,394
Reed Elsevier PLC ADR                                               1,410                  52,015
Rentokil Initial PLC ADR                                            1,945                  28,431
Reuters Group PLC                                                   1,102                  43,650
Rexam PLC ADR                                                         542                  24,498
Rio Tinto PLC ADR                                                   1,206                 198,146
Rolls-Royce Group PLC ADR                                           1,270                  41,958
Royal & Sun Alliance Insurance Group ADR                            2,747                  23,762
Royal Bank of Scotland Group PLC                                   13,897                 395,948
SABmiller PLC                                                       3,834                  74,542
Sage Group PLC (The)                                                5,916                  24,150
Scottish & Newcastle PLC                                            3,553                  29,187
Scottish & Southern Energy ADR                                      3,787                  68,939
Scottish Power PLC ADR                                              2,067                  83,176
Serco Group PLC                                                     2,569                  11,669
Severn Trent PLC                                                    1,717                  30,152

Signet Group PLC ADR                                                  829                  15,154
Slough Estates PLC                                                  2,147                  20,250
Smith & Nephew PLC ADR                                                868                  36,855
Smiths Group PLC                                                    2,661                  45,175
Societe Generale ADR                                                7,155                 163,815
Tate & Lyle PLC ADR                                                   570                  18,322
Taylor Woodrow PLC                                                  2,801                  16,087
Tesco PLC ADR                                                      11,731                 192,695
Tomkins PLC ADR                                                     1,071                  22,041
Travis Perkins PLC                                                    504                  12,668
Trinity Mirror PLC                                                  1,368                  14,535
Unilever PLC                                                        2,913                 122,987
United Business Media PLC                                           1,462                  14,313
United Utilities PLC                                                  668                   7,726
United Utilities PLC ADR                                            1,290                  30,225
Vodafone Group PLC ADR                                             33,503                 870,072
William Hill PLC                                                    2,105                  21,738
Wimpey (George) PLC                                                 2,115                  16,031
Wolseley PLC  ADR                                                   1,234                  53,050
WPP Group PLC ADR                                                   1,110                  56,743
Yell Group PLC                                                      3,157                  26,777
                                                                                   --------------
                                                                                       11,091,745
                                                                                   --------------
TOTAL COMMON STOCKS (Cost $40,639,488)                                                 45,692,907
                                                                                   --------------
EXCHANGE TRADED FUNDS--6.1%
United States--6.1%
iShares MSCI EAFE Index Fund (Cost $2,885,135)                     52,126               3,028,521
                                                                                   --------------
PREFERRED STOCKS--0.1%
Germany--0.1%
Porsche AG (Cost $25,937)
                                                                       39                  30,064
                                                                                   --------------

                                                                Principal
                                                                   Amount
                                                           --------------
SHORT-TERM INVESTMENTS--0.4%
United States--0.4%
The Bank of New York Cash Reserve (Cost $212,808)          $      212,808                 212,808
                                                                                   --------------
TOTAL INVESTMENTS (Cost $43,763,368)--99.5%                                            48,964,300
                                                                                   --------------
OTHER ASSETS LESS LIABILITIES--0.5%                                                       244,563
                                                                                   --------------
NET ASSETS--100.0%                                                                 $   49,208,863
                                                                                   ==============

(a)  Represents non-income producing securities.
ADR - American Depositary Receipt.

Item 2. Controls and Procedures.

     (a) The President (principal executive officer) and Treasurer (principal financial officer) of the registrant have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluations of these controls and procedures as of a date within 90 days of the filing date of this report.

     (b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

          A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below:
Attached hereto.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) E*TRADE Funds

By: /s/ Dennis Webb
    ---------------------------------------
    Dennis Webb
    President (Principal Executive Officer)

Date: November 29, 2005

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dennis Webb
    ---------------------------------------
    Dennis Webb
    President (Principal Executive Officer)

Date: November 29, 2005

By: /s/ Elizabeth Gottfried
    ---------------------------------------
    Elizabeth Gottfried
    Treasurer (Principal Financial Officer)

Date: November 29, 2005